UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22519
                                                    -----------

                First Trust Exchange-Traded AlphaDEX(R) Fund II
       -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       -----------------------------------------------------------------
                   (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       -----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2013
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

      The Portfolios of Investments are attached herewith.


FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

  SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - 99.9%

            AUSTRALIA - 16.6%
     71,695 Australian Infrastructure Fund ...................  $   228,414
     14,093 Boral Ltd. (b)....................................       72,338
     16,368 Caltex Australia Ltd. (b).........................      365,501
    104,598 Commonwealth Property Office Fund (b).............      121,073
      2,353 CSL Ltd. (b)......................................      145,443
      4,589 Flight Centre Ltd. (b)............................      161,114
     15,509 Fortescue Metals Group Ltd. (b)...................       64,208
     18,122 GrainCorp Ltd. (b)................................      220,940
     27,899 Harvey Norman Holdings Ltd. (b)...................       79,624
     16,354 Iluka Resources Ltd. (b)..........................      160,737
     49,543 Insurance Australia Group Ltd. (b)................      295,557
      6,891 Lend Lease Group (b)..............................       73,511
     40,092 OZ Minerals Ltd. (b)..............................      223,806
     88,738 Qantas Airways Ltd. (b) (c).......................      165,457
     47,398 Regis Resources Ltd. (b) (c)......................      205,647
     78,443 TABCORP Holdings Ltd. (b).........................      264,528
     21,516 Treasury Wine Estates Ltd. (b)....................      127,906
                                                                -----------
                                                                  2,975,804
                                                                -----------

            BERMUDA - 9.5%
     92,300 Great Eagle Holdings Ltd. (b).....................      376,632
     48,000 Hongkong Land Holdings Ltd. (b)...................      356,632
      4,000 Jardine Matheson Holdings Ltd. (b)................      260,823
      5,500 Jardine Strategic Holdings Ltd. (b)...............      218,134
     45,500 Kerry Properties Ltd. (b).........................      203,126
     52,000 Luk Fook Holdings International Ltd. (b)..........      167,433
     71,500 NWS Holdings Ltd. (b).............................      128,188
                                                                -----------
                                                                  1,710,968
                                                                -----------

            CAYMAN ISLANDS - 2.7%
     54,600 ENN Energy Holdings Ltd. (b)......................      300,983
    441,989 New World China Land Ltd. (b).....................      188,468
                                                                -----------
                                                                    489,451
                                                                -----------

            HONG KONG - 22.4%
    617,749 Champion Real Estate Investment Trust (b).........      321,104
     11,050 Cheung Kong Holdings Ltd. (b).....................      163,698
    234,000 Fosun International Ltd. (b)......................      157,727
     84,500 Galaxy Entertainment Group Ltd. (b) (c)...........      354,342
     30,953 Henderson Land Development Co., Ltd. (b)..........      212,120
     64,636 Hopewell Holdings Ltd. (b)........................      262,803
     65,000 Hysan Development Co., Ltd. (b)...................      330,320
     24,258 Link REIT (b).....................................      132,618
    146,900 New World Development Co., Ltd. (b)...............      250,044
     91,000 Sino Land Co., Ltd. (b)...........................      154,879
     16,250 Sun Hung Kai Properties Ltd. (b)..................      218,866
     18,629 Swire Pacific Ltd. (b)............................      238,220
     54,600 Swire Properties Ltd. (b).........................      194,540
    123,500 Techtronic Industries Co. (b).....................      303,185

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

  SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            HONG KONG - (CONTINUED)
     41,860 Wharf Holdings Ltd. (b)...........................  $   375,172
     65,975 Wheelock & Co., Ltd. (b)..........................      354,395
                                                                -----------
                                                                  4,024,033
                                                                -----------

            MAURITIUS - 1.4%
    525,000 Golden Agri-Resources Ltd. (b)....................      245,679
                                                                -----------

            NEW ZEALAND - 1.2%
    113,880 Telecom Corp. of New Zealand Ltd. (b).............      223,508
                                                                -----------

            SINGAPORE - 10.5%
     39,000 ComfortDelGro Corp. Ltd. (b)......................       60,180
     65,000 First Resources Ltd. (b)..........................       96,242
     13,000 Fraser and Neave Ltd. (b).........................       98,940
     26,000 Global Logistic Properties Ltd. (b)...............       55,215
     13,000 Keppel Corp., Ltd. (b)............................      117,762
     96,000 Keppel Land Ltd. (b)..............................      306,190
    117,000 Keppel REIT Asia (b)..............................      128,487
     64,000 Mapletree Logistics Trust (b).....................       62,740
     96,000 Overseas Union Enterprise Ltd. (b)................      238,197
     39,000 SembCorp Industries Ltd. (b)......................      163,754
    234,000 Suntec Real Estate Investment Trust (b)...........      340,000
     39,000 UOL Group Ltd. (b)................................      220,231
                                                                -----------
                                                                  1,887,938
                                                                -----------

            SOUTH KOREA - 35.6%
        637 AMOREPACIFIC Group (b)............................      232,149
      5,200 BS Financial Group, Inc. (b)......................       70,969
     13,310 Cheil Worldwide, Inc. (b) (c).....................      288,498
      3,108 CJ Corp. (b)......................................      406,787
      2,575 CJ Korea Express Co., Ltd. (b) (c)................      234,411
      7,410 Daewoo International Corp. (b)....................      258,301
        455 Doosan Corp. (b)..................................       52,586
      2,730 Halla Visteon Climate Control Corp. (b)...........       69,499
      3,650 Hana Financial Group, Inc. (b)....................      129,406
      1,161 Hotel Shilla Co., Ltd. (b)........................       57,562
      1,027 Hyundai Glovis Co., Ltd. (b)......................      178,120
      2,606 Hyundai Hysco (b).................................       80,492
      5,460 Hyundai Marine & Fire Insurance Co., Ltd. (b).....      156,850
        923 Hyundai Mipo Dockyard (b).........................       96,728
        196 Hyundai Mobis (b).................................       55,022
        742 Hyundai Motor Co. (b).............................      149,992
        703 Hyundai Steel Co. (b).............................       51,578
      1,001 Hyundai Wia Corp. (b).............................      149,317
     10,150 Industrial Bank of Korea (b)......................      116,934
      1,080 KCC Corp. (b).....................................      288,905
      1,235 KEPCO Plant Service & Engineering Co., Ltd. (b)...       62,290
      2,704 Kia Motors Corp. (b)..............................      137,195
      6,770 Korea Electric Power Corp. (b) (c)................      184,822
      7,290 Korea Exchange Bank (b)...........................       48,551

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

  SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            SOUTH KOREA - (CONTINUED)
      4,355 Korea Gas Corp. (b)...............................  $   273,567
        638 Korea Zinc Co., Ltd. (b)..........................      204,381
      7,160 KT Corp. (b)......................................      226,384
      1,002 LG Corp. (b)......................................       58,519
      4,420 LG Display Co., Ltd. (b) (c)......................      129,252
     25,750 LG Uplus Corp. (b) (c)............................      186,054
        390 Lotte Shopping Co., Ltd. (b)......................      138,351
      1,288 LS Corp. (b)......................................      102,632
        350 Neo Holdings Co., Ltd. (b) (c)....................            0
        209 NHN Corp. (b).....................................       50,526
         65 Orion Corp. (b)...................................       63,622
        508 POSCO (b).........................................      149,490
        586 S-Oil Corp. (b)...................................       49,521
      2,743 S1 Corp. (b)......................................      153,482
        141 Samsung Electronics Co., Ltd. (b).................      192,187
      1,670 Shinhan Financial Group Co., Ltd. (b).............       60,108
      1,209 SK Holdings Co., Ltd. (b).........................      184,176
      1,482 SK Innovation Co., Ltd. (b).......................      218,218
      1,703 SK Telecom Co., Ltd. (b)..........................      276,755
     11,320 Woori Finance Holdings Co., Ltd. (b)..............      127,968
                                                                -----------
                                                                  6,402,157
                                                                -----------

            TOTAL INVESTMENTS - 99.9% ........................   17,959,538
            (Cost $17,260,811) (d)

            NET OTHER ASSETS AND LIABILITIES - 0.1% ..........       24,463
                                                                -----------
            NET ASSETS - 100.0% ..............................  $17,984,001
                                                                ===========

-------------------------------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

      (c)   Non-income producing security.

      (d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,160,114 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $461,387.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

-------------------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        3/31/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
    Australia.................................  $     2,975,804  $     228,414  $     2,747,390  $           --
    Bermuda...................................        1,710,968             --        1,710,968              --
    Cayman Islands............................          489,451             --          489,451              --
    Hong Kong.................................        4,024,033             --        4,024,033              --
    Mauritius.................................          245,679             --          245,679              --
    New Zealand...............................          223,508             --          223,508              --
    Singapore.................................        1,887,938             --        1,887,938              --
    South Korea...............................        6,402,157             --        6,402,157              --
                                                ---------------  -------------  ---------------  --------------
TOTAL INVESTMENTS.............................  $    17,959,538  $     228,414  $    17,731,124  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. The fair value of foreign equity securities typically occurs once a pre-established market trigger is reached, such as the change in value between a foreign markets' close and the New York Stock Exchange ("NYSE") close. When this occurs, a foreign equity security normally priced based on a last sale price from the exchange on which it is principally traded (Level 1) is priced based on a factor provided by an independent pricing service (Level 2). When the pre-established market trigger is reached on a report period end date, as was the case at the prior year-end, December 31, 2012, as well as the current quarter-end, March 31 2013, a majority of the portfolio securities fall into the Level 2 category. The portfolio securities that transferred between Levels 1 and 2 at December 31, 2012 vs. March 31, 2013, were the result of being priced based upon a last sale price at one of those dates vs. being priced based on a factor at the other date. As of March 31, 2013, the Fund transferred common stocks valued at $175,703 from Level 2 to Level 1 of the fair value hierarchy.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

        INDUSTRY                                                % OF NET ASSETS
        ------------------------------------------------------------------------
        Real Estate Management & Development                          23.8%
        Industrial Conglomerates                                      10.9
        Metals & Mining                                                7.2
        Real Estate Investment Trusts (REITs)                          6.2
        Hotels, Restaurants & Leisure                                  6.0
        Diversified Telecommunication Services                         3.6
        Oil, Gas & Consumable Fuels                                    3.5
        Food Products                                                  3.5
        Gas Utilities                                                  3.2
        Commercial Banks                                               3.1
        Insurance                                                      2.5
        Household Durables                                             1.7
        Road & Rail                                                    1.6
        Building Products                                              1.6
        Media                                                          1.6
        Automobiles                                                    1.6
        Wireless Telecommunication Services                            1.5
        Auto Components                                                1.5
        Trading Companies & Distributors                               1.4
        Personal Products                                              1.3
        Transportation Infrastructure                                  1.3
        Multiline Retail                                               1.2
        Commercial Services & Supplies                                 1.2
        Semiconductors & Semiconductor Equipment                       1.1
        Electric Utilities                                             1.0
        Air Freight & Logistics                                        1.0
        Specialty Retail                                               0.9
        Airlines                                                       0.9
        Biotechnology                                                  0.8
        Electronic Equipment, Instruments & Components                 0.7
        Beverages                                                      0.7
        Electrical Equipment                                           0.6
        Machinery                                                      0.5
        Construction Materials                                         0.4
        Internet Software & Services                                   0.3
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                             99.9
        NET OTHER ASSETS AND LIABILITIES                               0.1
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - 99.9%

            AUSTRIA - 3.4%
      4,103 Andritz AG (b)....................................  $   276,181
     16,689 EVN AG (b)........................................      241,742
      2,719 Lenzing AG (b)....................................      227,666
      8,298 OMV AG (b)........................................      353,816
      4,812 Raiffeisen Bank International AG (b)..............      164,079
      1,941 Voestalpine AG (b)................................       59,732
                                                                -----------
                                                                  1,323,216
                                                                -----------

            BELGIUM - 3.5%
     12,113 Ageas (b).........................................      411,129
      3,571 D'ieteren S.A. N.V. ..............................      163,187
      7,522 Delhaize Group S.A. (b)...........................      410,623
      1,501 Solvay S.A. (b)...................................      203,680
      4,446 Umicore S.A. (b)..................................      209,121
                                                                -----------
                                                                  1,397,740
                                                                -----------

            BERMUDA - 0.5%
     22,714 Catlin Group Ltd. (b).............................      180,268
                                                                -----------

            CAYMAN ISLANDS - 1.0%
     22,843 Manchester United PLC (c).........................      382,620
                                                                -----------

            DENMARK - 2.4%
         27 AP Moller - Maersk A.S. (b).......................      211,911
      3,220 Danske Bank A.S. (b) (c)..........................       57,732
     18,879 GN Store Nord A.S. (b)............................      336,188
        602 Rockwool International A.S. (b)...................       73,540
     15,948 TDC A.S. (b)......................................      122,750
      5,936 Topdanmark A.S. (b) (c)...........................      142,388
                                                                -----------
                                                                    944,509
                                                                -----------

            FINLAND - 2.0%
      6,309 Fortum OYJ (b)....................................      127,262
      1,681 Kone OYJ (b)......................................      132,541
     22,160 Neste Oil OYJ (b).................................      313,169
     18,703 Stora Enso OYJ (b)................................      121,082
     10,281 UPM-Kymmene OYJ (b)...............................      114,990
                                                                -----------
                                                                    809,044
                                                                -----------

            FRANCE - 15.1%
     35,857 Air France-KLM (b) (c)............................      339,023
    263,138 Alcatel-Lucent (b) (c)............................      354,662
      1,232 Arkema S.A. (b)...................................      112,272
      4,167 AtoS (b)..........................................      287,139
        895 Bollore ..........................................      344,177
      9,517 Bouygues S.A. (b).................................      258,471
      1,132 Bureau Veritas S.A. (b)...........................      140,927
      4,962 Cie de St-Gobain (b)..............................      184,257
      7,381 Cie Generale de Geophysique - Veritas (b) (c).....      166,471
      3,708 Cie Generale des Etablissements Michelin (b)......      310,659
      1,771 Eiffage S.A. (b)..................................       75,058

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            FRANCE - (CONTINUED)
      2,773 Electricte de France (b)..........................  $    53,193
        991 Eramet (b)........................................      107,332
      2,635 Euler Hermes S.A. (b).............................      242,949
      1,262 Eurazeo (b).......................................       64,084
     24,077 France Telecom S.A. (b)...........................      243,968
     10,391 GDF Suez (b)......................................      199,621
        714 Iliad S.A. .......................................      151,884
      2,157 Lafarge S.A. (b)..................................      143,609
     18,452 Natixis (b).......................................       70,198
     29,402 Peugeot S.A. (b) (c)..............................      213,243
      3,114 Publicis Groupe S.A. (b)..........................      209,007
      6,189 Renault S.A. (b)..................................      388,283
      2,882 Rexel S.A. (b)....................................       62,929
      3,252 Sa des Ciments Vicat (b)..........................      202,812
      4,092 Societe Generale S.A. (b) (c).....................      134,721
      5,125 Suez Environnement Co. (b)........................       65,350
      5,856 Total S.A. (b)....................................      280,467
      5,023 Valeo S.A. (b)....................................      272,165
      1,372 Vallourec S.A. (b)................................       66,001
        531 Vilmorin & Cie (b)................................       63,909
      1,376 Wendel S.A. (b)...................................      145,707
                                                                -----------
                                                                  5,954,548
                                                                -----------

            GERMANY - 12.2%
      1,411 Adidas AG (b).....................................      146,672
        481 Allianz SE (b)....................................       65,571
      3,987 Aurubis AG (b)....................................      253,726
        690 BASF SE (b).......................................       60,584
      2,030 Bayer AG (b)......................................      209,792
      1,591 Bayerische Motoren Werke AG (b)...................      137,682
      1,816 Brenntag AG (b)...................................      283,963
      2,966 Continental AG (b)................................      355,505
      4,802 Daimler AG (b)....................................      261,888
      1,471 Deutsche Bank AG (b)..............................       57,511
      4,284 Deutsche Lufthansa AG (b).........................       83,792
      2,972 Deutsche Post AG (b)..............................       68,587
     14,238 Freenet AG (b)....................................      346,323
      1,832 Fuchs Petrolub AG (Preference Shares) (b).........      154,293
      1,819 Hannover Rueckversicherung AG (b).................      143,211
        722 Henkel AG & Co. KGaA (Preference Shares) (b)......       69,558
     27,464 Infineon Technologies AG (b)......................      217,305
      3,503 Lanxess AG (b)....................................      249,017
        932 Merck KGaA (b)....................................      140,772
      6,014 Salzgitter AG (b).................................      241,697
     14,522 Sky Deutschland AG (b) (c)........................       80,202
     33,715 TUI AG (b) (c)....................................      362,775
      8,546 United Internet AG (b)............................      208,061
      1,736 Volkswagen AG (b).................................      327,417
      1,802 Wacker Chemie AG (b)..............................      129,190

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            GERMANY - (CONTINUED)
      5,059 Wirecard AG (b)...................................  $   140,159
                                                                -----------
                                                                  4,795,253
                                                                -----------

            IRELAND - 3.8%
     10,090 DCC PLC (b).......................................      348,551
     32,758 Glanbia PLC (b)...................................      390,503
      3,404 Kerry Group PLC ..................................      202,877
        781 Paddy Power PLC ..................................       70,299
     28,794 Smurfit Kappa Group PLC (b).......................      473,046
                                                                -----------
                                                                  1,485,276
                                                                -----------

            ITALY - 6.2%
    116,413 Banco Popolare SC (b) (c).........................      147,478
     65,707 Enel S.p.A (b)....................................      215,449
     10,624 ENI S.p.A (b).....................................      237,854
     11,550 Exor S.p.A (b)....................................      323,740
     32,663 Fiat S.p.A (b) (c)................................      174,480
     10,562 Lottomatica S.p.A (b).............................      248,701
    123,770 Mediaset S.p.A (b)................................      253,692
     54,433 Parmalat S.p.A (b)................................      139,243
     21,579 Pirelli & C. S.p.A (b)............................      227,023
     15,550 Prada S.p.A (b)...................................      157,570
     16,286 Prysmian S.p.A (b)................................      336,008
                                                                -----------
                                                                  2,461,238
                                                                -----------

            JERSEY - 1.6%
      1,412 Randgold Resources Ltd. (b).......................      121,769
     15,413 UBM PLC (b).......................................      165,358
      2,607 Wolseley PLC (b)..................................      130,014
     12,839 WPP PLC (b).......................................      205,181
                                                                -----------
                                                                    622,322
                                                                -----------

            LUXEMBOURG - 2.3%
      8,102 ArcelorMittal (b).................................      105,256
     10,649 AZ Electronic Materials S.A. (b)..................       61,620
      1,638 Eurofins Scientific (b)...........................      344,388
      7,556 Subsea 7 S.A. (b).................................      177,579
     11,388 Tenaris S.A. (b)..................................      231,919
                                                                -----------
                                                                    920,762
                                                                -----------

            NETHERLANDS - 1.9%
     33,528 Aegon N.V. (b)....................................      202,444
      1,981 Gemalto N.V. (b)..................................      172,936
     13,914 Koninklijke Ahold NV (b)..........................      213,306
      4,982 Koninklijke Philips Electronics N.V. (b)..........      147,402
                                                                -----------
                                                                    736,088
                                                                -----------

            NORWAY - 4.0%
      6,137 Aker Solutions ASA (b)............................      115,194
    121,736 DNO International ASA (b) (c).....................      211,354

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            NORWAY - (CONTINUED)
      5,202 Fred Olsen Energy ASA (b).........................  $   223,708
     14,063 Petroleum Geo-Services ASA (b)....................      218,139
     11,255 Statoil ASA (b)...................................      274,767
      7,125 TGS Nopec Geophysical Co. ASA (b).................      270,044
      5,801 Yara International ASA (b)........................      264,809
                                                                -----------
                                                                  1,578,015
                                                                -----------

            PORTUGAL - 1.4%
     63,314 EDP - Energias de Portugal S.A. (b)...............      195,112
    108,723 Portucel S.A. ....................................      374,060
                                                                -----------
                                                                    569,172
                                                                -----------

            SPAIN - 6.4%
      2,041 Acciona S.A. (b)..................................      111,746
     34,775 Bankia S.A. (b) (c)...............................        7,393
     42,102 Distribuidora Internacional de Alimentacion
               S.A. (b).......................................      292,204
     25,945 EDP Renovaveis S.A. (b) (c).......................      125,482
     12,095 Endesa S.A. (b) ..................................      255,733
      8,931 Ferrovial S.A. (b)................................      142,147
     12,313 Gas Natural SDG S.A. (b)..........................      218,494
      8,821 Grifols S.A. (b) (c)..............................      327,630
     66,355 Iberdrola S.A. (b)................................      310,201
      1,404 Inditex S.A. (b)..................................      187,098
     72,516 International Consolidated Airlines Group
               S.A. (b) (c)...................................      279,980
     12,347 Repsol S.A. (b)...................................      250,842
                                                                -----------
                                                                  2,508,950
                                                                -----------

            SWEDEN - 6.4%
     13,930 Boliden AB (b)....................................      225,022
     11,768 Electrolux AB (b).................................      299,972
      8,125 Hexagon AB (b)....................................      221,892
     10,621 Holmen AB (b).....................................      316,061
      4,763 Lundin Petroleum AB (b) (c).......................      103,500
     15,132 Saab AB (b).......................................      328,066
     27,732 Skandinaviska Enskilda Banken AB (b)..............      278,895
     24,512 SSAB AB (b).......................................      187,482
     12,360 Swedbank AB (b)...................................      281,615
      8,066 TeliaSonera AB (b)................................       57,608
     10,326 Trelleborg AB (b).................................      142,148
      4,142 Volvo AB (b)......................................       60,472
                                                                -----------
                                                                  2,502,733
                                                                -----------

            SWITZERLAND - 1.7%
      4,884 Clariant AG (b) ..................................       68,094
        142 Flughafen Zuerich AG (b)..........................       66,119
        331 Helvetia Holding AG (b)...........................      133,611
      1,591 Sulzer AG (b).....................................      272,252
        978 Swiss Life Holding AG (b).........................      145,383
                                                                -----------
                                                                    685,459
                                                                -----------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            UNITED KINGDOM - 24.1%
     34,730 Aberdeen Asset Management PLC (b).................  $   226,961
    102,830 Afren PLC (b) (c).................................      222,257
     24,291 African Barrick Gold PLC (b)......................       71,452
      9,428 AMEC PLC (b)......................................      151,510
     26,777 Amlin PLC (b).....................................      172,478
      3,962 Anglo American PLC (b)............................      102,312
     55,615 Ashtead Group PLC (b).............................      497,585
      3,656 AstraZeneca PLC (b)...............................      183,388
      1,831 Aveva Group PLC (b)...............................       63,137
    106,242 Barratt Developments PLC (b) (c)..................      443,872
      1,862 BHP Billiton PLC (b)..............................       54,225
     33,005 BP PLC (b)........................................      232,091
      6,900 British Land Co., PLC (b).........................       57,120
      6,495 Bunzl PLC (b).....................................      128,201
     66,145 Capital & Counties Properties PLC (b).............      274,106
    175,860 Debenhams PLC (b).................................      221,451
     35,519 Drax Group PLC (b)................................      330,916
     16,830 Dunelm Group PLC (b)..............................      214,426
     31,021 easyJet PLC (b)...................................      510,407
     50,301 GKN PLC (b).......................................      202,705
     23,962 Great Portland Estates PLC (b)....................      180,937
      5,997 Greene King PLC (b)...............................       64,053
     17,192 Hargreaves Lansdown PLC (b).......................      227,314
      6,104 Inmarsat PLC (b)..................................       65,347
     60,369 Intermediate Capital Group PLC (b)................      389,470
     31,093 J Sainsbury PLC (b)...............................      179,094
     22,411 John Wood Group PLC (b)...........................      296,108
     27,265 Kingfisher PLC (b)................................      119,512
     10,093 Marks & Spencer Group PLC (b).....................       59,853
     14,831 Millennium & Copthorne Hotels PLC (b).............      128,425
     12,363 Mitchells & Butlers PLC (b) (c)...................       61,337
      2,972 Pearson PLC (b)...................................       53,476
     18,993 Persimmon PLC (b).................................      309,385
     10,034 Premier Oil PLC (b) (c)...........................       59,399
      2,624 Provident Financial PLC (b).......................       62,492
     95,029 QinetiQ Group PLC (b).............................      299,964
      8,714 Renishaw PLC (b)..................................      243,572
      3,182 Rotork PLC (b)....................................      140,624
      8,193 Royal Dutch Shell PLC (b).........................      272,459
     31,400 Sports Direct International PLC (b) (c)...........      203,418
    265,313 Taylor Wimpey PLC (b).............................      367,760
      8,044 Telecity Group PLC (b)............................      110,666
     10,849 Tesco PLC (b).....................................       63,067
      3,460 Travis Perkins PLC (b)............................       76,615
     76,926 TUI Travel PLC (b)................................      381,627
     40,986 Vodafone Group PLC (b)............................      116,305
      1,590 Whitbread PLC (b).................................       62,190
     12,251 William Hill PLC (b)..............................       68,943
     37,885 WM Morrison Supermarkets PLC (b)..................      159,242

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            UNITED KINGDOM - (CONTINUED)
     18,807 Xstrata PLC (b)...................................  $   306,171
                                                                -----------
                                                                  9,489,425
                                                                -----------

            TOTAL INVESTMENTS - 99.9% ........................   39,346,638
            (Cost $37,379,984) (d)

            NET OTHER ASSETS AND LIABILITIES - 0.1% ..........       34,329
                                                                -----------
            NET ASSETS - 100.0% ..............................  $39,380,967
                                                                ===========

-------------------------------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

      (c)   Non-income producing security.

      (d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,961,183 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $994,529.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

---------------------------------------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        3/31/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
    Austria...................................  $     1,323,216  $          --  $     1,323,216  $           --
    Belgium...................................        1,397,740        163,187        1,234,553              --
    Bermuda...................................          180,268             --          180,268              --
    Cayman Islands............................          382,620        382,620               --              --
    Denmark...................................          944,509             --          944,509              --
    Finland...................................          809,044             --          809,044              --
    France....................................        5,954,548        496,061        5,458,487              --
    Germany...................................        4,795,253             --        4,795,253              --
    Ireland...................................        1,485,276        273,176        1,212,100              --
    Italy.....................................        2,461,238             --        2,461,238              --
    Jersey....................................          622,322             --          622,322              --
    Luxembourg................................          920,762             --          920,762              --
    Netherlands...............................          736,088             --          736,088              --
    Norway....................................        1,578,015             --        1,578,015              --
    Portugal..................................          569,172        374,060          195,112              --
    Spain.....................................        2,508,950             --        2,508,950              --
    Sweden....................................        2,502,733             --        2,502,733              --
    Switzerland...............................          685,459             --          685,459              --
    United Kingdom............................        9,489,425             --        9,489,425              --
                                                ---------------  -------------  ---------------  --------------
TOTAL INVESTMENTS.............................  $    39,346,638  $   1,689,104  $    37,657,534  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. The fair value of foreign equity securities typically occurs once a pre-established market trigger is reached, such as the change in value between a foreign markets' close and the NYSE close. When this occurs, a foreign equity security normally priced based on a last sale price from the exchange on which it is principally traded (Level 1) is priced based on a factor provided by an independent pricing service (Level 2). When the pre-established market trigger is reached on a report period end date, as was the case at the prior year-end, December 31, 2012, as well as the current quarter-end, March 31 2013, a majority of the portfolio securities fall into the Level 2 category. The portfolio securities that transferred between Levels 1 and 2 at December 31, 2012 vs. March 31, 2013, were the result of being priced based upon a last sale price at one of those dates vs. being priced based on a factor at the other date. As of March 31, 2013, the Fund transferred common stocks valued at $199,933 from Level 1 to Level 2 and $333,137 from Level 2 to Level 1 of the fair value hierarchy.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

        INDUSTRY                                                % OF NET ASSETS
        ------------------------------------------------------------------------
        Oil, Gas & Consumable Fuels                                    7.1%
        Energy Equipment & Services                                    4.7
        Insurance                                                      4.7
        Metals & Mining                                                4.7
        Chemicals                                                      4.4
        Electric Utilities                                             3.8
        Automobiles                                                    3.8
        Hotels, Restaurants & Leisure                                  3.7
        Household Durables                                             3.6
        Auto Components                                                3.5
        Media                                                          3.4
        Food & Staples Retailing                                       3.3
        Airlines                                                       3.1
        Trading Companies & Distributors                               3.0
        Commercial Banks                                               2.9
        Machinery                                                      2.8
        Paper & Forest Products                                        2.3
        Capital Markets                                                2.3
        Food Products                                                  2.0
        Specialty Retail                                               1.8
        Diversified Telecommunication Services                         1.6
        Aerospace & Defense                                            1.6
        Pharmaceuticals                                                1.4
        Diversified Financial Services                                 1.3
        Industrial Conglomerates                                       1.3
        Construction & Engineering                                     1.2
        Containers & Packaging                                         1.2
        Electronic Equipment, Instruments & Components                 1.2
        Wireless Telecommunication Services                            1.2
        Independent Power Producers & Energy Traders                   1.2
        IT Services                                                    1.1
        Air Freight & Logistics                                        1.0
        Communications Equipment                                       0.9
        Construction Materials                                         0.9
        Life Sciences Tools & Services                                 0.9
        Health Care Equipment & Supplies                               0.8
        Electrical Equipment                                           0.8
        Biotechnology                                                  0.8
        Internet Software & Services                                   0.8
        Textiles, Apparel & Luxury Goods                               0.8
        Multiline Retail                                               0.7
        Real Estate Management & Development                           0.7
        Multi-Utilities                                                0.7
        Building Products                                              0.7
        Real Estate Investment Trusts (REITs)                          0.6
        Gas Utilities                                                  0.6
        Semiconductors & Semiconductor Equipment                       0.5


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

        INDUSTRY - (CONTINUED)                                  % OF NET ASSETS
        ------------------------------------------------------------------------
        Marine                                                         0.5
        Computers & Peripherals                                        0.4
        Distributors                                                   0.4
        Professional Services                                          0.4
        Household Products                                             0.2
        Transportation Infrastructure                                  0.2
        Software                                                       0.2
        Consumer Finance                                               0.2
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                             99.9
        NET OTHER ASSETS AND LIABILITIES                               0.1
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


                                                                   % OF TOTAL
        CURRENCY EXPOSURE DIVERSIFICATION                          INVESMENTS
        ------------------------------------------------------------------------
        Euro                                                          55.7%
        British Pound Sterling                                        27.9
        Swedish Krona                                                  6.4
        Norwegian Krone                                                4.5
        Danish Krone                                                   2.4
        Swiss Franc                                                    1.7
        US Dollar                                                      1.0
        Hong Kong Dollar                                               0.4
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - 99.6%

            BRAZIL - 63.1%
      7,474 AES Tiete S.A. (Preference Shares) ...............  $    72,493
     27,993 Amil Participacoes S.A. ..........................      438,025
     20,227 Anhanguera Educacional Participacoes S.A. ........      326,315
     12,107 BR Malls Participacoes S.A. ......................      150,742
     32,213 BR Properties S.A. ...............................      357,081
     30,279 Bradespar S.A. (Preference Shares)................      394,530
      7,528 Cia Brasileira de Distribuicao (Preference
               Shares) .......................................      397,905
      4,107 Cia de Saneamento Basico do Estado de Sao Paulo ..      195,925
     11,089 Cia de Saneamento de Minas Gerais-Copasa MG ......      270,811
     18,090 Cia de Transmissao de Energia Electrica Paulista
               (Preference Shares) ...........................      299,896
     13,866 Cia Energetica de Minas Gerais (Preference
               Shares)........................................      162,076
      7,871 Cia Energetica de Sao Paulo (Preference Shares)...       79,265
     20,593 Cia Paranaense de Energia (Preference Shares) ....      315,200
     23,009 Cosan S.A. Industria e Comercio ..................      516,258
     39,174 Cyrela Brazil Realty S.A. Empreendimentos e
               Participacoes .................................      335,957
     56,333 Eletrobras S.A. ..................................      194,862
      8,839 Gerdau S.A. (Preference Shares)...................       68,061
     37,180 Grendene S.A. ....................................      395,397
     13,157 Iguatemi Empresa de Shopping Centers S.A. ........      166,029
      7,699 M Dias Branco S.A. ...............................      303,845
     71,902 Marcopolo S.A. (Preference Shares) ...............      510,599
     72,207 Marfrig Alimentos S.A. (b)........................      301,585
     13,951 Metalurgica Gerdau S.A. (Preference Shares) ......      134,625
     28,097 MRV Engenharia e Participacoes S.A. ..............      116,657
      8,564 Multiplan Empreendimentos Imobiliarios S.A........      245,806
      3,084 Natura Cosmeticos S.A. ...........................       75,362
     62,727 Oi S.A. (Preference Shares) ......................      189,353
     56,454 Oi S.A., Class C (Preference Shares) (b) (c)......        2,767
     15,236 Petroleo Brasileiro S.A. .........................      138,355
      8,358 Porto Seguro S.A. ................................      116,927
      8,607 Qualicorp S.A. (b)................................       86,507
     19,238 Telefonica Brasil S.A. (Preference Shares) .......      513,616
     65,290 Tim Participacoes S.A. ...........................      288,203
      3,737 Ultrapar Participacoes S.A. ......................       94,500
     24,158 Vale S.A. (Preference Shares) ....................      397,383
                                                                -----------
                                                                  8,652,918
                                                                -----------

            CHILE - 4.1%
    264,408 Enersis S.A. .....................................      102,062
      8,064 ENTEL Chile S.A. .................................      170,858
    103,621 Sigdo Koppers S.A. ...............................      285,040
                                                                -----------
                                                                    557,960
                                                                -----------

            LUXEMBOURG - 1.9%
     12,843 Ternium S.A., ADR ................................      261,355
                                                                -----------

            MEXICO - 28.2%
    227,259 Alfa SAB de C.V. .................................      554,557
     47,216 Arca Continental SAB de C.V. .....................      353,601
    201,668 Cemex SAB de C.V. (b).............................      244,912

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            MEXICO - (CONTINUED)
     32,027 Controladora Comercial Mexicana SAB de C.V. ......  $   117,721
     44,527 Grupo Financiero Banorte, S.A.B. de C.V.,
               O Shares ......................................      356,931
     89,944 Grupo Financiero Inbursa SAB de C.V. .............      261,062
     50,844 Grupo Mexico SAB de C.V. .........................      204,752
    104,241 Grupo Simec SAB de C.V. (b).......................      495,403
     70,593 Industrias CH SAB de C.V. (b).....................      616,116
     17,603 Mexichem SAB de C.V. .............................       94,275
    207,879 OHL Mexico SAB de C.V. (b)........................      574,756
                                                                -----------
                                                                  3,874,086
                                                                -----------

            PANAMA - 2.3%
    128,736 Avianca Taca Holding S.A. (Preference Shares) ....      316,992
                                                                -----------

            TOTAL INVESTMENTS - 99.6% ........................   13,663,311
            (Cost $12,886,226) (d)

            NET OTHER ASSETS AND LIABILITIES - 0.4% ..........       55,709
                                                                -----------
            NET ASSETS - 100.0% ..............................  $13,719,020
                                                                ===========

-------------------------------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b)   Non-income producing security.

      (c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

      (d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,402,559 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $625,474.

      ADR   American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        3/31/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
    Brazil....................................  $     8,652,918  $   8,650,151  $         2,767  $           --
    Chile.....................................          557,960        557,960               --              --
    Luxembourg................................          261,355        261,355               --              --
    Mexico....................................        3,874,086      3,874,086               --              --
    Panama....................................          316,992        316,992               --              --
                                                ---------------  -------------  ---------------  --------------
TOTAL INVESTMENTS.............................  $    13,663,311  $  13,660,544  $         2,767  $           --
                                                ===============  =============  ===============  ==============


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current values. As of March 31, 2013, the Fund transferred common stocks valued at $2,767 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at December 31, 2012 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on March 31, 2013 exceeding a certain threshold.

        INDUSTRY                                                 % OF NET ASSETS
        ------------------------------------------------------------------------
        Metals & Mining                                               18.8%
        Electric Utilities                                             7.8
        Real Estate Management & Development                           6.7
        Industrial Conglomerates                                       6.1
        Oil, Gas & Consumable Fuels                                    5.5
        Diversified Telecommunication Services                         5.1
        Commercial Banks                                               4.5
        Food Products                                                  4.4
        Transportation Infrastructure                                  4.2
        Health Care Providers & Services                               3.8
        Food & Staples Retailing                                       3.8
        Machinery                                                      3.7
        Water Utilities                                                3.4
        Wireless Telecommunication Services                            3.3
        Household Durables                                             3.3
        Textiles, Apparel & Luxury Goods                               2.9
        Beverages                                                      2.6
        Diversified Consumer Services                                  2.4
        Airlines                                                       2.3




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

        INDUSTRY - (CONTINUED)                                  % OF NET ASSETS
        ------------------------------------------------------------------------
        Construction Materials                                         1.8
        Independent Power Producers & Energy Traders                   1.1
        Insurance                                                      0.9
        Chemicals                                                      0.7
        Personal Products                                              0.5
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                             99.6
        NET OTHER ASSETS AND LIABILITIES                               0.4
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 99.7%

            COMMERCIAL BANKS - 2.9%
      6,171 Banco do Brasil S.A. .............................  $    83,827
     10,186 Banco do Estado do Rio Grande do Sul S.A.
               (Preference Shares)............................       88,313
                                                                -----------
                                                                    172,140
                                                                -----------

            COMMERCIAL SERVICES & SUPPLIES - 0.4%
      1,655 Multiplus S.A. ...................................       24,406
                                                                -----------

            CONTAINERS & PACKAGING - 1.5%
     12,352 Klabin S.A. (Preference Shares)...................       85,271
                                                                -----------

            DIVERSIFIED CONSUMER SERVICES - 5.6%
      6,855 Anhanguera Educacional Participacoes S.A. ........      110,589
     17,080 Kroton Educacional S.A. ..........................      219,338
                                                                -----------
                                                                    329,927
                                                                -----------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 4.4%
     28,483 Oi S.A. (Preference Shares) ......................       85,981
     28,537 Oi S.A., Class C (Preference Shares) (a) (b)......        1,399
      6,448 Telefonica Brasil S.A. (Preference Shares) .......      172,149
                                                                -----------
                                                                    259,529
                                                                -----------

            ELECTRIC UTILITIES - 12.3%
     11,972 Cia de Transmissao de Energia Electrica
               Paulista (Preference Shares) ..................      198,472
     10,486 Cia Energetica de Minas Gerais (Preference
               Shares)........................................      122,568
     12,460 Cia Paranaense de Energia (Preference Shares) ....      190,715
     62,396 Eletrobras S.A. ..................................      215,835
                                                                -----------
                                                                    727,590
                                                                -----------

            FOOD & STAPLES RETAILING - 2.0%
        873 Cia Brasileira de Distribuicao (Preference
               Shares)........................................       46,144
      6,848 Raia Drogasil S.A. ...............................       73,029
                                                                -----------
                                                                    119,173
                                                                -----------

            FOOD PRODUCTS - 5.6%
      3,745 BRF - Brasil Foods S.A. ..........................       82,656
     26,331 JBS S.A. .........................................       88,606
      4,046 M Dias Branco S.A. ...............................      159,678
                                                                -----------
                                                                    330,940
                                                                -----------

            GAS UTILITIES - 2.5%
      5,401 Cia de Gas de Sao Paulo (Preference Shares).......      149,675
                                                                -----------

            HEALTH CARE PROVIDERS & SERVICES - 4.0%
     12,803 Amil Participacoes S.A. ..........................      200,337
      3,724 Qualicorp S.A. (b)................................       37,429
                                                                -----------
                                                                    237,766
                                                                -----------

            HOUSEHOLD DURABLES - 1.6%
      4,416 Cyrela Brazil Realty S.A. Empreendimentos e
               Participacoes .................................       37,872
     13,188 MRV Engenharia e Participacoes S.A. ..............       54,755
                                                                -----------
                                                                     92,627
                                                                -----------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.8%
     16,296 Cia Energetica de Sao Paulo (Preference Shares)...  $   164,109
                                                                -----------

            INSURANCE - 3.1%
      3,363 Porto Seguro S.A. ................................       47,048
     13,389 Sul America S.A. .................................      133,774
                                                                -----------
                                                                    180,822
                                                                -----------

            MACHINERY - 4.9%
     24,494 Marcopolo S.A. (Preference Shares) ...............      173,940
      8,777 WEG S.A. .........................................      113,103
                                                                -----------
                                                                    287,043
                                                                -----------

            METALS & MINING - 9.9%
     12,031 Bradespar S.A. (Preference Shares)................      156,762
     13,217 Gerdau S.A. (Preference Shares)...................      101,772
     10,349 Metalurgica Gerdau S.A. (Preference Shares) ......       99,867
     18,514 Usinas Siderurgicas de Minas Gerais S.A.
               (Preference Shares)............................       99,132
      7,731 Vale S.A. (Preference Shares) ....................      127,170
                                                                -----------
                                                                    584,703
                                                                -----------

            MULTILINE RETAIL - 6.8%
      8,619 Lojas Americanas S.A. (Preference Shares).........       74,215
      3,962 Lojas Renner S.A. ................................      148,265
     12,142 Marisa Lojas S.A. ................................      180,861
                                                                -----------
                                                                    403,341
                                                                -----------

            OIL, GAS & CONSUMABLE FUELS - 5.5%
      9,460 Cosan S.A. Industria e Comercio ..................      212,256
     12,140 Petroleo Brasileiro S.A. (Preference Shares)......      110,241
                                                                -----------
                                                                    322,497
                                                                -----------

            PAPER & FOREST PRODUCTS - 4.4%
     15,958 Duratex S.A. .....................................      128,722
      7,000 Fibria Celulose S.A. (b)..........................       84,523
     11,253 Suzano Papel e Celulose S.A. .....................       43,158
                                                                -----------
                                                                    256,403
                                                                -----------

            PERSONAL PRODUCTS - 1.8%
      9,506 Hypermarcas S.A. .................................       74,750
      1,347 Natura Cosmeticos S.A. ...........................       32,916
                                                                -----------
                                                                    107,666
                                                                -----------

            REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.2%
      2,924 BR Malls Participacoes S.A. ......................       36,406
     15,489 BR Properties S.A. ...............................      171,696
      2,900 Iguatemi Empresa de Shopping Centers S.A. ........       36,595
                                                                -----------
                                                                    244,697
                                                                -----------

            ROAD & RAIL - 0.8%
      9,506 All America Latina Logistica S.A. ................       47,512
                                                                -----------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            TEXTILES, APPAREL & LUXURY GOODS - 4.3%
     23,952 Grendene S.A. ....................................  $   254,721
                                                                -----------

            TRADING COMPANIES & DISTRIBUTORS - 2.5%
      9,293 Mills Estruturas e Servicos de Engenharia S.A. ...      149,920
                                                                -----------

            WATER UTILITIES - 3.0%
      7,222 Cia de Saneamento de Minas Gerais-Copasa MG ......      176,373
                                                                -----------

            WIRELESS TELECOMMUNICATION SERVICES - 2.9%
     38,533 Tim Participacoes S.A. ...........................      170,092
                                                                -----------

            TOTAL INVESTMENTS - 99.7% ........................    5,878,943
            (Cost $5,868,895) (c)

            NET OTHER ASSETS AND LIABILITIES - 0.3% ..........       16,646
                                                                -----------

            NET ASSETS - 100.0% ..............................  $ 5,895,589
                                                                ===========

-------------------------------------------------

      (a) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

      (b)   Non-income producing security.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $643,659 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $633,611.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        3/31/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
    Commercial Banks..........................  $       172,140  $     172,140  $            --  $           --
    Commercial Services & Supplies............           24,406         24,406               --              --
    Containers & Packaging....................           85,271         85,271               --              --
    Diversified Consumer Services.............          329,927        329,927               --              --
    Diversified Telecommunication Services....          259,529        258,130            1,399              --
    Electric Utilities........................          727,590        727,590               --              --
    Food & Staples Retailing..................          119,173        119,173               --              --
    Food Products.............................          330,940        330,940               --              --
    Gas Utilities.............................          149,675        149,675               --              --
    Health Care Providers & Services..........          237,766        237,766               --              --
    Household Durables........................           92,627         92,627               --              --
    Independent Power Producers & Energy
      Traders.................................          164,109        164,109               --              --
    Insurance.................................          180,822        180,822               --              --
    Machinery.................................          287,043        287,043               --              --
    Metals & Mining...........................          584,703        584,703               --              --
    Multiline Retail..........................          403,341        403,341               --              --
    Oil, Gas & Consumable Fuels...............          322,497        322,497               --              --
    Paper & Forest Products...................          256,403        256,403               --              --
    Personal Products.........................          107,666        107,666               --              --
    Real Estate Management & Development......          244,697        244,697               --              --
    Road & Rail...............................           47,512         47,512               --              --
    Textiles, Apparel & Luxury Goods..........          254,721        254,721               --              --
    Trading Companies & Distributors..........          149,920        149,920               --              --
    Water Utilities...........................          176,373        176,373               --              --
    Wireless Telecommunication Services.......          170,092        170,092               --              --
                                                ---------------  -------------  ---------------  --------------
 TOTAL INVESTMENTS............................  $     5,878,943  $   5,877,544  $         1,399  $           --
                                                ===============  =============  ===============  ==============


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2013.



COUNTRY ALLOCATION*                                 % OF NET ASSETS
-------------------------------------------------------------------
Brazil                                                        99.7%
-------------------------------------------------------------------
TOTAL INVESTMENTS                                             99.7
NET OTHER ASSETS AND LIABILITIES                               0.3
                                                            -------
TOTAL                                                        100.0%
                                                            =======

* Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 100.1%

            AIRLINES - 1.6%
    287,992 China Southern Airlines Co., Ltd. (a).............  $   164,843
                                                                -----------

            AUTOMOBILES - 8.1%
     72,749 Byd Co., Ltd. (a) (b).............................      234,977
     47,999 Dongfeng Motor Group Co., Ltd. (a)................       67,661
    150,001 Geely Automobile Holdings Ltd. (a)................       73,553
     91,838 Great Wall Motor Co., Ltd. (a)....................      313,152
    164,999 Guangzhou Automobile Group Co., Ltd. (a)..........      140,980
                                                                -----------
                                                                    830,323
                                                                -----------

            BUILDING PRODUCTS - 2.3%
    423,000 China Liansu Group Holdings Ltd. (a)..............      240,757
                                                                -----------

            COMMERCIAL BANKS - 5.3%
    314,248 China Minsheng Banking Corp. Ltd. (a).............      403,215
    265,499 Chongqing Rural Commercial Bank (a)...............      142,869
                                                                -----------
                                                                    546,084
                                                                -----------

            CONSTRUCTION & ENGINEERING - 6.2%
    255,748 China Railway Construction Corp. Ltd. (a).........      243,695
    496,497 China Railway Group Ltd. (a)......................      253,498
    745,499 Metallurgical Corp of China Ltd. (a) (b)..........      144,512
                                                                -----------
                                                                    641,705
                                                                -----------

            CONSTRUCTION MATERIALS - 6.6%
    239,996 BBMG Corp. (a)....................................      196,014
    247,960 China National Building Material Co., Ltd. (a)....      313,869
    296,999 China Shanshui Cement Group Ltd. (a)..............      171,000
                                                                -----------
                                                                    680,883
                                                                -----------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 2.6%
    521,995 China Telecom Corp., Ltd. (a).....................      264,231
                                                                -----------

            ELECTRICAL EQUIPMENT - 1.6%
     58,500 Zhuzhou CSR Times Electric Co., Ltd. (a)..........      166,620
                                                                -----------

            ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.5%
     20,250 Kingboard Chemical Holdings Ltd. (a)..............       57,970
                                                                -----------

            FOOD PRODUCTS - 1.3%
  1,184,998 CP Pokphand Co. (a)...............................      129,953
                                                                -----------

            GAS UTILITIES - 3.6%
    369,000 China Gas Holdings Ltd. (a).......................      369,023
                                                                -----------

            HOUSEHOLD DURABLES - 0.8%
     49,498 Haier Electronics Group Co., Ltd. (a) (b).........       79,378
                                                                -----------

            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.7%
    189,424 Datang International Power Generation Co.,
               Ltd. (a).......................................       83,757
    413,993 Huadian Power International Co. (a) (b)...........      196,440
                                                                -----------
                                                                    280,197
                                                                -----------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            INDUSTRIAL CONGLOMERATES - 2.5%
    194,119 CITIC Pacific Ltd. (a)............................  $   253,470
                                                                -----------

            MACHINERY - 3.5%
    461,000 Yangzijiang Shipbuilding Holdings Ltd. (a)........      362,342
                                                                -----------

            METALS & MINING - 9.2%
    690,747 China Hongqiao Group Ltd. (a).....................      341,893
    496,498 China Molybdenum Co., Ltd. (a)....................      218,189
    716,998 Maanshan Iron & Steel (a) (b).....................      187,575
    527,995 MMG Ltd. (a) (b)..................................      195,355
                                                                -----------
                                                                    943,012
                                                                -----------

            OIL, GAS & CONSUMABLE FUELS - 8.0%
    266,997 China Coal Energy Co., Ltd. (a)...................      239,072
    191,406 China Petroleum & Chemical Corp. (a)..............      224,463
     32,997 CNOOC Ltd. (a)....................................       63,365
    219,004 Yanzhou Coal Mining Co., Ltd. (a).................      297,190
                                                                -----------
                                                                    824,090
                                                                -----------

            PAPER & FOREST PRODUCTS - 3.7%
    401,998 Nine Dragons Paper Holdings Ltd. (a)..............      378,596
                                                                -----------

            PHARMACEUTICALS - 2.1%
    306,000 Sino Biopharmaceutical (a)........................      214,061
                                                                -----------

            REAL ESTATE MANAGEMENT & DEVELOPMENT - 23.7%
    181,497 China Overseas Grand Oceans Group Ltd. (a)........      240,269
     26,994 China Resources Land Ltd. (a).....................       75,689
    137,801 Country Garden Holdings Co. (a)...................       68,384
    528,732 Evergrande Real Estate Group Ltd. (a).............      213,583
    197,999 Greentown China Holdings Ltd. (a).................      372,290
     45,000 Hopson Development Holdings Ltd. (a) (b)..........       65,286
    193,500 KWG Property Holding Ltd. (a).....................      121,829
     74,250 Longfor Properties Co., Ltd. (a)..................      123,207
    463,493 Poly Property Group Co., Ltd. (a) (b).............      296,259
  3,470,992 Renhe Commercial Holdings Co., Ltd. (a) (b).......      208,902
    749,999 Shui On Land Ltd. (a).............................      323,524
    194,247 Sino-Ocean Land Holdings Ltd. (a).................      118,259
    174,000 Yanlord Land Group Ltd. (a) (b)...................      211,403
                                                                -----------
                                                                  2,438,884
                                                                -----------

            ROAD & RAIL - 3.5%
    729,312 Guangshen Railway Co., Ltd. (a)...................      357,823
                                                                -----------

            SPECIALTY RETAIL - 0.7%
     90,000 Baoxin Auto Group Ltd. (a) (b)....................       70,005
                                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

                                DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

            TOTAL INVESTMENTS - 100.1% .......................  $10,294,250
            (Cost $10,893,081) (c)

            NET OTHER ASSETS AND LIABILITIES - (0.1%) ........      (12,661)
                                                                -----------
            NET ASSETS - 100.0% ..............................  $10,281,589
                                                                ===========

-------------------------------------------------

      (a) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

      (b)   Non-income producing security.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $404,020 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,002,851.

-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        3/31/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    10,294,250  $          --  $    10,294,250  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. The fair value of foreign equity securities typically occurs once a pre-established market trigger is reached, such as the change in value between a foreign markets' close and the NYSE close. When this occurs, a foreign equity security normally priced based on a last sale price from the exchange on which it is principally traded (Level 1) is priced based on a factor provided by an independent pricing service (Level 2). When the pre-established market trigger is reached on a report period end date, as was the case at the prior year-end, December 31, 2012, as well as the current quarter-end, March 31 2013, the portfolio securities fall into the Level 2 category. There were no transfers between levels at March 31, 2013.


COUNTRY ALLOCATION**                                % OF NET ASSETS
-------------------------------------------------------------------
China                                                         47.2%
Cayman Islands                                                26.0
Hong Kong                                                     11.4
Bermuda                                                        9.9
Singapore                                                      5.6
-------------------------------------------------------------------
TOTAL INVESTMENTS                                            100.1
NET OTHER ASSETS AND LIABILITIES                              (0.1)
                                                            -------
TOTAL                                                        100.0%
                                                            =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 98.9%

            AIRLINES - 1.6%
      4,800 Japan Airlines Co., Ltd. (a)......................  $   223,906
                                                                -----------

            AUTO COMPONENTS - 10.0%
      5,400 Aisin Seiki Co., Ltd. (a).........................      199,052
      1,200 Denso Corp. (a)...................................       50,986
      6,000 Koito Manufacturing Co., Ltd. (a).................      103,600
      6,000 NGK Spark Plug Co., Ltd. (a)......................       92,020
      7,900 NOK Corp. (a).....................................      114,288
      5,800 Stanley Electric Co., Ltd. (a)....................      100,624
     10,300 Toyoda Gosei Co., Ltd. (a)........................      247,902
      7,200 Toyota Boshoku Corp. (a)..........................      101,942
      2,600 Toyota Industries Corp. (a).......................       95,781
     23,000 Yokohama Rubber (The) Co., Ltd. (a)...............      266,426
                                                                -----------
                                                                  1,372,621
                                                                -----------

            AUTOMOBILES - 8.2%
      8,000 Daihatsu Motor Co., Ltd. (a)......................      166,473
     16,000 Fuji Heavy Industries Ltd. (a)....................      253,791
      2,200 Honda Motor Co., Ltd. (a).........................       84,723
     28,000 Isuzu Motors Ltd. (a).............................      169,694
     41,000 Mazda Motor Corp. (a) (b).........................      120,600
      4,800 Suzuki Motor Corp. (a)............................      107,574
      4,400 Toyota Motor Corp. (a)............................      226,889
                                                                -----------
                                                                  1,129,744
                                                                -----------

            BUILDING PRODUCTS - 1.3%
      6,000 Asahi Glass Co., Ltd. (a).........................       41,792
      3,600 Daikin Industries Ltd. (a)........................      141,677
                                                                -----------
                                                                    183,469
                                                                -----------

            CAPITAL MARKETS - 2.4%
     15,000 Daiwa Securities Group, Inc. (a)..................      106,330
     35,300 Nomura Holdings, Inc. (a).........................      219,486
                                                                -----------
                                                                    325,816
                                                                -----------

            CHEMICALS - 3.4%
      5,500 Hitachi Chemical Co., Ltd. (a)....................       84,306
      6,300 Kuraray Co., Ltd. (a).............................       88,838
     16,000 Nippon Shokubai Co., Ltd. (a).....................      141,169
     16,000 Teijin Ltd. (a)...................................       37,123
     35,000 Ube Industries Ltd. (a)...........................       69,145
      5,000 Zeon Corp. (a)....................................       52,332
                                                                -----------
                                                                    472,913
                                                                -----------

            COMMERCIAL BANKS - 2.0%
      1,200 Sumitomo Mitsui Financial Group (a)...............       49,230
     48,000 Sumitomo Mitsui Trust Holdings, Inc. (a)..........      228,568
                                                                -----------
                                                                    277,798
                                                                -----------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            COMMERCIAL SERVICES & SUPPLIES - 1.0%
     20,000 Toppan Printing Co., Ltd. (a).....................  $   144,386
                                                                -----------

            COMPUTERS & PERIPHERALS - 1.1%
     59,000 NEC Corp. (a).....................................      157,522
                                                                -----------

            CONSTRUCTION & ENGINEERING - 3.7%
      2,000 Chiyoda Corp. (a).................................       22,415
     50,000 Kajima Corp. (a)..................................      135,888
     37,000 Obayashi Corp. (a)................................      177,008
     62,000 Taisei Corp. (a)..................................      172,515
                                                                -----------
                                                                    507,826
                                                                -----------

            CONSTRUCTION MATERIALS - 1.1%
     61,000 Taiheiyo Cement Corp. (a).........................      146,504
                                                                -----------

            CONSUMER FINANCE - 1.4%
      4,000 Hitachi Capital Corp. (a).........................       87,814
     32,500 Orient Corp. (a) (b)..............................      104,921
                                                                -----------
                                                                    192,735
                                                                -----------

            DISTRIBUTORS - 0.9%
      8,600 Canon Marketing Japan, Inc. (a)...................      127,495
                                                                -----------

            DIVERSIFIED FINANCIAL SERVICES - 0.4%
      9,700 Mitsubishi UFJ Lease & Finance Co., Ltd. (a)......       50,830
                                                                -----------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%
      4,900 Nippon Telegraph & Telephone Corp. (a)............      213,932
                                                                -----------

            ELECTRIC UTILITIES - 1.6%
     86,400 Tokyo Electric Power (The) Co., Inc. (a) (b)......      214,668
                                                                -----------

            ELECTRICAL EQUIPMENT - 0.6%
      7,200 Sumitomo Electric Industries Ltd. (a).............       88,589
                                                                -----------

            ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.2%
      8,300 FUJIFILM Holdings Corp. (a).......................      164,640
                                                                -----------

            FOOD PRODUCTS - 0.3%
      3,000 Kewpie Corp. (a)..................................       42,753
                                                                -----------

            GAS UTILITIES - 2.9%
     57,000 Osaka Gas Co., Ltd. (a)...........................      249,265
     27,000 Tokyo Gas Co., Ltd. (a)...........................      145,950
                                                                -----------
                                                                    395,215
                                                                -----------

            HEALTH CARE PROVIDERS & SERVICES - 0.4%
      3,700 Medipal Holdings Corp. (a)........................       51,912
                                                                -----------

            HOUSEHOLD DURABLES - 0.6%
      4,800 Casio Computer Co., Ltd. (a)......................       37,541
      3,000 Sekisui House Ltd. (a)............................       40,766
                                                                -----------
                                                                     78,307
                                                                -----------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            INSURANCE - 3.6%
        119 Dai-ichi Life Insurance (The) Co., Ltd. (a).......  $   159,689
      6,300 MS&AD Insurance Group Holdings (a)................      140,323
      2,300 Sony Financial Holdings, Inc. (a).................       34,400
     13,600 T&D Holdings, Inc. (a)............................      162,887
                                                                -----------
                                                                    497,299
                                                                -----------

            IT SERVICES - 0.4%
      2,000 Nomura Research Institute Ltd. (a)................       51,650
                                                                -----------

            LEISURE EQUIPMENT & PRODUCTS - 2.1%
     16,000 Namco Bandai Holdings, Inc. (a)...................      283,031
                                                                -----------

            MACHINERY - 6.6%
     23,000 Hino Motors Ltd. (a)..............................      249,705
      5,900 Hitachi Construction Machinery Co., Ltd. (a)......      126,975
     64,000 IHI Corp. (a).....................................      194,863
     15,000 Kawasaki Heavy Industries Ltd. (a)................       47,536
     14,000 Kubota Corp. (a)..................................      203,152
     12,000 NSK Ltd. (a)......................................       91,600
                                                                -----------
                                                                    913,831
                                                                -----------

            MEDIA - 1.7%
        136 Fuji Media Holdings, Inc. (a).....................      236,450
                                                                -----------

            METALS & MINING - 1.3%
     24,000 Daido Steel Co., Ltd. (a).........................      128,133
      5,000 Hitachi Metals Ltd. (a)...........................       47,908
                                                                -----------
                                                                    176,041
                                                                -----------

            MULTILINE RETAIL - 2.6%
     12,700 Isetan Mitsukoshi Holdings Ltd. (a)...............      183,597
     15,000 J Front Retailing Co., Ltd. (a)...................      117,152
      6,000 Takashimaya Co., Ltd. (a).........................       59,525
                                                                -----------
                                                                    360,274
                                                                -----------

            OFFICE ELECTRONICS - 2.8%
     11,700 Brother Industries Ltd. (a).......................      121,186
     23,500 Konica Minolta Holdings, Inc. (a).................      172,331
      8,000 Ricoh Co., Ltd. (a)...............................       87,340
                                                                -----------
                                                                    380,857
                                                                -----------

            OIL, GAS & CONSUMABLE FUELS - 3.0%
      1,400 Idemitsu Kosan Co., Ltd. (a)......................      122,137
         38 Inpex Corp. (a)...................................      204,660
     14,700 JX Holdings, Inc. (a).............................       82,885
                                                                -----------
                                                                    409,682
                                                                -----------

            PAPER & FOREST PRODUCTS - 1.0%
     36,000 Oji Holdings Corp. (a)............................      135,369
                                                                -----------

            PHARMACEUTICALS - 0.3%
      2,400 Shionogi & Co., Ltd. (a)..........................       48,639
                                                                -----------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            REAL ESTATE MANAGEMENT & DEVELOPMENT - 7.7%
     12,000 Daiwa House Industry Co., Ltd. (a)................  $   234,702
      5,000 Mitsubishi Estate Co., Ltd. (a)...................      141,637
      5,000 Mitsui Fudosan Co., Ltd. (a)......................      142,787
      2,200 Nomura Real Estate Holdings, Inc. (a).............       49,376
        128 NTT Urban Development Corp. (a)...................      154,301
      2,000 Sumitomo Realty & Development Co., Ltd. (a).......       77,914
     28,000 Tokyu Land Corp. (a)..............................      264,216
                                                                -----------
                                                                  1,064,933
                                                                -----------

            ROAD & RAIL - 2.6%
      2,000 Central Japan Railway Co. (a).....................      211,326
     30,000 Nippon Express Co., Ltd. (a)......................      143,843
                                                                -----------
                                                                    355,169
                                                                -----------

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
      5,200 Advantest Corp. (a)...............................       73,605
                                                                -----------

            SPECIALTY RETAIL - 2.1%
        300 Fast Retailing Co., Ltd. (a)......................       95,936
      4,280 Yamada Denki Co., Ltd. (a)........................      196,369
                                                                -----------
                                                                    292,305
                                                                -----------

            TEXTILES, APPAREL & LUXURY GOODS - 0.3%
      2,700 Asics Corp. (a)...................................       44,643
                                                                -----------

            TRADING COMPANIES & DISTRIBUTORS - 8.3%
     15,700 ITOCHU Corp. (a)..................................      192,911
     23,000 Marubeni Corp. (a)................................      176,090
     10,800 Mitsubishi Corp. (a)..............................      203,406
     13,900 Mitsui & Co., Ltd. (a)............................      195,963
     12,900 Sumitomo Corp. (a)................................      163,161
      8,400 Toyota Tsusho Corp. (a)...........................      215,336
                                                                -----------
                                                                  1,146,867
                                                                -----------

            TRANSPORTATION INFRASTRUCTURE - 1.7%
     21,000 Kamigumi Co., Ltd. (a)............................      193,231
      2,000 Mitsubishi Logistics Corp. (a)....................       37,098
                                                                -----------
                                                                    230,329
                                                                -----------

            WIRELESS TELECOMMUNICATION SERVICES - 2.6%
      3,400 KDDI Corp. (a)....................................      142,161
        143 NTT DoCoMo, Inc. (a)..............................      212,579
                                                                -----------
                                                                    354,740
                                                                -----------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

                                DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

            TOTAL INVESTMENTS - 98.9% ........................  $13,619,295
            (Cost $12,504,020) (c)

            NET OTHER ASSETS AND LIABILITIES - 1.1% ..........      144,743
                                                                -----------
            NET ASSETS - 100.0% ..............................  $13,764,038
                                                                ===========

-------------------------------------------------

      (a) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

      (b)   Non-income producing security.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,393,609 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $278,334.

-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        3/31/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    13,619,295  $          --  $    13,619,295  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. The fair value of foreign equity securities typically occurs once a pre-established market trigger is reached, such as the change in value between a foreign markets' close and the NYSE close. When this occurs, a foreign equity security normally priced based on a last sale price from the exchange on which it is principally traded (Level 1) is priced based on a factor provided by an independent pricing service (Level 2). When the pre-established market trigger is reached on a report period end date, as was the case at the prior year-end, December 31, 2012, as well as the current quarter-end, March 31 2013, the portfolio securities fall into the Level 2 category. There were no transfers between levels at March 31, 2013.


COUNTRY ALLOCATION**                                % OF NET ASSETS
-------------------------------------------------------------------
Japan                                                         98.9%
-------------------------------------------------------------------
TOTAL INVESTMENTS                                             98.9
NET OTHER ASSETS AND LIABILITIES                               1.1
                                                            -------
TOTAL                                                        100.0%
                                                            =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 99.9%

            AIRLINES - 0.6%
        407 Korean Air Lines Co., Ltd. (a)....................  $    14,895
                                                                -----------

            AUTO COMPONENTS - 2.9%
        780 Halla Visteon Climate Control Corp. (a)...........       19,857
        129 Hyundai Mobis (a).................................       36,213
        145 Mando Corp. (a)...................................       15,251
                                                                -----------
                                                                     71,321
                                                                -----------

            AUTOMOBILES - 6.1%
        426 Hyundai Motor Co. (a).............................       86,114
      1,319 Kia Motors Corp. (a)..............................       66,923
                                                                -----------
                                                                    153,037
                                                                -----------

            BUILDING PRODUCTS - 3.4%
        313 KCC Corp. (a).....................................       83,729
                                                                -----------

            CAPITAL MARKETS - 2.7%
        870 Korea Investment Holdings Co. Ltd. (a)............       34,917
      5,450 Macquarie Korea Infrastructure Fund (a)...........       33,252
                                                                -----------
                                                                     68,169
                                                                -----------

            CHEMICALS - 3.8%
      1,090 Hanwha Corp. (a)..................................       33,147
      1,266 Hyosung Corp. (a).................................       62,747
                                                                -----------
                                                                     95,894
                                                                -----------

            COMMERCIAL BANKS - 13.0%
      4,230 BS Financial Group, Inc. (a)......................       57,730
      2,140 Hana Financial Group, Inc. (a)....................       75,871
      4,700 Industrial Bank of Korea (a)......................       54,147
      7,332 Korea Exchange Bank (a)...........................       48,831
        480 Shinhan Financial Group Co., Ltd. (a).............       17,276
      6,300 Woori Finance Holdings Co., Ltd. (a)..............       71,219
                                                                -----------
                                                                    325,074
                                                                -----------

            COMMERCIAL SERVICES & SUPPLIES - 2.5%
        918 KEPCO Plant Service & Engineering Co., Ltd. (a)...       46,302
        267 S1 Corp. (a)......................................       14,940
                                                                -----------
                                                                     61,242
                                                                -----------

            CONSTRUCTION & ENGINEERING - 0.6%
        325 GS Engineering & Construction Corp. (a)...........       15,863
                                                                -----------

            DIVERSIFIED FINANCIAL SERVICES - 0.0%
        196 Neo Holdings Co., Ltd. (a) (b)....................            0
                                                                -----------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 6.1%
      5,249 KT Corp., ADR ....................................       82,462
      9,526 LG Uplus Corp. (a) (b)............................       68,829
                                                                -----------
                                                                    151,291
                                                                -----------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            ELECTRIC UTILITIES - 2.7%
      2,446 Korea Electric Power Corp. (a) (b)................  $    66,776
                                                                -----------

            ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 5.9%
      2,390 LG Display Co., Ltd. (a) (b)......................       69,890
        615 Samsung SDI Co., Ltd. (a).........................       78,054
                                                                -----------
                                                                    147,944
                                                                -----------

            FOOD & STAPLES RETAILING - 0.6%
         78 E-Mart Co., Ltd. (a)..............................       15,425
                                                                -----------

            FOOD PRODUCTS - 3.9%
        157 CJ CheilJedang Corp. (a)..........................       48,351
         51 Orion Corp. (a)...................................       49,918
                                                                -----------
                                                                     98,269
                                                                -----------

            GAS UTILITIES - 3.1%
      1,237 Korea Gas Corp. (a)...............................       77,704
                                                                -----------

            HOUSEHOLD DURABLES - 1.5%
        506 LG Electronics, Inc. (a)..........................       37,243
                                                                -----------

            HOUSEHOLD PRODUCTS - 0.6%
         28 LG Household & Health Care Ltd. (a)...............       15,392
                                                                -----------

            INDUSTRIAL CONGLOMERATES - 11.3%
        784 CJ Corp. (a)......................................      102,613
        576 Doosan Corp. (a)..................................       66,570
        572 LG Corp. (a)......................................       33,406
        519 SK Holdings Co., Ltd. (a).........................       79,063
                                                                -----------
                                                                    281,652
                                                                -----------

            INSURANCE - 0.6%
        560 Hyundai Marine & Fire Insurance Co., Ltd. (a).....       16,087
                                                                -----------

            MACHINERY - 1.9%
        680 Daewoo Shipbuilding & Marine Engineering Co.,
               Ltd. (a).......................................       16,917
        154 Hyundai Heavy Industries Co., Ltd. (a)............       29,856
                                                                -----------
                                                                     46,773
                                                                -----------

            METALS & MINING - 6.6%
        820 Hyundai Hysco (a).................................       25,328
        849 Hyundai Steel Co. (a).............................       62,290
        266 POSCO (a).........................................       78,276
                                                                -----------
                                                                    165,894
                                                                -----------

            MULTILINE RETAIL - 2.1%
        148 Lotte Shopping Co., Ltd. (a)......................       52,503
                                                                -----------

            OIL, GAS & CONSUMABLE FUELS - 6.2%
        518 GS Holdings (a)...................................       30,317
        538 S-Oil Corp. (a)...................................       45,465
        535 SK Innovation Co., Ltd. (a).......................       78,776
                                                                -----------
                                                                    154,558
                                                                -----------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            PERSONAL PRODUCTS - 1.7%
        119 AMOREPACIFIC Group (a)............................  $    43,368
                                                                -----------

            PHARMACEUTICALS - 0.2%
         83 Celltrion, Inc. (a)...............................        3,990
                                                                -----------

            ROAD & RAIL - 1.4%
        371 CJ Korea Express Co., Ltd. (a) (b)................       33,773
                                                                -----------

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
         49 Samsung Electronics Co., Ltd. (a).................       66,789
                                                                -----------

            TRADING COMPANIES & DISTRIBUTORS - 2.0%
      1,410 Daewoo International Corp. (a)....................       49,150
                                                                -----------

            WIRELESS TELECOMMUNICATION SERVICES - 3.2%
      4,399 SK Telecom Co., Ltd., ADR ........................       78,610
                                                                -----------

            TOTAL INVESTMENTS - 99.9% ........................    2,492,415
            (Cost $2,451,038) (c)

            NET OTHER ASSETS AND LIABILITIES - 0.1% ..........        2,720
                                                                -----------
            NET ASSETS - 100.0% ..............................  $ 2,495,135
                                                                ===========

-------------------------------------------------

      (a) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

      (b)   Non-income producing security.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $163,551 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $122,174.

      ADR   American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        3/31/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
   Airlines...................................  $        14,895  $          --  $        14,895  $           --
   Auto Components............................           71,321             --           71,321              --
   Automobiles................................          153,037             --          153,037              --
   Building Products..........................           83,729             --           83,729              --
   Capital Markets............................           68,169             --           68,169              --
   Chemicals..................................           95,894             --           95,894              --
   Commercial Banks...........................          325,074             --          325,074              --
   Commercial Services & Supplies.............           61,242             --           61,242              --
   Construction & Engineering.................           15,863             --           15,863              --
   Diversified Financial Services.............               --*            --               --*             --
   Diversified Telecommunication Services.....          151,291         82,462           68,829              --
   Electric Utilities.........................           66,776             --           66,776              --
   Electronic Equipment, Instruments &
     Components...............................          147,944             --          147,944              --
   Food & Staples Retailing...................           15,425             --           15,425              --
   Food Products..............................           98,269             --           98,269              --
   Gas Utilities..............................           77,704             --           77,704              --
   Household Durables.........................           37,243             --           37,243              --
   Household Products.........................           15,392             --           15,392              --
   Industrial Conglomerates...................          281,652             --          281,652              --
   Insurance..................................           16,087             --           16,087              --
   Machinery..................................           46,773             --           46,773              --
   Metals & Mining............................          165,894             --          165,894              --
   Multiline Retail...........................           52,503             --           52,503              --
   Oil, Gas & Consumable Fuels................          154,558             --          154,558              --
   Personal Products..........................           43,368             --           43,368              --
   Pharmaceuticals............................            3,990             --            3,990              --
   Road & Rail................................           33,773             --           33,773              --
   Semiconductors & Semiconductor Equipment...           66,789             --           66,789              --
   Trading Companies & Distributors...........           49,150             --           49,150              --
   Wireless Telecommunication Services........           78,610         78,610               --              --
                                                ---------------  -------------  ---------------  --------------
TOTAL INVESTMENTS.............................  $     2,492,415  $     161,072  $     2,331,343  $           --
                                                ===============  =============  ===============  ==============

* Investment is valued at zero.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

All transfers in and out of the Levels during the period are assumed to be transferred on the day of the period at their current value. The fair value of foreign equity securities typically occurs once a pre-established market trigger is reached, such as the change in value between a foreign markets' close and the NYSE close. When this occurs, a foreign equity security normally priced based on a last sale price from the exchange on which it is principally traded (Level 1) is priced based on a factor provided by an independent pricing service (Level
2). When the pre-established market trigger is reached on a report period end date, as was the case at the prior year-end, December 31, 2012, as well as the current quarter-end, March 31 2013, the portfolio securities fall into the Level 2 category. There were no transfers between levels at March 31, 2013.


COUNTRY ALLOCATION**                                % OF NET ASSETS
-------------------------------------------------------------------
South Korea                                                   99.9%
-------------------------------------------------------------------
TOTAL INVESTMENTS                                             99.9%
NET OTHER ASSETS AND LIABILITIES                               0.1
                                                            -------
TOTAL                                                        100.0%
                                                            =======

** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - 99.7%

            AUSTRALIA - 3.9%
    126,037 Australian Infrastructure Fund ...................  $   401,544
     28,783 Caltex Australia Ltd. (b).........................      642,730
      2,069 CSL Ltd. (b)......................................      127,888
      8,068 Flight Centre Ltd. (b) (c)........................      283,257
     21,241 GrainCorp Ltd. (b)................................      258,966
     19,166 Iluka Resources Ltd. (b)..........................      188,376
     87,101 Insurance Australia Group Ltd. (b)................      519,615
     12,122 Lend Lease Group (b)..............................      129,314
     70,487 OZ Minerals Ltd. (b)..............................      393,480
     66,660 Regis Resources Ltd. (b) (d)......................      289,220
    137,910 TABCORP Holdings Ltd. (b).........................      465,065
     18,918 Treasury Wine Estates Ltd. (b)....................      112,461
                                                                -----------
                                                                  3,811,916
                                                                -----------

            AUSTRIA - 1.7%
      6,981 Andritz AG (b) (c)................................      469,904
     14,198 EVN AG (b)........................................      205,660
      1,157 Lenzing AG (b)....................................       96,877
     14,121 OMV AG (b)........................................      602,101
      8,187 Raiffeisen Bank International AG (b)..............      279,160
                                                                -----------
                                                                  1,653,702
                                                                -----------

            BELGIUM - 2.0%
     20,610 Ageas (b).........................................      699,527
     10,240 Delhaize Group S.A. (b)...........................      558,997
      2,562 Solvay S.A. (b)...................................      347,654
      7,564 Umicore S.A. (b)..................................      355,779
                                                                -----------
                                                                  1,961,957
                                                                -----------

            BERMUDA - 2.8%
    162,677 Great Eagle Holdings Ltd. (b).....................      663,807
     81,926 Hongkong Land Holdings Ltd. (b)...................      608,697
      6,800 Jardine Matheson Holdings Ltd. (b)................      443,399
      8,530 Jardine Strategic Holdings Ltd. (b)...............      338,306
     78,265 Kerry Properties Ltd. (b).........................      349,398
     59,347 Luk Fook Holdings International Ltd. (b)..........      191,090
     61,593 NWS Holdings Ltd. (b).............................      110,426
                                                                -----------
                                                                  2,705,123
                                                                -----------

            CANADA - 8.3%
      4,773 Agrium, Inc. .....................................      465,436
     26,823 Alacer Gold Corp. (d).............................      108,258
     10,775 Alimentation Couche Tard, Inc. ...................      584,015
     14,091 AuRico Gold, Inc. (d).............................       88,775
     14,271 Bell Aliant, Inc. (c).............................      378,462
      7,491 Boardwalk Real Estate Investment Trust ...........      460,809
     17,876 Brookfield Office Properties, Inc. ...............      306,893
     19,575 Canadian Apartment Properties ....................      485,979
     25,792 Ensign Energy Services, Inc. .....................      439,747
     10,364 First Capital Realty, Inc. .......................      193,333


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            CANADA - (CONTINUED)
     12,800 First Majestic Silver Corp. (d)...................  $   207,275
     13,943 First Quantum Minerals Ltd. ......................      265,176
      5,041 Franco-Nevada Corp. ..............................      230,104
     18,670 Genworth MI Canada, Inc. .........................      459,100
     12,683 Gibson Energy, Inc. ..............................      328,109
      8,334 Inmet Mining Corp. ...............................      554,998
      6,480 Lions Gate Entertainment Corp. (d)................      154,030
      9,162 Magna International, Inc. ........................      538,527
      3,334 Metro, Inc. ......................................      208,898
     12,435 Pacific Rubiales Energy Corp. ....................      262,447
     13,919 Penn West Petroleum Ltd. (c)......................      149,624
     50,384 Precision Drilling Corp. .........................      465,724
      7,038 RioCan Real Estate Investment Trust ..............      192,604
      6,844 ShawCor Ltd. .....................................      290,172
      2,491 Silver Wheaton Corp. .............................       77,978
     10,069 Teck Resources Ltd. ..............................      283,480
                                                                -----------
                                                                  8,179,953
                                                                -----------

            CAYMAN ISLANDS - 1.2%
     94,567 ENN Energy Holdings Ltd. (b)......................      521,302
     31,093 Manchester United PLC (d).........................      520,808
      7,341 Melco Crown Entertainment Ltd., ADR (d)...........      171,339
                                                                -----------
                                                                  1,213,449
                                                                -----------

            DENMARK - 1.1%
         28 AP Moller - Maersk A.S. (b).......................      219,760
     32,123 GN Store Nord A.S. (b)............................      572,030
     10,100 Topdanmark A.S. (b) (d)...........................      242,270
                                                                -----------
                                                                  1,034,060
                                                                -----------

            FINLAND - 0.8%
      2,857 Kone OYJ (b)......................................      225,265
     37,705 Neste Oil OYJ (b).................................      532,854
                                                                -----------
                                                                    758,119
                                                                -----------

            FRANCE - 6.0%
     61,009 Air France-KLM (b) (c) (d)........................      576,832
    358,173 Alcatel-Lucent (b) (d)............................      482,752
      1,056 Arkema S.A. (b)...................................       96,233
      7,090 AtoS (b)..........................................      488,557
      1,142 Bollore ..........................................      439,162
     12,145 Bouygues S.A. (b).................................      329,844
      1,925 Bureau Veritas S.A. (b)...........................      239,651
     12,558 Cie Generale de Geophysique - Veritas (b) (d).....      283,233
      3,785 Cie Generale des Etablissements Michelin (b)......      317,110
     32,773 France Telecom S.A. (b)...........................      332,083
      8,841 GDF Suez (b)......................................      169,844
      1,214 Iliad S.A. .......................................      258,246
      1,835 Lafarge S.A. (b)..................................      122,171
     37,521 Peugeot S.A. (b) (c) (d)..........................      272,127


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            FRANCE - (CONTINUED)
      3,532 Publicis Groupe S.A. (b)..........................  $   237,063
     10,531 Renault S.A. (b)..................................      660,690
      3,480 Societe Generale S.A. (b) (d).....................      114,572
      5,978 Total S.A. (b)....................................      286,310
      2,137 Valeo S.A. (b)....................................      115,791
        904 Vilmorin & Cie (b)................................      108,802
                                                                -----------
                                                                  5,931,073
                                                                -----------

            GERMANY - 5.8%
      2,410 Adidas AG (b).....................................      250,518
      6,784 Aurubis AG (b)....................................      431,722
      1,172 BASF SE (b).......................................      102,904
      2,302 Bayer AG (b)......................................      237,902
      3,089 Brenntag AG (b)...................................      483,018
      5,047 Continental AG (b)................................      604,934
      6,126 Daimler AG (b)....................................      334,095
      5,060 Deutsche Post AG (b)..............................      116,773
      4,166 E.ON SE (b).......................................       72,896
     12,113 Freenet AG (b)....................................      294,635
      3,125 Fuchs Petrolub AG (b).............................      263,190
      3,094 Hannover Rueckversicherung SE (b).................      243,593
      5,960 Lanxess AG (b)....................................      423,678
        801 Merck KGaA (b)....................................      120,985
      7,675 Salzgitter AG (b).................................      308,451
     57,367 TUI AG (b) (d)....................................      617,271
      9,693 United Internet AG (b)............................      235,986
      2,954 Volkswagen AG (b).................................      557,138
                                                                -----------
                                                                  5,699,689
                                                                -----------

            HONG KONG - 5.9%
  1,083,877 Champion Real Estate Investment Trust (b).........      563,396
     13,514 Cheung Kong Holdings Ltd. (b).....................      200,200
    147,352 Galaxy Entertainment Group Ltd. (b) (d)...........      617,906
     40,793 Henderson Land Development Co., Ltd. (b)..........      279,553
    143,386 Hopewell Holdings Ltd. (b)........................      582,993
    108,793 Hysan Development Co., Ltd. (b)...................      552,869
    191,982 New World Development Co., Ltd. (b)...............      326,779
    158,434 Sino Land Co., Ltd. (b)...........................      269,650
     33,686 Sun Hung Kai Properties Ltd. (b)..................      453,706
     16,123 Swire Pacific Ltd. (b)............................      206,174
     64,009 Swire Properties Ltd. (b).........................      228,064
    108,722 Techtronic Industries Co. (b).....................      266,906
     71,460 Wharf Holdings Ltd. (b)...........................      640,464
    114,220 Wheelock & Co., Ltd. (b)..........................      613,550
                                                                -----------
                                                                  5,802,210
                                                                -----------

            IRELAND - 2.3%
     17,169 DCC PLC (b).......................................      593,089
     55,737 Glanbia PLC (b)...................................      664,431


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            IRELAND - (CONTINUED)
      3,860 Kerry Group PLC ..................................  $   230,055
     48,992 Smurfit Kappa Group PLC (b).......................      804,872
                                                                -----------
                                                                  2,292,447
                                                                -----------

            ISRAEL - 0.1%
     11,171 Mizrahi Tefahot Bank Ltd. (b) (d).................      119,346
                                                                -----------

            ITALY - 2.9%
     83,849 Enel S.p.A (b)....................................      274,935
     13,558 ENI S.p.A (b).....................................      303,542
     19,652 Exor S.p.A (b)....................................      550,835
     18,525 Fiat S.p.A (b) (d)................................       98,958
     17,971 Lottomatica S.p.A (b).............................      423,160
    105,294 Mediaset S.p.A (b)................................      215,821
      9,179 Pirelli & C. S.p.A (b)............................       96,568
     26,509 Prada S.p.A (b)...................................      268,618
     27,708 Prysmian S.p.A (b)................................      571,663
                                                                -----------
                                                                  2,804,100
                                                                -----------

            JAPAN - 21.0%
      8,700 Aeon Co., Ltd. (b)................................      112,644
     13,700 AEON Financial Service Co., Ltd. (b)..............      388,623
     13,900 Aisin Seiki Co., Ltd. (b).........................      512,375
     94,000 ANA Holdings, Inc. (b)............................      193,991
     59,000 Asahi Glass Co., Ltd. (b).........................      410,956
     53,200 Brother Industries Ltd. (b).......................      551,032
      4,500 Calbee, Inc. (b)..................................      354,106
      3,100 Canon, Inc. (b)...................................      113,925
      1,100 Central Japan Railway Co. (b).....................      116,229
     25,000 Chiyoda Corp. (b).................................      280,181
     14,100 COMSYS Holdings Corp. (b).........................      171,428
      4,100 Credit Saison Co., Ltd. (b).......................      102,577
     33,000 Daicel Corp. (b)..................................      258,298
    106,000 Daido Steel Co., Ltd. (b).........................      565,920
     18,000 Daihatsu Motor Co., Ltd. (b)......................      374,563
        301 Fuji Media Holdings, Inc. (b).....................      523,319
     17,700 FUJIFILM Holdings Corp. (b).......................      351,101
     26,000 Fujitsu Ltd. (b)..................................      108,616
      9,000 H2O Retailing Corp. (b)...........................       96,416
      9,300 Hikari Tsushin, Inc. (b)..........................      464,707
      5,400 Hitachi Capital Corp. (b).........................      118,548
     21,900 Hitachi Chemical Co., Ltd. (b)....................      335,689
      6,100 Hitachi Construction Machinery Co., Ltd. (b)......      131,279
     18,000 Hitachi Ltd. (b)..................................      105,084
      3,600 Idemitsu Kosan Co., Ltd. (b)......................      314,066
         83 Inpex Corp. (b)...................................      447,020
     37,800 Isetan Mitsukoshi Holdings Ltd. (b)...............      546,453
     61,000 Isuzu Motors Ltd. (b).............................      369,690
      9,700 ITOCHU Corp. (b)..................................      119,187
      9,800 Japan Petroleum Exploration Co. (b)...............      386,227


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            JAPAN - (CONTINUED)
      6,000 JSR Corp. (b).....................................  $   122,983
     12,500 JTEKT Corp. (b)...................................      118,392
     24,000 Kamigumi Co., Ltd. (b)............................      220,836
     10,200 KDDI Corp. (b)....................................      426,481
     34,700 Kuraray Co., Ltd. (b).............................      489,317
      8,900 Kurita Water Industries Ltd (b)...................      197,629
     31,000 Marubeni Corp. (b)................................      237,339
     21,700 Mitsubishi Corp. (b)..............................      408,695
     35,100 Mitsui & Co., Ltd. (b)............................      494,843
     29,100 Namco Bandai Holdings, Inc. (b)...................      514,763
     47,000 NGK Spark Plug Co., Ltd. (b)......................      720,825
     34,500 NHK Spring Co., Ltd. (b)..........................      361,204
     52,000 Nippon Express Co., Ltd. (b)......................      249,328
     35,000 Nippon Shokubai Co., Ltd. (b).....................      308,808
     10,300 Nippon Telegraph & Telephone Corp. (b)............      449,694
      6,200 NOK Corp. (b).....................................       89,695
      9,600 Nomura Research Institute Ltd. (b)................      247,921
     34,000 NSK Ltd. (b)......................................      259,532
        304 NTT DoCoMo, Inc. (b)..............................      451,917
     97,000 Oji Holdings Corp. (b)............................      364,744
      1,900 Oracle Corp. (b)..................................       85,719
        700 Oriental Land Co., Ltd. (b).......................      114,665
      9,800 ORIX Corp. (b)....................................      125,126
     12,000 Sekisui Chemical Co., Ltd. (b)....................      132,579
     32,300 Seven Bank Ltd. (b)...............................      104,002
     13,300 Stanley Electric Co., Ltd. (b)....................      230,740
     21,900 Sumitomo Corp. (b)................................      276,995
     37,300 Sumitomo Electric Industries Ltd. (b).............      458,942
     87,000 Sumitomo Heavy Industries Ltd. (b)................      345,474
      8,000 Sumitomo Metal Mining Co., Ltd. (b)...............      113,725
     16,600 Sumitomo Rubber Industries Ltd. (b)...............      278,687
     75,000 Taiyo Nippon Sanso Corp. (b)......................      522,285
     19,700 Toyoda Gosei Co., Ltd. (b)........................      474,143
      7,000 Toyota Industries Corp. (b).......................      257,872
      4,600 Toyota Tsusho Corp. (b)...........................      117,922
    137,000 Ube Industries Ltd. (b)...........................      270,652
      8,990 Yamada Denki Co., Ltd. (b)........................      412,467
     53,000 Yokohama Rubber (The) Co., Ltd. (b)...............      613,939
                                                                -----------
                                                                 20,595,130
                                                                -----------

            JERSEY - 0.9%
      1,609 Randgold Resources Ltd. (b).......................      138,758
     17,484 UBM PLC (b).......................................      187,577
      4,437 Wolseley PLC (b)..................................      221,278
     21,847 WPP PLC (b).......................................      349,138
                                                                -----------
                                                                    896,751
                                                                -----------

            LUXEMBOURG - 0.9%
      2,787 Eurofins Scientific (b)...........................      585,964


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            LUXEMBOURG - (CONTINUED)
     14,531 Tenaris S.A. (b)..................................  $   295,926
                                                                -----------
                                                                    881,890
                                                                -----------

            MAURITIUS - 0.4%
    919,208 Golden Agri-Resources Ltd. (b)....................      430,152
                                                                -----------

            NETHERLANDS - 0.6%
     19,015 Aegon N.V. (b)....................................      114,814
      2,247 Gemalto N.V. (b)..................................      196,156
      8,473 Koninklijke Philips Electronics N.V. (b)..........      250,691
                                                                -----------
                                                                    561,661
                                                                -----------

            NEW ZEALAND - 0.3%
    150,154 Telecom Corp. of New Zealand Ltd. (b).............      294,702
                                                                -----------

            NORWAY - 1.9%
      5,221 Aker Solutions ASA (b)............................       98,000
    155,346 DNO International ASA (b) (d).....................      269,706
      2,213 Fred Olsen Energy ASA (b).........................       95,168
     23,928 Petroleum Geo-Services ASA (b)....................      371,160
     15,321 Statoil ASA (b)...................................      374,031
      9,093 TGS Nopec Geophysical Co. ASA (b).................      344,633
      7,895 Yara International ASA (b)........................      360,397
                                                                -----------
                                                                  1,913,095
                                                                -----------

            PORTUGAL - 0.6%
    184,987 Portucel S.A. ....................................      636,445
                                                                -----------

            SINGAPORE - 2.2%
     58,000 First Resources Ltd. (b)..........................       85,877
     48,000 Global Logistic Properties Ltd. (b)...............      101,936
     11,000 Keppel Corp., Ltd. (b)............................       99,645
    170,630 Keppel Land Ltd. (b)..............................      544,221
    128,000 Overseas Union Enterprise Ltd. (b)................      317,596
     64,000 SembCorp Industries Ltd. (b)......................      268,724
    408,498 Suntec Real Estate Investment Trust (b)...........      593,545
     21,294 UOL Group Ltd. (b)................................      120,246
                                                                -----------
                                                                  2,131,790
                                                                -----------

            SOUTH KOREA - 8.8%
      1,115 AMOREPACIFIC Group (b)............................      406,351
     23,250 Cheil Worldwide, Inc. (b) (d).....................      503,951
      5,472 CJ Corp. (b)......................................      716,196
      3,405 CJ Korea Express Co., Ltd. (b) (d)................      309,968
     13,060 Daewoo International Corp. (b)....................      455,251
      3,230 Hana Financial Group, Inc. (b)....................      114,516
      1,807 Hyundai Glovis Co., Ltd. (b)......................      313,401
      4,660 Hyundai Hysco (b).................................      143,934
     12,710 Hyundai Marine & Fire Insurance Co., Ltd. (b).....      365,121
        809 Hyundai Mipo Dockyard (b).........................       84,781
      1,309 Hyundai Motor Co. (b).............................      264,608


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            SOUTH KOREA - (CONTINUED)
      1,760 Hyundai Wia Corp. (b).............................  $   262,535
      1,886 KCC Corp. (b).....................................      504,513
      1,585 Kia Motors Corp. (b)..............................       80,420
     15,770 Korea Electric Power Corp. (b) (d)................      430,523
      7,659 Korea Gas Corp. (b)...............................      481,113
      1,126 Korea Zinc Co., Ltd. (b)..........................      360,711
     15,620 KT Corp. (b)......................................      493,871
      3,880 LG Display Co., Ltd. (b) (d)......................      113,461
     60,430 LG Uplus Corp. (b) (d)............................      436,631
        301 POSCO (b).........................................       88,576
      3,216 S1 Corp. (b)......................................      179,948
        163 Samsung Electronics Co., Ltd. (b).................      222,174
      2,829 SK Holdings Co., Ltd. (b).........................      430,963
      2,611 SK Innovation Co., Ltd. (b).......................      384,458
      2,993 SK Telecom Co., Ltd. (b)..........................      486,394
                                                                -----------
                                                                  8,634,369
                                                                -----------

            SPAIN - 2.8%
     71,635 Distribuidora Internacional de Alimentacion
               S.A. (b).......................................      497,175
     20,580 Endesa S.A. (b)...................................      435,138
      6,983 Gas Natural SDG S.A. (b)..........................      123,913
     15,555 Grifols S.A. (b) (d)..............................      577,744
     90,323 Iberdrola S.A. (b)................................      422,248
      1,592 Inditex S.A. (b)..................................      212,151
     41,127 International Consolidated Airlines Group
               S.A. (b) (d)...................................      158,789
     15,755 Repsol S.A. (b)...................................      320,079
                                                                -----------
                                                                  2,747,237
                                                                -----------

            SWEDEN - 3.2%
     11,850 Boliden AB (b)....................................      191,422
     16,020 Electrolux AB (b).................................      408,358
     13,824 Hexagon AB (b)....................................      377,531
     18,073 Holmen AB (b).....................................      537,818
      8,105 Lundin Petroleum AB (b) (d).......................      176,121
     25,746 Saab AB (b).......................................      558,181
     35,389 Skandinaviska Enskilda Banken AB (b)..............      355,900
     27,804 SSAB AB (b).......................................      212,661
     15,773 Swedbank AB (b)...................................      359,378
                                                                -----------
                                                                  3,177,370
                                                                -----------

            SWITZERLAND - 0.7%
        567 Helvetia Holding AG (b)...........................      228,875
      2,036 Sulzer AG (b).....................................      348,400
        831 Swiss Life Holding AG (b).........................      123,530
                                                                -----------
                                                                    700,805
                                                                -----------

            UNITED KINGDOM - 10.6%
     39,396 Aberdeen Asset Management PLC (b).................      257,454
    174,960 Afren PLC (b) (d).................................      378,160
     16,042 AMEC PLC (b)......................................      257,798


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            UNITED KINGDOM - (CONTINUED)
     45,561 Amlin PLC (b).....................................  $   293,470
     94,626 Ashtead Group PLC (b).............................      846,615
    180,766 Barratt Developments PLC (b) (d)..................      755,227
     28,078 BP PLC (b)........................................      197,445
     11,051 Bunzl PLC (b).....................................      218,130
    239,374 Debenhams PLC (b).................................      301,431
     48,347 Drax Group PLC (b)................................      450,429
     28,635 Dunelm Group PLC (b)..............................      364,830
     42,225 easyJet PLC (b)...................................      694,754
     85,586 GKN PLC (b).......................................      344,898
     19,500 Hargreaves Lansdown PLC (b).......................      257,830
    102,715 Intermediate Capital Group PLC (b)................      662,664
     52,903 J Sainsbury PLC (b)...............................      304,719
     38,133 John Wood Group PLC (b)...........................      503,837
     24,237 Persimmon PLC (b).................................      394,807
      4,463 Provident Financial PLC (b).......................      106,289
     97,013 QinetiQ Group PLC (b).............................      306,226
     11,122 Renishaw PLC (b)..................................      310,880
      2,708 Rotork PLC (b)....................................      119,677
      8,364 Royal Dutch Shell PLC (b).........................      278,145
     53,426 Sports Direct International PLC (b) (d)...........      346,109
    225,708 Taylor Wimpey PLC (b).............................      312,862
      6,843 Telecity Group PLC (b)............................       94,143
    130,884 TUI Travel PLC (b)................................      649,310
      2,702 Whitbread PLC (b).................................      105,684
     19,200 Xstrata PLC (b)...................................      312,569
                                                                -----------
                                                                 10,426,392
                                                                -----------
            TOTAL COMMON STOCKS ..............................   97,994,933
            (Cost $87,819,548)                                  -----------

COLLATERAL FOR SECURITIES ON LOAN - 1.5%

            MONEY MARKET FUND - 0.3%
    299,971 Goldman Sachs Financial Square Treasury
               Instruments Fund -
            Institutional Class - 0.001% (e)..................      299,971
            (Cost $299,971)                                     -----------

 PRINCIPAL
   VALUE
-----------

            REPURCHASE AGREEMENT - 1.2%
$ 1,192,804 JPMorgan Chase & Co., 0.05% (e), dated 3/31/13,
               due 4/01/13, with a maturity value of
               $1,192,811. Collateralized by U.S. Treasury
               Note, interest rate of 0.625%, due 8/31/17.
               The value of the collateral including accrued
               interest is $1,216,221.........................    1,192,804
            (Cost $1,192,804)                                   -----------

            TOTAL COLLATERAL FOR SECURITIES ON LOAN...........    1,492,775
            (Cost $1,492,775)                                   -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

                                DESCRIPTION                        VALUE
            --------------------------------------------------  -----------

            TOTAL INVESTMENTS - 101.2% .......................  $99,487,708
            (Cost $89,312,323) (f)

            NET OTHER ASSETS AND LIABILITIES - (1.2)% ........   (1,172,274)
                                                                -----------
            NET ASSETS - 100.0% ..............................  $98,315,434
                                                                ===========

-------------------------------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

      (c) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $1,419,091, and the total value of the collateral held by the Fund is $1,492,775.

      (d)   Non-income producing security.

      (e)   Interest rate shown reflects yield as of March 31, 2013.

      (f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $13,086,536 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,911,151.

      ADR   American Depositary Receipt



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        3/31/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
   Australia..................................  $     3,811,916  $     401,544  $     3,410,372  $           --
   Austria....................................        1,653,702             --        1,653,702              --
   Belgium....................................        1,961,957             --        1,961,957              --
   Bermuda....................................        2,705,123             --        2,705,123              --
   Canada.....................................        8,179,953      8,179,953               --              --
   Cayman Islands.............................        1,213,449        692,147          521,302              --
   Denmark....................................        1,034,060             --        1,034,060              --
   Finland....................................          758,119             --          758,119              --
   France.....................................        5,931,073        697,408        5,233,665              --
   Germany....................................        5,699,689             --        5,699,689              --
   Hong Kong..................................        5,802,210             --        5,802,210              --
   Ireland....................................        2,292,447        230,055        2,062,392              --
   Israel.....................................          119,346             --          119,346              --
   Italy......................................        2,804,100             --        2,804,100              --
   Japan......................................       20,595,130             --       20,595,130              --
   Jersey.....................................          896,751             --          896,751              --
   Luxembourg.................................          881,890             --          881,890              --
   Mauritius..................................          430,152             --          430,152              --
   Netherlands................................          561,661             --          561,661              --
   New Zealand................................          294,702             --          294,702              --
   Norway.....................................        1,913,095             --        1,913,095              --
   Portugal...................................          636,445        636,445               --              --
   Singapore..................................        2,131,790             --        2,131,790              --
   South Korea................................        8,634,369             --        8,634,369              --
   Spain......................................        2,747,237             --        2,747,237              --
   Sweden.....................................        3,177,370             --        3,177,370              --
   Switzerland................................          700,805             --          700,805              --
   United Kingdom.............................       10,426,392             --       10,426,392              --
                                                ---------------  -------------  ---------------  --------------
       Total Common Stocks....................       97,994,933     10,837,552       87,157,381              --
                                                ---------------  -------------  ---------------  --------------
Money Market Fund.............................          299,971        299,971               --              --
Repurchase Agreement..........................        1,192,804             --        1,192,804              --
                                                ---------------  -------------  ---------------  --------------
TOTAL INVESTMENTS.............................  $    99,487,708  $  11,137,523  $    88,350,185  $           --
                                                ===============  =============  ===============  ==============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2012
   Common Stocks                                                   $         5
Net Realized Gain (Loss)                                                    --
Net Change in Unrealized Appreciation/Depreciation                          --
Purchases                                                                   --
Sales                                                                       (5)
Transfers In                                                                --
Transfers Out                                                               --
ENDING BALANCE AT MARCH 31, 2013
   Common Stocks                                                            --
                                                                   ------------
Total Level 3 holdings                                             $        --
                                                                   ============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. The fair value of foreign equity securities typically occurs once a pre-established market trigger is reached, such as the change in value between a foreign markets' close and the NYSE close. When this occurs, a foreign equity security normally priced based on a last sale price from the exchange on which it is principally traded (Level 1) is priced based on a factor provided by an independent pricing service (Level 2). When the pre-established market trigger is reached on a report period end date, as was the case at the prior year-end, December 31, 2012, as well as the current quarter-end, March 31 2013, a majority of the portfolio securities fall into the Level 2 category. The portfolio securities that transferred between Levels 1 and 2 at December 31, 2012 vs. March 31, 2013, were the result of being priced based upon a last sale price at one of those dates vs. being priced based on a factor at the other date. As of March 31, 2013, the Fund transferred common stocks valued at $199,258 from Level 1 to Level 2 and $814,348 from Level 2 to Level 1 of the fair value hierarchy.

        INDUSTRY                                                % OF NET ASSETS
        ------------------------------------------------------------------------
        Real Estate Management & Development                           6.9%
        Oil, Gas & Consumable Fuels                                    6.8
        Auto Components                                                5.9
        Metals & Mining                                                5.7
        Chemicals                                                      4.9
        Trading Companies & Distributors                               4.0
        Industrial Conglomerates                                       3.9
        Hotels, Restaurants & Leisure                                  3.8
        Energy Equipment & Services                                    3.5
        Automobiles                                                    3.1
        Insurance                                                      2.9
        Media                                                          2.7
        Diversified Telecommunication Services                         2.7
        Machinery                                                      2.3
        Real Estate Investment Trusts (REITs)                          2.3
        Household Durables                                             2.3
        Food & Staples Retailing                                       2.3
        Food Products                                                  2.2
        Specialty Retail                                               2.0
        Electric Utilities                                             1.8
        Wireless Telecommunication Services                            1.7



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

        INDUSTRY - (CONTINUED)                                  % OF NET ASSETS
        ------------------------------------------------------------------------
        Airlines                                                       1.7
        Paper & Forest Products                                        1.6
        Commercial Banks                                               1.5
        Electronic Equipment, Instruments & Components                 1.3
        Repurchase Agreement                                           1.2
        Capital Markets                                                1.2
        Gas Utilities                                                  1.2
        Electrical Equipment                                           1.0
        Multiline Retail                                               1.0
        Building Products                                              0.9
        Air Freight & Logistics                                        0.9
        Aerospace & Defense                                            0.9
        Containers & Packaging                                         0.8
        Construction & Engineering                                     0.8
        IT Services                                                    0.7
        Consumer Finance                                               0.7
        Biotechnology                                                  0.7
        Diversified Financial Services                                 0.7
        Road & Rail                                                    0.7
        Office Electronics                                             0.7
        Transportation Infrastructure                                  0.6
        Life Sciences Tools & Services                                 0.6
        Health Care Equipment & Supplies                               0.6
        Textiles, Apparel & Luxury Goods                               0.5
        Leisure Equipment & Products                                   0.5
        Communications Equipment                                       0.5
        Thrifts & Mortgage Finance                                     0.5
        Independent Power Producers & Energy Traders                   0.5
        Personal Products                                              0.4
        Pharmaceuticals                                                0.4
        Internet Software & Services                                   0.3
        Computers & Peripherals                                        0.3
        Money Market Fund                                              0.3
        Multi-Utilities                                                0.2
        Professional Services                                          0.2
        Semiconductors & Semiconductor Equipment                       0.2
        Marine                                                         0.2
        Commercial Services & Supplies                                 0.2
        Construction Materials                                         0.1
        Beverages                                                      0.1
        Software                                                       0.1
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                            101.2
        NET OTHER ASSETS AND LIABILITIES                              (1.2)
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

                                                                   % OF TOTAL
        CURRENCY EXPOSURE DIVERSIFICATION                          INVESMENTS
        ------------------------------------------------------------------------
        Euro                                                          25.4%
        Japanese Yen                                                  21.0
        British Pound Sterling                                        12.3
        South Korean Won                                               8.8
        Canadian Dollar                                                8.2
        Hong Kong Dollar                                               8.1
        Australian Dollar                                              3.9
        US Dollar                                                      3.2
        Swedish Krona                                                  2.6
        Singapore Dollar                                               2.3
        Norwegian Krone                                                2.0
        Danish Krone                                                   1.1
        Swiss Franc                                                    0.7
        New Zealand Dollar                                             0.3
        Israeli Shekel                                                 0.1
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - 99.9%

            BERMUDA - 2.2%
  1,933,628 China Gas Holdings Ltd. (b).......................  $ 1,933,750
    172,226 China Resources Gas Group Ltd. (b)................      476,082
    119,185 VimpelCom Ltd., ADR ..............................    1,417,109
                                                                -----------
                                                                  3,826,941
                                                                -----------

            BRAZIL - 13.3%
    117,551 Amil Participacoes S.A. ..........................    1,839,397
     86,592 Anhanguera Educacional Participacoes S.A. ........    1,396,956
     53,888 BR Properties S.A. ...............................      597,348
    127,533 Bradespar S.A. ...................................    1,661,731
     24,989 Cia Brasileira de Distribuicao ...................    1,320,834
     19,143 Cia de Transmissao de Energia Electrica Paulista
               (Preference Shares) ...........................      317,353
     64,941 Cia Paranaense de Energia (Preference Shares).....      994,000
     97,160 Cosan S.A. Industria e Comercio ..................    2,180,000
    163,901 Cyrela Brazil Realty S.A. Empreendimentos e
               Participacoes..................................    1,405,619
    175,661 Eletrobras S.A. ..................................      607,631
    105,714 Grendene S.A. ....................................    1,124,233
     32,212 Iguatemi Empresa de Shopping Centers S.A. ........      406,486
     32,449 M Dias Branco S.A. ...............................    1,280,617
    298,586 Marcopolo S.A. (Preference Shares)................    2,120,356
    304,470 Marfrig Alimentos S.A. (c)........................    1,271,670
     29,994 Metalurgica Gerdau S.A. (Preference Shares).......      289,439
     24,157 Multiplan Empreendimentos Imobiliarios S.A. ......      693,359
     88,056 Oi S.A. (Preference Shares).......................      265,813
     88,056 Oi S.A., Class C (Preference Shares) (b) (c)......        4,316
     50,880 Telefonica Brasil S.A. (Preference Shares)........    1,358,395
    181,360 Tim Participacoes S.A. ...........................      800,560
     82,252 Vale S.A. (Preference Shares) ....................    1,352,991
                                                                -----------
                                                                 23,289,104
                                                                -----------

            CAYMAN ISLANDS - 11.4%
    294,552 AAC Technologies Holdings, Inc. (b)...............    1,420,193
    314,050 Agile Property Holdings Ltd. (b)..................      375,373
  4,050,652 China Hongqiao Group Ltd. (b) (d).................    2,004,917
    482,736 China Resources Land Ltd. (b).....................    1,353,549
  1,505,487 China State Construction International Holdings
               Ltd. (b).......................................    2,066,123
  2,764,372 China Zhongwang Holdings Ltd. (b) (c).............      935,225
     53,683 Eurasia Drilling Co., Ltd., GDR (b)...............    1,913,045
  3,577,509 Evergrande Real Estate Group Ltd. (b).............    1,445,144
    652,479 Greentown China Holdings Ltd. (b).................    1,226,831
    294,828 Kingboard Chemical Holdings Ltd. (b)..............      844,006
    412,337 Shenzhou International Group Holdings Ltd. (b)....    1,163,397
    823,644 Shimao Property Holdings Ltd. (b).................    1,592,312
  3,749,328 Shui On Land Ltd. (b).............................    1,617,331
     10,372 Tencent Holdings Ltd. (b).........................      331,744
  1,538,962 Uni-President China Holdings Ltd. (b).............    1,775,040
                                                                -----------
                                                                 20,064,230
                                                                -----------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            CHINA - 13.1%
    924,340 BBMG Corp. (b)....................................  $   754,946
  1,794,539 China BlueChemical Ltd. (b).......................    1,111,180
  1,163,419 China Coal Energy Co., Ltd. (b)...................    1,041,739
  1,164,204 China Eastern Airlines Corp. Ltd. (b) (c).........      506,716
  1,644,552 China Molybdenum Co., Ltd. (b)....................      722,708
    193,624 China Oilfield Services Ltd. (b)..................      406,453
  1,139,120 China Petroleum & Chemical Corp. (b)..............    1,335,852
  1,187,048 China Railway Construction Corp. Ltd. (b).........    1,131,101
    809,867 China Railway Group Ltd. (b)......................      413,497
    805,994 China Southern Airlines Co., Ltd. (b).............      461,340
    612,885 China Telecom Corp., Ltd. (b).....................      310,239
  1,213,640 Dongfeng Motor Group Co., Ltd. (b)................    1,710,776
    671,645 Great Wall Motor Co., Ltd. (b)....................    2,290,198
  4,377,394 Guangshen Railway Co., Ltd. (b)...................    2,147,688
  2,157,280 Guangzhou Automobile Group Co., Ltd. (b)..........    1,843,249
    614,774 Guangzhou R&F Properties Co., Ltd. (b)............    1,033,057
    930,004 Huaneng Power International, Inc. (b).............      987,956
    559,449 Jiangxi Copper Co., Ltd. (b)......................    1,243,557
    441,828 Sinopharm Group Co., Ltd. (b).....................    1,424,844
  1,162,907 Yanzhou Coal Mining Co., Ltd. (b).................    1,578,070
  1,753,631 Zijin Mining Group Co., Ltd. (b) (d)..............      583,551
                                                                -----------
                                                                 23,038,717
                                                                -----------

            CYPRUS - 0.3%
     34,107 Globaltrans Investment PLC, GDR ..................      538,209
                                                                -----------

            EGYPT - 1.5%
    184,731 Commercial International Bank Egypt SAE ..........      823,042
    150,515 National Societe Generale Bank SAE ...............      666,615
    595,700 Telecom Egypt ....................................    1,152,338
                                                                -----------
                                                                  2,641,995
                                                                -----------

            HONG KONG - 4.3%
     32,173 China Mobile Ltd. (b).............................      341,032
  1,787,712 China Overseas Grand Oceans Group Ltd. (b) (d)....    2,366,606
  1,179,226 CITIC Pacific Ltd. (b)............................    1,539,767
    344,883 CNOOC Ltd. (b)....................................      662,288
  1,851,004 MMG Ltd. (b) (c)..................................      684,860
  1,980,012 Poly Property Group Co., Ltd. (b) (c).............    1,265,600
    118,501 Shanghai Industrial Holdings Ltd. (b).............      372,016
    625,216 Sino-Ocean Land Holdings Ltd. (b).................      380,637
                                                                -----------
                                                                  7,612,806
                                                                -----------

            INDONESIA - 2.7%
  6,613,926 Global Mediacom Tbk PT (b)........................    1,586,758
  3,423,875 Lippo Karawaci Tbk PT (b).........................      483,687
  2,607,408 Media Nusantara Citra Tbk PT (b)..................      760,165
  3,046,852 Tower Bersama Infrastructure Tbk PT (b) (c).......    1,899,298
                                                                -----------
                                                                  4,729,908
                                                                -----------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                        DESCRIPTION                         VALUE
------------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

              LUXEMBOURG - 1.1%
      110,689 O'Key Group S.A., GDR ............................  $ 1,261,855
       36,152 Ternium S.A., ADR ................................      735,693
                                                                  -----------
                                                                    1,997,548
                                                                  -----------

              MALAYSIA - 2.3%
    1,435,900 AirAsia BHD (b)...................................    1,327,363
    1,098,900 Kulim Malaysia BHD ...............................    1,291,779
      325,300 UMW Holdings BHD .................................    1,407,725
                                                                  -----------
                                                                    4,026,867
                                                                  -----------

              MEXICO - 7.1%
      958,336 Alfa SAB de C.V. .................................    2,338,531
      199,108 Arca Continental SAB de C.V. .....................    1,491,120
      850,400 Cemex SAB de C.V. (c).............................    1,032,753
      125,169 Grupo Financiero Banorte, S.A.B. de C.V.,
                 O Shares.......................................    1,003,363
      252,857 Grupo Financiero Inbursa SAB de C.V. .............      733,916
      439,569 Grupo Simec SAB de C.V. (c).......................    2,089,042
      297,681 Industrias CH SAB de C.V. (c).....................    2,598,076
      438,314 OHL Mexico SAB de C.V. (c)........................    1,211,876
                                                                  -----------
                                                                   12,498,677
                                                                  -----------

              PANAMA - 0.6%
      452,388 Avianca Taca Holding S.A. (Preference Shares).....    1,113,933
                                                                  -----------

              PHILIPPINES - 1.7%
    5,024,600 Alliance Global Group, Inc. (b)...................    2,605,110
       90,190 Security Bank Corp. (b)...........................      402,401
                                                                  -----------
                                                                    3,007,511
                                                                  -----------

              POLAND - 5.7%
      277,587 Enea S.A. (b).....................................    1,267,677
       62,104 Jastrzebska Spolka Weglowa S.A. (b)...............    1,781,827
       37,218 KGHM Polska Miedz S.A. (b)........................    1,803,754
      306,683 PGE S.A. (b)......................................    1,577,984
      124,703 Polski Koncern Naftowy Orlen S.A. (b) (c).........    1,969,945
    1,157,851 Tauron Polska Energia S.A. (b)....................    1,523,348
                                                                  -----------
                                                                    9,924,535
                                                                  -----------

              RUSSIA - 9.2%
          963 AK Transneft OAO (Preference Shares) (b)..........    2,059,319
  190,260,835 Federal Grid Co. Unified Energy System
                 JSC (b) (c)....................................      964,242
   38,799,172 Federal Hydrogenerating Co., JSC (b)..............      762,520
      350,291 Gazprom OAO (b)...................................    1,504,168
   14,054,208 IDGC Holding JSC (b) (c)..........................      768,695
2,064,120,229 Inter Rao Ues OAO (b) (c).........................    1,195,126
       28,748 Lukoil OAO (b)....................................    1,850,788
        5,296 Magnit OJSC (b)...................................    1,021,353
      151,082 Mechel, ADR ......................................      764,475
        4,462 MMC Norilsk Nickel OJSC (b).......................      751,373
      328,895 Rostelecom OJSC (b)...............................    1,297,612

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            RUSSIA - (CONTINUED)
  1,962,042 Surgutneftegas OAO (b)............................  $ 1,756,200
    219,559 Tatneft (b).......................................    1,449,807
                                                                -----------
                                                                 16,145,678
                                                                -----------

            SINGAPORE - 1.0%
  2,202,000 Yangzijiang Shipbuilding Holdings Ltd. (b)........    1,730,754
                                                                -----------

            SOUTH AFRICA - 5.6%
     17,938 African Rainbow Minerals Ltd. (b).................      369,289
      9,993 AngloGold Ashanti Ltd. (b)........................      235,139
     26,593 Assore Ltd. (b)...................................      896,820
     14,184 Bidvest Group Ltd. (b)............................      373,890
    551,922 Capital Property Fund ............................      669,247
     72,634 Exxaro Resources Ltd. (b).........................    1,291,380
     82,118 Gold Fields Ltd. (b)..............................      634,279
    125,554 Harmony Gold Mining Co., Ltd. (b).................      809,221
     15,570 Imperial Holdings Ltd. (b)........................      356,272
     60,357 Remgro Ltd. (b)...................................    1,202,433
    542,966 RMI Holdings (b)..................................    1,376,508
     15,396 Santam Ltd. (b)...................................      320,451
     82,118 Sibanye Gold Ltd. (c).............................      119,579
    144,214 Woolworths Holdings Ltd. (b)......................    1,107,272
                                                                -----------
                                                                  9,761,780
                                                                -----------

            TAIWAN - 2.7%
    130,399 ASUSTeK Computer, Inc. (b)........................    1,558,129
    134,847 Cheng Shin Rubber Industry Co., Ltd. (b)..........      383,889
  1,038,272 Pou Chen Corp. (b)................................    1,110,932
    598,999 Uni-President Enterprises Corp. (b)...............    1,138,243
  1,702,078 United Microelectronics Corp. (b).................      634,489
                                                                -----------
                                                                  4,825,682
                                                                -----------

            THAILAND - 8.3%
    136,600 Airports of Thailand PCL .........................      571,402
    103,200 Bangkok Dusit Medical Services PCL ...............      576,172
     27,600 Banpu PCL ........................................      355,308
    760,200 Berli Jucker PCL .................................    1,992,329
    363,700 Central Pattana PCL ..............................    1,179,836
    419,100 Electricity Generating PCL .......................    2,225,373
    120,000 Kasikornbank PCL (b)..............................      855,157
    173,700 PTT Global Chemical PCL ..........................      412,230
     65,400 Siam Commercial Bank Public Co., Ltd. ............      396,397
     82,000 Siam Makro PCL ...................................    1,472,836
  4,299,000 Thai Beverage PCL (b).............................    2,117,034
  8,936,400 True Corp. PCL (c)................................    2,471,738
                                                                -----------
                                                                 14,625,812
                                                                -----------

            TURKEY - 5.3%
    133,068 Arcelik A.S. (b)..................................      941,810
     37,842 Coca-Cola Icecek A.S. (b).........................    1,072,027

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                         VALUE
----------- --------------------------------------------------  ------------

COMMON STOCKS (a) - (CONTINUED)

            TURKEY - (CONTINUED)
    287,790 Eregli Demir ve Celik Fabrikalari TAS (b).........  $    374,045
    845,744 Turk Hava Yollari (b) (c).........................     3,460,726
    451,051 Turkiye Is Bankasi (b)............................     1,716,454
  1,021,674 Turkiye Sise ve Cam Fabrikalari A.S. (b)..........     1,734,953
                                                                ------------
                                                                   9,300,015
                                                                ------------

            UNITED KINGDOM - 0.2%
     88,952 Evraz PLC (b).....................................       301,342
                                                                ------------

            VIRGIN ISLANDS (BRITISH) - 0.3%
     21,210 Mail.ru Group Ltd., GDR (b) ......................       588,263
                                                                ------------

            TOTAL COMMON STOCKS...............................   175,590,307
            (Cost $165,907,431)                                 ------------

COLLATERAL FOR SECURITIES ON LOAN - 1.1%

            MONEY MARKET FUND - 0.2%
    384,682 Goldman Sachs Financial Square Treasury
               Instruments Fund -
            Institutional Class - 0.001% (e)..................       384,682
            (Cost $384,682)                                     ------------

 PRINCIPAL
   VALUE
-----------

            REPURCHASE AGREEMENT - 0.9%
$ 1,529,648 JPMorgan Chase & Co., 0.05% (e), dated 3/28/13,
               due 4/01/13, with a maturity value of
               $1,529,657. Collateralized by U.S. Treasury
               Note, interest rate of 0.625%, due 8/31/17.
               The value of the collateral including accrued
               interest is $1,559,678.........................     1,529,648
                                                                ------------
            (Cost $1,529,648)
            TOTAL COLLATERAL FOR SECURITIES ON LOAN...........     1,914,330
            (Cost $1,914,330)                                   ------------

            TOTAL INVESTMENTS - 101.0% .......................   177,504,637
            (Cost $167,821,761) (f)

            NET OTHER ASSETS AND LIABILITIES - (1.0)% ........    (1,706,507)
                                                                ------------
            NET ASSETS - 100.0% ..............................  $175,798,130
                                                                ============

-------------------------------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

      (c)   Non-income producing security.

      (d) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $1,779,479 and the total value of the collateral held by the Fund is $1,914,330.

      (e)   Interest rate shown reflects yield as of March 31, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

      (f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,915,900 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,233,024.

      ADR   American Depositary Receipt

      GDR   Global Depositary Receipt

-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        3/31/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
    Bermuda...................................  $     3,826,941  $   1,417,109  $     2,409,832  $           --
    Brazil....................................       23,289,104     23,284,788            4,316              --
    Cayman Islands............................       20,064,230             --       20,064,230              --
    China.....................................       23,038,717             --       23,038,717              --
    Cyprus....................................          538,209        538,209               --              --
    Egypt.....................................        2,641,995      2,641,995               --              --
    Hong Kong.................................        7,612,806             --        7,612,806              --
    Indonesia.................................        4,729,908             --        4,729,908              --
    Luxembourg................................        1,997,548      1,997,548               --              --
    Malaysia..................................        4,026,867      2,699,504        1,327,363              --
    Mexico....................................       12,498,677     12,498,677               --              --
    Panama....................................        1,113,933      1,113,933               --              --
    Philippines...............................        3,007,511             --        3,007,511              --
    Poland....................................        9,924,535             --        9,924,535              --
    Russia....................................       16,145,678        764,475       15,381,203              --
    Singapore.................................        1,730,754             --        1,730,754              --
    South Africa..............................        9,761,780        788,826        8,972,954              --
    Taiwan....................................        4,825,682             --        4,825,682              --
    Thailand..................................       14,625,812     11,653,621        2,972,191              --
    Turkey....................................        9,300,015             --        9,300,015              --
    United Kingdom............................          301,342             --          301,342              --
    Virgin Islands (British)..................          588,263             --          588,263              --
                                                ---------------  -------------  ---------------  --------------
       Total Common Stocks....................      175,590,307     59,398,685      116,191,622              --
                                                ---------------  -------------  ---------------  --------------
Money Market Fund.............................          384,682        384,682               --              --
Repurchase Agreement..........................        1,529,648             --        1,529,648              --
                                                ---------------  -------------  ---------------  --------------
TOTAL INVESTMENTS.............................  $   177,504,637  $  59,783,367  $   117,721,270  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. The fair value of foreign equity securities typically occurs once a pre-established market trigger is reached, such as the change in value between a foreign markets' close and the NYSE close. When this occurs, a foreign equity security normally priced based on a last sale price from the exchange on which it is principally traded (Level 1) is priced based on a factor provided by an independent pricing service (Level 2). When the pre-established market trigger is reached on a report period end date, as was the case at the prior year-end, December 31, 2012, as well as the current quarter-end, March 31 2013, a majority of the portfolio securities fall into the Level 2 category. The portfolio securities that transferred between Levels 1 and 2 at December 31, 2012 vs. March 31, 2013, were the result

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

of being priced based upon a last sale price at one of those dates vs. being priced based on a factor at the other date. As of March 31, 2013, the Fund transferred common stocks valued at $892,681 from Level 1 to Level 2 and $3,544,679 from Level 2 to Level 1 of the fair value hierarchy.

        INDUSTRY                                                % OF NET ASSETS
        ------------------------------------------------------------------------
        Metals & Mining                                               13.5%
        Oil, Gas & Consumable Fuels                                   10.9
        Real Estate Management & Development                           9.1
        Industrial Conglomerates                                       6.2
        Electric Utilities                                             5.7
        Automobiles                                                    4.1
        Airlines                                                       3.9
        Diversified Telecommunication Services                         3.9
        Food Products                                                  3.8
        Commercial Banks                                               3.8
        Food & Staples Retailing                                       2.9
        Beverages                                                      2.7
        Wireless Telecommunication Services                            2.5
        Machinery                                                      2.2
        Health Care Providers & Services                               2.2
        Construction & Engineering                                     2.1
        Textiles, Apparel & Luxury Goods                               1.9
        Independent Power Producers & Energy Traders                   1.8
        Road & Rail                                                    1.5
        Gas Utilities                                                  1.4
        Household Durables                                             1.3
        Media                                                          1.3
        Energy Equipment & Services                                    1.3
        Construction Materials                                         1.0
        Transportation Infrastructure                                  1.0
        Insurance                                                      1.0
        Computers & Peripherals                                        0.9
        Repurchase Agreement                                           0.9
        Chemicals                                                      0.9
        Communications Equipment                                       0.8
        Diversified Consumer Services                                  0.8
        Diversified Financial Services                                 0.7
        Multiline Retail                                               0.6
        Internet Software & Services                                   0.5
        Electronic Equipment, Instruments & Components                 0.5
        Real Estate Investment Trusts (REITs)                          0.4
        Semiconductors & Semiconductor Equipment                       0.4
        Money Market Fund                                              0.2
        Auto Components                                                0.2
        Distributors                                                   0.2
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                            101.0
        NET OTHER ASSETS AND LIABILITIES                              (1.0)
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 100.0%

            AEROSPACE & DEFENSE - 1.7%
      2,723 MTU Aero Engines Holding AG (a)...................  $   258,432
                                                                -----------

            AIR FREIGHT & LOGISTICS - 0.9%
      5,643 Deutsche Post AG (a)..............................      130,228
                                                                -----------

            AIRLINES - 4.3%
     32,891 Deutsche Lufthansa AG (a).........................      643,326
                                                                -----------

            AUTO COMPONENTS - 7.3%
      5,347 Continental AG (a)................................      640,893
     14,694 ElringKlinger AG (a)..............................      446,002
                                                                -----------
                                                                  1,086,895
                                                                -----------

            AUTOMOBILES - 10.7%
      5,139 Bayerische Motoren Werke AG (a)...................      444,719
     11,335 Daimler AG (a)....................................      618,180
      2,879 Volkswagen AG (a).................................      542,993
                                                                -----------
                                                                  1,605,892
                                                                -----------

            CAPITAL MARKETS - 1.5%
      5,686 Deutsche Bank AG (a)..............................      222,302
                                                                -----------

            CHEMICALS - 11.9%
      1,317 BASF SE (a).......................................      115,636
      5,001 Fuchs Petrolub AG (a).............................      421,188
     10,706 K+S AG (a)........................................      499,114
      2,827 Lanxess AG (a)....................................      200,963
      7,547 Wacker Chemie AG (a)..............................      541,063
                                                                -----------
                                                                  1,777,964
                                                                -----------

            COMMERCIAL BANKS - 1.9%
    195,970 Commerzbank AG (a) (b)............................      288,694
                                                                -----------

            COMMERCIAL SERVICES & SUPPLIES - 2.7%
      3,851 Bilfinger Berger SE (a)...........................      400,591
                                                                -----------

            CONSTRUCTION & ENGINEERING - 2.8%
      6,397 Hochtief AG (a) (b)...............................      417,113
                                                                -----------

            CONSTRUCTION MATERIALS - 3.0%
      6,130 HeidelbergCement AG (a)...........................      442,015
                                                                -----------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
     32,447 Telefonica Deutschland Holding AG (a) (b).........      249,114
                                                                -----------

            FOOD & STAPLES RETAILING - 2.5%
     13,382 Metro AG (a)......................................      380,913
                                                                -----------

            FOOD PRODUCTS - 7.1%
      1,545 KWS Saat AG (a)...................................      551,509
     12,091 Suedzucker AG (a).................................      511,040
                                                                -----------
                                                                  1,062,549
                                                                -----------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            HEALTH CARE PROVIDERS & SERVICES - 0.9%
      6,116 Rhoen Klinikum AG (a).............................  $   129,850
                                                                -----------

            HOTELS, RESTAURANTS & LEISURE - 4.3%
     59,672 TUI AG (a) (b)....................................      642,073
                                                                -----------

            INSURANCE - 7.5%
      2,682 Allianz SE (a)....................................      365,616
      6,355 Hannover Rueckversicherung AG (a).................      500,333
      1,378 Muenchener Rueckversicherungs AG (a)..............      258,275
                                                                -----------
                                                                  1,124,224
                                                                -----------

            MEDIA - 4.3%
      2,899 Axel Springer AG (a)..............................      125,949
     92,818 Sky Deutschland AG (a) (b)........................      512,613
                                                                -----------
                                                                    638,562
                                                                -----------

            METALS & MINING - 6.9%
      8,699 Aurubis AG (a)....................................      553,589
     11,881 Salzgitter AG (a).................................      477,486
                                                                -----------
                                                                  1,031,075
                                                                -----------

            MULTI-UTILITIES - 1.5%
      5,995 RWE AG (a)........................................      223,798
                                                                -----------

            PHARMACEUTICALS - 0.9%
      1,303 Bayer AG (a)......................................      134,660
                                                                -----------

            REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
     10,571 GAGFAH SA (a) (b).................................      129,896
                                                                -----------

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
     45,851 Infineon Technologies AG (a)......................      362,790
                                                                -----------

            SOFTWARE - 1.7%
      3,087 SAP AG (a)........................................      248,279
                                                                -----------

            TEXTILES, APPAREL & LUXURY GOODS - 2.5%
      1,391 Adidas AG (a).....................................      144,593
      5,131 Gerry Weber International AG (a)..................      224,357
                                                                -----------
                                                                    368,950
                                                                -----------

            TRANSPORTATION INFRASTRUCTURE - 0.8%
      2,132 Fraport AG Frankfurt Airport Services
               Worldwide (a)..................................      119,686
                                                                -----------

            WIRELESS TELECOMMUNICATION SERVICES - 5.4%
     33,455 Freenet AG (a)....................................      813,754
                                                                -----------

            TOTAL INVESTMENTS - 100.0% .......................   14,933,625
            (Cost $14,941,858) (c)

            NET OTHER ASSETS AND LIABILITIES - 0.0% ..........         (886)
                                                                -----------
            NET ASSETS - 100.0% ..............................  $14,932,739
                                                                ===========


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

-------------------------------------------------

      (a) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

      (b)   Non-income producing security.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $638,308 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $646,541.

-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        3/31/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    14,933,625  $          --  $    14,933,625  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. The fair value of foreign equity securities typically occurs once a pre-established market trigger is reached, such as the change in value between a foreign markets' close and the NYSE close. When this occurs, a foreign equity security normally priced based on a last sale price from the exchange on which it is principally traded (Level 1) is priced based on a factor provided by an independent pricing service (Level 2). When the pre-established market trigger is reached on a report period end date, as was the case at the prior year-end, December 31, 2012, as well as the current quarter-end, March 31 2013, a majority of the portfolio securities fall into the Level 2 category. The portfolio securities that transferred between Levels 1 and 2 at December 31, 2012 vs. March 31, 2013, were the result of being priced based upon a last sale price at one of those dates vs. being priced based on a factor at the other date. As of March 31, 2013, the Fund transferred common stocks valued at $124,776 from Level 1 to Level 2 of the fair value hierarchy.


COUNTRY ALLOCATION**                                % OF NET ASSETS
-------------------------------------------------------------------
Germany                                                       99.1%
Luxembourg                                                     0.9
-------------------------------------------------------------------
TOTAL INVESTMENTS                                            100.0
NET OTHER ASSETS AND LIABILITIES                               0.0+
                                                            -------
TOTAL                                                        100.0%
                                                            =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation. + Amount is less than 0.1%.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 99.8%

            AUTO COMPONENTS - 4.7%
     21,499 Magna International, Inc. ........................  $ 1,263,676
                                                                -----------

            CHEMICALS - 2.0%
     13,486 Methanex Corp. ...................................      549,476
                                                                -----------

            DIVERSIFIED FINANCIAL SERVICES - 1.8%
     10,204 Onex Corp. .......................................      486,570
                                                                -----------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 4.0%
     40,579 Bell Aliant, Inc. ................................    1,076,141
                                                                -----------

            ENERGY EQUIPMENT & SERVICES - 7.1%
     55,590 Ensign Energy Services, Inc. .....................      947,796
    103,947 Precision Drilling Corp. .........................      960,833
                                                                -----------
                                                                  1,908,629
                                                                -----------

            FOOD & STAPLES RETAILING - 10.1%
     21,828 Alimentation Couche Tard, Inc. ...................    1,183,098
     10,870 Empire Co., Ltd. .................................      707,831
      5,094 Loblaw Cos Ltd. ..................................      214,321
     10,118 Metro, Inc. ......................................      633,962
                                                                -----------
                                                                  2,739,212
                                                                -----------

            FOOD PRODUCTS - 2.4%
     12,737 Saputo, Inc. .....................................      646,724
                                                                -----------

            INSURANCE - 4.5%
     27,229 Industrial Alliance Insurance & Financial
               Services, Inc. ................................    1,001,403
      8,100 Sun Life Financial Inc. ..........................      221,029
                                                                -----------
                                                                  1,222,432
                                                                -----------

            MEDIA - 4.6%
     52,324 Lions Gate Entertainment Corp. (a)................    1,243,741
                                                                -----------

            METALS & MINING - 3.6%
     19,499 First Quantum Minerals Ltd. ......................      370,843
     56,261 IAMGOLD Corp. ....................................      405,959
     11,459 Pan American Silver Corp. ........................      188,379
                                                                -----------
                                                                    965,181
                                                                -----------

            OIL, GAS & CONSUMABLE FUELS - 8.7%
      7,459 Canadian Natural Resources Ltd. ..................      239,149
     35,531 Gibson Energy, Inc. ..............................      919,185
     27,729 Pacific Rubiales Energy Corp. ....................      585,234
     19,779 Penn West Petroleum Ltd. .........................      212,617
     13,060 Suncor Energy, Inc. ..............................      391,344
                                                                -----------
                                                                  2,347,529
                                                                -----------

            PAPER & FOREST PRODUCTS - 9.0%
     64,417 Canfor Corp. (a)..................................    1,348,137
     12,196 West Fraser Timber Co., Ltd. .....................    1,080,514
                                                                -----------
                                                                  2,428,651
                                                                -----------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            PHARMACEUTICALS - 1.0%
      3,600 Valeant Pharmaceuticals International, Inc. (a)...  $   270,252
                                                                -----------

            REAL ESTATE INVESTMENT TRUSTS (REITS) - 17.1%
     32,365 Allied Properties Real Estate Investment Trust ...    1,052,336
     16,550 Boardwalk Real Estate Investment Trust ...........    1,018,073
     42,894 Canadian Apartment Properties ....................    1,064,908
      5,707 Dundee Real Estate Investment Trust ..............      205,898
     31,763 Primaris Retail Real Estate Investment Trust .....      851,412
     15,502 RioCan Real Estate Investment Trust ..............      424,232
                                                                -----------
                                                                  4,616,859
                                                                -----------

            REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.0%
     25,189 Brookfield Office Properties, Inc. ...............      432,442
     34,051 First Capital Realty, Inc. .......................      635,199
                                                                -----------
                                                                  1,067,641
                                                                -----------

            ROAD & RAIL - 2.0%
      4,235 Canadian Pacific Railway Ltd. ....................      552,549
                                                                -----------

            SOFTWARE - 2.4%
      5,341 Constellation Software, Inc. .....................      657,787
                                                                -----------

            TEXTILES, APPAREL & LUXURY GOODS - 5.0%
     29,398 Gildan Activewear, Inc. ..........................    1,172,910
      2,830 Lululemon Athletica, Inc. (a).....................      176,233
                                                                -----------
                                                                  1,349,143
                                                                -----------

            THRIFTS & MORTGAGE FINANCE - 5.8%
     37,824 Genworth MI Canada, Inc. .........................      930,102
     10,848 Home Capital Group, Inc. .........................      627,269
                                                                -----------
                                                                  1,557,371
                                                                -----------

            TOTAL INVESTMENTS - 99.8% ........................   26,949,564
            (Cost $26,214,895)        (b)

            NET OTHER ASSETS AND LIABILITIES - 0.2% ..........       42,357
                                                                -----------
            NET ASSETS - 100.0% ..............................  $26,991,921
                                                                ===========

-------------------------------------------------

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,140,149 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $405,480.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        3/31/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    26,949,564  $  26,949,564  $            --  $           --
                                                ===============  =============  ===============  ==============


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at March 31, 2013.


COUNTRY ALLOCATION**                                % OF NET ASSETS
-------------------------------------------------------------------
Canada                                                        99.2%
United States                                                  0.6
-------------------------------------------------------------------
TOTAL INVESTMENTS                                             99.8
NET OTHER ASSETS AND LIABILITIES                               0.2
                                                            -------
TOTAL                                                        100.0%
                                                            =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 99.5%

            AIRLINES - 2.7%
     49,320 Qantas Airways Ltd. (a) (b).......................  $    91,960
                                                                -----------

            BIOTECHNOLOGY - 1.7%
        909 CSL Ltd. (a)......................................       56,187
                                                                -----------

            CAPITAL MARKETS - 3.2%
      2,761 Macquarie Group Ltd. (a)..........................      107,408
                                                                -----------

            CHEMICALS - 2.9%
     30,335 Incitec Pivot Ltd. (a)............................       98,048
                                                                -----------

            COMMERCIAL SERVICES & SUPPLIES - 0.9%
      3,262 Brambles Ltd. (a).................................       28,922
                                                                -----------

            CONSTRUCTION & ENGINEERING - 3.0%
      1,370 Leighton Holdings Ltd. (a)........................       29,504
      3,009 Monadelphous Group Ltd. (a).......................       71,394
                                                                -----------
                                                                    100,898
                                                                -----------

            CONSTRUCTION MATERIALS - 7.6%
     23,553 Adelaide Brighton Ltd. (a)........................       87,130
     22,422 Boral Ltd. (a)....................................      115,090
      5,372 James Hardie Industries SE (a)....................       56,354
                                                                -----------
                                                                    258,574
                                                                -----------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 5.2%
     11,211 Telstra Corp Ltd. (a).............................       52,715
     37,831 TPG Telecom Ltd. (a)..............................      124,536
                                                                -----------
                                                                    177,251
                                                                -----------

            ELECTRIC UTILITIES - 2.4%
     66,204 SP AusNet (a).....................................       82,614
                                                                -----------

            FOOD & STAPLES RETAILING - 1.6%
      1,329 Wesfarmers Ltd. (a)...............................       55,806
                                                                -----------

            FOOD PRODUCTS - 3.6%
      9,917 GrainCorp Ltd. (a)................................      120,906
                                                                -----------

            HEALTH CARE PROVIDERS & SERVICES - 5.5%
     18,372 Primary Health Care Ltd. (a)......................       95,144
      2,694 Ramsay Health Care Ltd. (a).......................       90,675
                                                                -----------
                                                                    185,819
                                                                -----------

            HOTELS, RESTAURANTS & LEISURE - 12.0%
      4,591 Crown Ltd. (a)....................................       59,029
      4,536 Flight Centre Ltd. (a)............................      159,253
     40,157 TABCORP Holdings Ltd. (a).........................      135,419
     16,276 Tatts Group Ltd. (a)..............................       53,825
                                                                -----------
                                                                    407,526
                                                                -----------

            INSURANCE - 3.6%
     15,669 Insurance Australia Group Ltd. (a)................       93,476


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            INSURANCE - (CONTINUED)
      2,409 Suncorp Group Ltd. (a)............................  $    29,731
                                                                -----------
                                                                    123,207
                                                                -----------

            IT SERVICES - 0.9%
      2,725 Computershare Ltd. (a)............................       29,060
                                                                -----------

            MEDIA - 2.3%
      2,722 REA Group Ltd. (a)................................       78,677
                                                                -----------

            METALS & MINING - 9.6%
        660 BHP Billiton Ltd. (a).............................       22,562
      5,268 Fortescue Metals Group Ltd. (a)...................       21,810
     13,578 Iluka Resources Ltd. (a)..........................      133,453
      2,209 Newcrest Mining Ltd. (a)..........................       46,243
     18,280 OZ Minerals Ltd. (a)..............................      102,045
                                                                -----------
                                                                    326,113
                                                                -----------

            MULTILINE RETAIL - 4.3%
     51,570 Harvey Norman Holdings Ltd. (a)...................      147,181
                                                                -----------

            OIL, GAS & CONSUMABLE FUELS - 8.5%
      6,376 Caltex Australia Ltd. (a).........................      142,377
      8,432 Origin Energy Ltd. (a)............................      117,353
      2,207 Santos Ltd. (a)...................................       28,667
                                                                -----------
                                                                    288,397
                                                                -----------

            REAL ESTATE INVESTMENT TRUSTS (REITS) - 9.6%
    120,076 Commonwealth Property Office Fund (a).............      138,989
     49,486 Mirvac Group (a)..................................       83,733
     32,444 Westfield Retail Trust (a)........................      102,143
                                                                -----------
                                                                    324,865
                                                                -----------

            REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.1%
     13,198 Lend Lease Group (a)..............................      140,793
                                                                -----------

            ROAD & RAIL - 0.8%
      6,550 Aurizon Holdings Ltd. (a).........................       27,553
                                                                -----------

            TRADING COMPANIES & DISTRIBUTORS - 3.5%
     11,596 Seven Group Holdings Ltd. (a).....................      120,112
                                                                -----------

            TOTAL INVESTMENTS - 99.5% ........................    3,377,877
            (Cost $3,026,387)         (c)

            NET OTHER ASSETS AND LIABILITIES - 0.5% ..........       16,942
                                                                -----------
            NET ASSETS - 100.0% ..............................  $ 3,394,819
                                                                ===========

-------------------------------------------------

      (a) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

      (b)   Non-income producing security.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $425,676 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $74,186.

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        3/31/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     3,377,877  $          --  $     3,377,877  $           --
                                                ===============  =============  ===============  ==============


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. The fair value of foreign equity securities typically occurs once a pre-established market trigger is reached, such as the change in value between a foreign markets' close and the NYSE close. When this occurs, a foreign equity security normally priced based on a last sale price from the exchange on which it is principally traded (Level 1) is priced based on a factor provided by an independent pricing service (Level 2). When the pre-established market trigger is reached on a report period end date, as was the case at the prior year-end, December 31, 2012, as well as the current quarter-end, March 31 2013, the portfolio securities fall into the Level 2 category. There were no transfers between levels at March 31, 2013.


COUNTRY ALLOCATION**                                % OF NET ASSETS
-------------------------------------------------------------------
Australia                                                     97.8%
Ireland                                                        1.7
-------------------------------------------------------------------
TOTAL INVESTMENTS                                             99.5
NET OTHER ASSETS AND LIABILITIES                               0.5
                                                            -------
TOTAL                                                        100.0%
                                                            =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)


   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 99.6%

            AEROSPACE & DEFENSE - 1.4%
     45,683 Cobham PLC (a)....................................  $   169,184
     13,192 Meggitt PLC (a)...................................       98,705
    145,692 Rolls-Royce Holdings PLC, Class C (Preference
               Shares) (a) (b)................................          221
                                                                -----------
                                                                    268,110
                                                                -----------

            AIRLINES - 5.1%
     32,942 easyJet PLC (a)...................................      542,015
    109,164 International Consolidated Airlines Group
               S.A. (a) (b)...................................      421,476
                                                                -----------
                                                                    963,491
                                                                -----------

            AUTO COMPONENTS - 0.9%
     44,085 GKN PLC (a).......................................      177,656
                                                                -----------

            CAPITAL MARKETS - 4.1%
     27,477 Aberdeen Asset Management PLC (a).................      179,563
      7,406 Hargreaves Lansdown PLC (a).......................       97,923
     76,242 Henderson Group PLC (a)...........................      185,178
     47,880 Intermediate Capital Group PLC (a)................      308,897
                                                                -----------
                                                                    771,561
                                                                -----------

            COMMERCIAL BANKS - 4.1%
     76,881 Barclays PLC (a)..................................      342,064
    421,027 Lloyds Banking Group PLC (a) (b)..................      313,715
     31,084 Royal Bank of Scotland Group PLC (a) (b)..........      130,620
                                                                -----------
                                                                    786,399
                                                                -----------

            COMMERCIAL SERVICES & SUPPLIES - 2.1%
      2,898 Aggreko PLC (a)...................................       78,653
    210,689 Rentokil Initial PLC (a)..........................      321,178
                                                                -----------
                                                                    399,831
                                                                -----------

            CONSTRUCTION & ENGINEERING - 1.4%
     36,853 Balfour Beatty PLC (a)............................      131,836
     31,819 Carillion PLC (a).................................      131,849
                                                                -----------
                                                                    263,685
                                                                -----------

            CONTAINERS & PACKAGING - 0.4%
     24,650 DS Smith PLC (a)..................................       82,197
                                                                -----------

            DISTRIBUTORS - 2.4%
     58,521 Inchcape PLC (a)..................................      448,097
                                                                -----------

            DIVERSIFIED FINANCIAL SERVICES - 0.5%
     11,208 IG Group Holdings PLC (a).........................       91,153
                                                                -----------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
     21,590 TalkTalk Telecom Group PLC .......................       89,361
                                                                -----------

            ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.2%
     12,182 Renishaw PLC (a)..................................      340,509
     12,307 Spectris PLC (a)..................................      459,482
                                                                -----------
                                                                    799,991
                                                                -----------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            ENERGY EQUIPMENT & SERVICES - 0.4%
      5,028 AMEC PLC (a)......................................  $    80,801
                                                                -----------

            FOOD & STAPLES RETAILING - 4.8%
     58,457 J Sainsbury PLC (a)...............................      336,710
     30,020 TESCO PLC (a).....................................      174,510
     95,882 WM Morrison Supermarkets PLC (a)..................      403,021
                                                                -----------
                                                                    914,241
                                                                -----------

            FOOD PRODUCTS - 1.9%
      9,674 Associated British Foods PLC (a)..................      279,806
      6,619 Tate & Lyle PLC (a)...............................       85,525
                                                                -----------
                                                                    365,331
                                                                -----------

            HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
     14,844 Smith & Nephew PLC (a)............................      171,691
                                                                -----------

            HOTELS, RESTAURANTS & LEISURE - 4.9%
     76,299 Ladbrokes PLC (a).................................      262,013
     46,583 Mitchells & Butlers PLC (a) (b)...................      231,115
     89,263 TUI Travel PLC (a)................................      442,830
                                                                -----------
                                                                    935,958
                                                                -----------

            HOUSEHOLD DURABLES - 8.8%
    121,469 Barratt Developments PLC (a) (b)..................      507,489
     14,633 Bellway PLC (a)...................................      289,049
     11,482 Berkeley Group Holdings PLC (a)...................      356,581
      6,304 Persimmon PLC (a).................................      102,689
    306,588 Taylor Wimpey PLC (a).............................      424,972
                                                                -----------
                                                                  1,680,780
                                                                -----------

            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.3%
     46,312 Drax Group PLC (a)................................      431,470
                                                                -----------

            INDUSTRIAL CONGLOMERATES - 0.4%
      4,235 Smiths Group PLC (a)..............................       81,109
                                                                -----------

            INSURANCE - 7.5%
     40,563 Aviva PLC (a).....................................      183,870
     40,067 Catlin Group Ltd. (a).............................      317,990
     33,327 Hiscox Ltd. (a)...................................      279,236
     26,014 Lancashire Holdings Ltd. (a)......................      321,434
     28,302 Old Mutual PLC (a)................................       87,447
     40,122 RSA Insurance Group PLC (a).......................       71,142
     30,373 Standard Life PLC (a).............................      169,342
                                                                -----------
                                                                  1,430,461
                                                                -----------

            MACHINERY - 4.6%
     18,390 IMI PLC (a).......................................      363,030
     62,072 Invensys PLC (a)..................................      332,438
      1,982 Rotork PLC (a)....................................       87,592


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            MACHINERY - (CONTINUED)
      2,684 Weir Group PLC (a)................................  $    92,600
                                                                -----------
                                                                    875,660
                                                                -----------

            MEDIA - 3.1%
    143,823 ITV PLC (a).......................................      283,579
     16,981 Pearson PLC (a)...................................      305,542
                                                                -----------
                                                                    589,121
                                                                -----------

            METALS & MINING - 7.0%
     57,233 African Barrick Gold PLC (a)......................      168,350
      7,988 Anglo American PLC (a)............................      206,276
      7,105 BHP Billiton PLC (a)..............................      206,910
     28,713 Glencore International PLC (a)....................      155,796
     13,077 Vedanta Resources PLC (a).........................      200,644
     23,812 Xstrata PLC (a)...................................      387,651
                                                                -----------
                                                                  1,325,627
                                                                -----------

            MULTILINE RETAIL - 1.2%
    176,961 Debenhams PLC (a).................................      222,838
                                                                -----------

            OIL, GAS & CONSUMABLE FUELS - 8.3%
    115,409 Afren PLC (a) (b).................................      249,446
      9,962 BG Group PLC (a)..................................      171,426
     59,362 BP PLC (a)........................................      417,434
     59,951 Premier Oil PLC (a) (b)...........................      354,898
     11,594 Royal Dutch Shell PLC (a).........................      385,559
                                                                -----------
                                                                  1,578,763
                                                                -----------

            PAPER & FOREST PRODUCTS - 0.5%
      7,533 Mondi PLC (a).....................................      102,586
                                                                -----------

            PHARMACEUTICALS - 2.3%
      8,667 AstraZeneca PLC (a)...............................      434,743
                                                                -----------

            PROFESSIONAL SERVICES - 0.9%
      3,255 Intertek Group PLC (a)............................      168,194
                                                                -----------

            REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.2%
     30,935 Great Portland Estates PLC (a)....................      233,591
                                                                -----------

            REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.3%
    104,202 Capital & Counties Properties PLC (a).............      431,815
                                                                -----------

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
     13,134 ARM Holdings PLC (a)..............................      185,062
                                                                -----------

            SOFTWARE - 0.8%
      4,623 Aveva Group PLC (a)...............................      159,412
                                                                -----------

            SPECIALTY RETAIL - 3.0%
     53,256 Kingfisher PLC (a)................................      233,439
     52,195 Sports Direct International PLC (a) (b)...........      338,134
                                                                -----------
                                                                    571,573
                                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            TRADING COMPANIES & DISTRIBUTORS - 4.4%
     59,153 Ashtead Group PLC (a).............................  $   529,240
     13,906 Travis Perkins PLC (a)............................      307,923
                                                                -----------
                                                                    837,163
                                                                -----------

            TOTAL INVESTMENTS - 99.6% ........................   18,949,522
            (Cost $18,358,685) (c)

            NET OTHER ASSETS AND LIABILITIES - 0.4% ..........       67,716
                                                                -----------
            NET ASSETS - 100.0% ..............................  $19,017,238
                                                                ===========

-------------------------------------------------

      (a) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

      (b)   Non-income producing security.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,231,782 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $640,945.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        3/31/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
    Aerospace & Defense.......................  $       268,110  $          --  $       268,110  $           --
    Airlines..................................          963,491             --          963,491              --
    Auto Components...........................          177,656             --          177,656              --
    Capital Markets...........................          771,561             --          771,561              --
    Commercial Banks..........................          786,399             --          786,399              --
    Commercial Services & Supplies............          399,831             --          399,831              --
    Construction & Engineering................          263,685             --          263,685              --
    Containers & Packaging....................           82,197             --           82,197              --
    Distributors..............................          448,097             --          448,097              --
    Diversified Financial Services............           91,153             --           91,153              --
    Diversified Telecommunication Services....           89,361         89,361               --              --
     lectronic Equipment, Instruments &                 799,991
    E Components..............................                              --          799,991              --
    Energy Equipment & Services...............           80,801             --           80,801              --
    Food & Staples Retailing..................          914,241             --          914,241              --
    Food Products.............................          365,331             --          365,331              --
    Health Care Equipment & Supplies..........          171,691             --          171,691              --
    Hotels, Restaurants & Leisure.............          935,958             --          935,958              --
    Household Durables........................        1,680,780             --        1,680,780              --
    Independent Power Producers & Energy
      Traders.................................          431,470             --          431,470              --
    Industrial Conglomerates..................           81,109             --           81,109              --
    Insurance.................................        1,430,461             --        1,430,461              --
    Machinery.................................          875,660             --          875,660              --
    Media.....................................          589,121             --          589,121              --
    Metals & Mining...........................        1,325,627             --        1,325,627              --
    Multiline Retail..........................          222,838             --          222,838              --
    Oil, Gas & Consumable Fuels...............        1,578,763             --        1,578,763              --
    Paper & Forest Products...................          102,586             --          102,586              --
    Pharmaceuticals...........................          434,743             --          434,743              --
    Professional Services.....................          168,194             --          168,194              --
    Real Estate Investment Trusts (REITs).....          233,591             --          233,591              --
    Real Estate Management & Development......          431,815             --          431,815              --
    Semiconductors & Semiconductor Equipment..          185,062             --          185,062              --
    Software..................................          159,412             --          159,412              --
    Specialty Retail..........................          571,573             --          571,573              --
    Trading Companies & Distributors..........          837,163             --          837,163              --
                                                ---------------  -------------  ---------------  --------------
TOTAL INVESTMENTS.............................  $    18,949,522  $      89,361  $    18,860,161  $           --
                                                ===============  =============  ===============  ==============

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. The fair value of foreign equity securities typically occurs once a pre-established market trigger is reached, such as the change in value between a foreign markets' close and the NYSE close. When this occurs, a foreign equity security normally priced based on a last sale price from the exchange on which it is principally traded (Level 1) is priced based on a factor provided by an independent pricing service (Level 2). When the pre-established market trigger is reached on a report period end date, as was the case at the prior year-end, December 31, 2012, as well as the current quarter-end, March 31 2013, a majority of the portfolio securities fall into the Level 2 category. The portfolio securities that transferred between Levels 1 and 2 at December 31, 2012 vs. March 31, 2013, were the result of being priced based upon a last sale price at one of those dates vs. being priced based on a factor at the other date. As of March 31, 2013, the Fund transferred common stocks valued at $89,361 from Level 2 to Level 1 of the fair value hierarchy.


COUNTRY ALLOCATION*                                 % OF NET ASSETS
-------------------------------------------------------------------
United Kingdom                                                90.8%
Bermuda                                                        4.8
Spain                                                          2.2
Jersey                                                         1.8
-------------------------------------------------------------------
TOTAL INVESTMENTS                                             99.6
NET OTHER ASSETS AND LIABILITIES                               0.4
                                                            -------
TOTAL                                                        100.0%
                                                            =======

* Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)


   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 100.4%

            AUTO COMPONENTS - 0.9%
      4,652 Cheng Shin Rubber Industry Co., Ltd. (a)..........  $    13,244
                                                                -----------

            AUTOMOBILES - 1.5%
     12,756 Yulon Motor Co., Ltd. (a).........................       22,810
                                                                -----------

            COMMERCIAL BANKS - 7.8%
     20,454 Chinatrust Financial Holding Co., Ltd. (a)........       12,232
     64,761 E.Sun Financial Holding Co., Ltd. (a).............       39,302
     56,352 SinoPac Financial Holdings Co., Ltd. (a)..........       26,901
     91,114 Taishin Financial Holding Co., Ltd. (a)...........       38,096
                                                                -----------
                                                                    116,531
                                                                -----------

            COMMUNICATIONS EQUIPMENT - 1.9%
      3,502 HTC Corp. (a).....................................       28,671
                                                                -----------

            COMPUTERS & PERIPHERALS - 26.7%
      8,591 Advantech Co., Ltd. (a)...........................       37,321
      5,372 ASUSTeK Computer, Inc. (a)........................       64,190
      7,308 Catcher Technology Co., Ltd. (a)..................       32,973
     71,773 Compal Electronics, Inc. (a)......................       50,814
      7,718 Foxconn Technology Co., Ltd. (a)..................       21,395
     36,398 LiteOn Technology Corp. (a).......................       59,207
     46,710 Pegatron Corp. (a) (b)............................       72,052
     58,271 Wistron Corp. (a).................................       63,949
                                                                -----------
                                                                    401,901
                                                                -----------

            CONSTRUCTION MATERIALS - 1.5%
      9,392 Asia Cement Corp. (a).............................       11,394
      9,018 Taiwan Cement Corp. (a)...........................       11,129
                                                                -----------
                                                                     22,523
                                                                -----------

            DIVERSIFIED FINANCIAL SERVICES - 5.8%
     26,336 Chailease Holding Co., Ltd. (a)...................       73,385
      9,994 Fubon Financial Holding Co., Ltd. (a).............       14,343
                                                                -----------
                                                                     87,728
                                                                -----------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 1.5%
      7,424 Chunghwa Telecom Co., Ltd. (a)....................       22,956
                                                                -----------

            ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 13.4%
     26,984 AU Optronics Corp. (a) (b)........................       11,804
     89,946 Chimei Innolux Corp. (a) (b)......................       55,724
     24,752 Foxconn International Holdings Ltd. (a) (b).......        9,287
     11,838 Hon Hai Precision Industry Co., Ltd. (a)..........       32,945
        902 Largan Precision Co., Ltd. (a)....................       23,636
      3,419 TPK Holding Co., Ltd. (a).........................       68,449
                                                                -----------
                                                                    201,845
                                                                -----------

            FOOD PRODUCTS - 3.3%
     26,326 Uni-President Enterprises Corp. (a)...............       50,026
                                                                -----------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            INDUSTRIAL CONGLOMERATES - 1.5%
     21,196 Far Eastern New Century Corp. (a).................  $    21,834
                                                                -----------

            INSURANCE - 5.6%
     22,272 Cathay Financial Holding Co., Ltd. (a)............       30,727
    171,326 Shin Kong Financial Holding Co., Ltd. (a) (b).....       53,906
                                                                -----------
                                                                     84,633
                                                                -----------

            LEISURE EQUIPMENT & PRODUCTS - 3.2%
      8,427 Giant Manufacturing Co., Ltd. (a).................       47,639
                                                                -----------

            MARINE - 3.2%
     80,874 Evergreen Marine Corp Taiwan Ltd. (a) (b).........       48,234
                                                                -----------

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.7%
     41,761 Advanced Semiconductor Engineering, Inc. (a)......       34,180
      8,956 Novatek Microelectronics Corp. (a)................       39,277
     45,263 Siliconware Precision Industries Co. (a)..........       52,416
      7,233 Taiwan Semiconductor Manufacturing Co., Ltd. (a)..       24,225
    149,910 United Microelectronics Corp. (a).................       55,882
                                                                -----------
                                                                    205,980
                                                                -----------

            SPECIALTY RETAIL - 4.1%
      7,528 Hotai Motor Co., Ltd. (a).........................       60,837
                                                                -----------

            TEXTILES, APPAREL & LUXURY GOODS - 4.1%
     57,506 Pou Chen Corp. (a)................................       61,530
                                                                -----------

            WIRELESS TELECOMMUNICATION SERVICES - 0.7%
      4,734 Far EasTone Telecommunications Co., Ltd. (a)......       10,736
                                                                -----------

            TOTAL INVESTMENTS - 100.4% .......................    1,509,658
            (Cost $1,447,968) (c)

            NET OTHER ASSETS AND LIABILITIES - (0.4%) ........       (5,434)
                                                                -----------
            NET ASSETS - 100.0% ..............................  $ 1,504,224
                                                                ===========

-------------------------------------------------

      (a) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

      (b)   Non-income producing security.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $151,720 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $90,030.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        3/31/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     1,509,658  $          --  $     1,509,658  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. The fair value of foreign equity securities typically occurs once a pre-established market trigger is reached, such as the change in value between a foreign markets' close and the NYSE close. When this occurs, a foreign equity security normally priced based on a last sale price from the exchange on which it is principally traded (Level 1) is priced based on a factor provided by an independent pricing service (Level 2). When the pre-established market trigger is reached on a report period end date, as was the case at the prior year-end, December 31, 2012, as well as the current quarter-end, March 31 2013, the portfolio securities fall into the Level 2 category. There were no transfers between levels at March 31, 2013.


COUNTRY ALLOCATION**                                % OF NET ASSETS
-------------------------------------------------------------------
Taiwan                                                        90.3%
Cayman Islands                                                10.1
-------------------------------------------------------------------
TOTAL INVESTMENTS                                            100.4
NET OTHER ASSETS AND LIABILITIES                              (0.4)
                                                            -------
TOTAL                                                        100.0%
                                                            =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 99.4%

            CAPITAL MARKETS - 4.0%
      6,000 Guoco Group Ltd. (a)..............................  $    73,497
                                                                -----------

            DIVERSIFIED FINANCIAL SERVICES - 1.0%
     12,923 First Pacific Co., Ltd. (a).......................       17,518
                                                                -----------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%
     29,000 HKT Trust (a).....................................       29,057
                                                                -----------

            ELECTRICAL EQUIPMENT - 0.9%
     21,000 Johnson Electric Holdings Ltd. (a)................       15,648
                                                                -----------

            GAS UTILITIES - 2.5%
      5,620 ENN Energy Holdings Ltd. (a)......................       30,980
      5,000 Hong Kong & China Gas Co., Ltd. ..................       14,576
                                                                -----------
                                                                     45,556
                                                                -----------

            HOTELS, RESTAURANTS & LEISURE - 16.6%
     18,535 Galaxy Entertainment Group Ltd. (a) (b)...........       77,724
     10,000 Hongkong & Shanghai Hotels (a)....................       16,917
      3,358 Melco Crown Entertainment Ltd., ADR (b)...........       78,376
     15,600 MGM China Holdings Ltd. (a).......................       33,652
      9,600 Sands China Ltd. (a)..............................       49,953
     18,000 SJM Holdings Ltd. (a).............................       45,106
                                                                -----------
                                                                    301,728
                                                                -----------

            HOUSEHOLD DURABLES - 2.1%
     15,501 Techtronic Industries Co. (a).....................       38,054
                                                                -----------

            INDUSTRIAL CONGLOMERATES - 10.4%
     16,687 Hopewell Holdings Ltd. (a)........................       67,848
        800 Jardine Matheson Holdings Ltd. (a)................       52,164
      1,000 Jardine Strategic Holdings Ltd. (a)...............       39,661
     16,821 NWS Holdings Ltd. (a).............................       30,157
                                                                -----------
                                                                    189,830
                                                                -----------

            MARINE - 0.7%
      2,000 Orient Overseas International Ltd. (a)............       13,559
                                                                -----------

            METALS & MINING - 2.4%
     66,289 Fosun International Ltd. (a)......................       44,682
                                                                -----------

            REAL ESTATE INVESTMENT TRUSTS (REITS) - 7.6%
    148,000 Champion Real Estate Investment Trust (a).........       76,930
     11,214 Link REIT (a).....................................       61,307
                                                                -----------
                                                                    138,237
                                                                -----------

            REAL ESTATE MANAGEMENT & DEVELOPMENT - 40.9%
      2,340 Cheung Kong Holdings Ltd. (a).....................       34,665
     21,000 Great Eagle Holdings Ltd. (a).....................       85,691
      4,000 Hang Lung Properties Ltd. (a).....................       15,001
      5,786 Henderson Land Development Co., Ltd. (a)..........       39,651
      8,000 Hongkong Land Holdings Ltd. (a)...................       59,439
     14,597 Hysan Development Co., Ltd. (a)...................       74,180


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            REAL ESTATE MANAGEMENT & DEVELOPMENT - (CONTINUED)
      8,000 Kerry Properties Ltd. (a).........................  $    35,715
     30,000 New World China Land Ltd. (a).....................       12,792
     36,257 New World Development Co., Ltd. (a)...............       61,714
     22,661 Sino Land Co., Ltd. (a)...........................       38,568
      4,226 Sun Hung Kai Properties Ltd. (a)..................       56,919
      3,332 Swire Pacific Ltd. (a)............................       42,608
      8,400 Swire Properties Ltd. (a).........................       29,929
      9,154 Wharf Holdings Ltd. (a)...........................       82,043
     14,251 Wheelock & Co., Ltd. (a)..........................       76,552
                                                                -----------
                                                                    745,467
                                                                -----------

            SPECIALTY RETAIL - 4.3%
      8,800 Chow Tai Fook Jewellery Group Ltd. (a)............       12,004
     68,000 SA SA International Holdings Ltd. (a).............       65,685
                                                                -----------
                                                                     77,689
                                                                -----------

            TEXTILES, APPAREL & LUXURY GOODS - 4.4%
     42,000 Daphne International Holdings Ltd. (a)............       52,941
      8,500 Yue Yuen Industrial Holdings Ltd. (a).............       27,827
                                                                -----------
                                                                     80,768
                                                                -----------

            TOTAL INVESTMENTS - 99.4% ........................    1,811,290
            (Cost $1,719,998) (c)

            NET OTHER ASSETS AND LIABILITIES - 0.6% ..........       10,576
                                                                -----------
            NET ASSETS - 100.0% ..............................  $ 1,821,866
                                                                ===========

-------------------------------------------------

      (a) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

      (b)   Non-income producing security.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $133,357 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $42,065.

      ADR   American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        3/31/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
    Capital Markets...........................  $        73,497  $          --  $        73,497  $           --
    Diversified Financial Services............           17,518             --           17,518              --
    Diversified Telecommunication Services....           29,057             --           29,057              --
    Electrical Equipment......................           15,648             --           15,648              --
    Gas Utilities.............................           45,556             --           45,556              --
    Hotels, Restaurants & Leisure.............          301,728         78,376          223,352              --
    Household Durables........................           38,054             --           38,054              --
    Industrial Conglomerates..................          189,830             --          189,830              --
    Marine....................................           13,559             --           13,559              --
    Metals & Mining...........................           44,682             --           44,682              --
    Real Estate Investment Trusts (REITs).....          138,237             --          138,237              --
    Real Estate Management & Development......          745,467             --          745,467              --
    Specialty Retail..........................           77,689             --           77,689              --
    Textiles, Apparel & Luxury Goods..........           80,768             --           80,768              --
                                                ---------------  -------------  ---------------  --------------
TOTAL INVESTMENTS.............................  $     1,811,290  $      78,376  $     1,732,914  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. The fair value of foreign equity securities typically occurs once a pre-established market trigger is reached, such as the change in value between a foreign markets' close and the NYSE close. When this occurs, a foreign equity security normally priced based on a last sale price from the exchange on which it is principally traded (Level 1) is priced based on a factor provided by an independent pricing service (Level 2). When the pre-established market trigger is reached on a report period end date, as was the case at the prior year-end, December 31, 2012, as well as the current quarter-end, March 31 2013, the portfolio securities fall into the Level 2 category. There were no transfers between levels at March 31, 2013.


COUNTRY ALLOCATION*                                 % OF NET ASSETS
-------------------------------------------------------------------
Hong Kong                                                     56.2%
Bermuda                                                       24.7
Cayman Islands                                                18.5
-------------------------------------------------------------------
TOTAL INVESTMENTS                                             99.4
NET OTHER ASSETS AND LIABILITIES                               0.6
                                                            -------
TOTAL                                                        100.0%
                                                            =======

* Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 99.7%

            BIOTECHNOLOGY - 0.9%
      2,512 Actelion Ltd. (a).................................  $   136,592
                                                                -----------

            CAPITAL MARKETS - 7.7%
     36,865 EFG International AG (a)..........................      445,094
        518 Partners Group Holding AG (a).....................      127,925
     22,992 UBS AG (a)........................................      353,553
      7,756 Vontobel Holding AG (a)...........................      246,884
                                                                -----------
                                                                  1,173,456
                                                                -----------

            CHEMICALS - 9.5%
     44,277 Clariant AG (a)...................................      617,326
      1,523 EMS-Chemie Holding AG (a).........................      458,602
        104 Sika AG (a).......................................      253,053
        298 Syngenta AG (a)...................................      124,701
                                                                -----------
                                                                  1,453,682
                                                                -----------

            COMMERCIAL BANKS - 2.2%
      3,776 Valiant Holding (a)...............................      336,351
                                                                -----------

            COMMERCIAL SERVICES & SUPPLIES - 1.4%
        564 Kaba Holding AG (a)...............................      219,739
                                                                -----------

            COMPUTERS & PERIPHERALS - 2.8%
     63,126 Logitech International S.A. (a)...................      428,525
                                                                -----------

            CONSTRUCTION MATERIALS - 4.3%
      8,174 Holcim Ltd. (a)...................................      652,907
                                                                -----------

            DIVERSIFIED FINANCIAL SERVICES - 3.9%
      8,728 Pargesa Holding S.A. (a)..........................      594,184
                                                                -----------

            FOOD PRODUCTS - 5.3%
      2,334 Aryzta AG (a).....................................      137,947
      1,902 Emmi AG ..........................................      536,960
      1,835 Nestle S.A. (a)...................................      132,807
                                                                -----------
                                                                    807,714
                                                                -----------

            HOTELS, RESTAURANTS & LEISURE - 1.6%
        798 Kuoni Reisen Holding AG (a).......................      252,284
                                                                -----------

            HOUSEHOLD DURABLES - 3.2%
        748 Forbo Holding AG (a)..............................      489,228
                                                                -----------

            INDUSTRIAL CONGLOMERATES - 3.7%
      5,066 Daetwyler Holding AG .............................      560,339
                                                                -----------

            INSURANCE - 13.8%
      1,263 Helvetia Holding AG (a)...........................      509,821
      4,504 Swiss Life Holding AG (a).........................      669,533
      8,298 Swiss Re AG (a)...................................      675,806
        899 Zurich Insurance Group AG (a).....................      250,956
                                                                -----------
                                                                  2,106,116
                                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            LIFE SCIENCES TOOLS & SERVICES - 2.8%
      6,647 Lonza Group AG (a)................................  $   432,165
                                                                -----------

            MACHINERY - 14.3%
      1,823 Bucher Industries AG (a)..........................      422,650
      1,486 Georg Fischer AG (a)..............................      630,813
     42,267 OC Oerlikon Corp. AG (a)..........................      502,227
        829 Schindler Holding AG (a)..........................      121,594
      3,036 Sulzer AG (a).....................................      519,520
                                                                -----------
                                                                  2,196,804
                                                                -----------

            PHARMACEUTICALS - 3.5%
        206 Galenica AG (a)...................................      124,356
      3,807 Novartis AG (a)...................................      271,333
        594 Roche Holding AG (a)..............................      138,475
                                                                -----------
                                                                    534,164
                                                                -----------

            PROFESSIONAL SERVICES - 3.3%
      9,106 Adecco S.A. (a)...................................      499,448
                                                                -----------

            REAL ESTATE MANAGEMENT & DEVELOPMENT - 6.0%
      6,318 PSP Swiss Property AG (a).........................      575,960
      4,297 Swiss Prime Site AG ..............................      347,861
                                                                -----------
                                                                    923,821
                                                                -----------

            SPECIALTY RETAIL - 1.5%
      1,829 Dufry AG (a) (b)..................................      227,832
                                                                -----------

            TEXTILES, APPAREL & LUXURY GOODS - 5.7%
      7,659 Cie Financiere Richemont S.A. (a).................      603,007
        474 Swatch Group AG (a)...............................      276,341
                                                                -----------
                                                                    879,348
                                                                -----------

            TRANSPORTATION INFRASTRUCTURE - 2.3%
        775 Flughafen Zuerich AG (a)..........................      360,859
                                                                -----------

            TOTAL INVESTMENTS - 99.7% ........................   15,265,558
            (Cost $14,790,833) (c)

            NET OTHER ASSETS AND LIABILITIES - 0.3% ..........       38,554
                                                                -----------
            NET ASSETS - 100.0% ..............................  $15,304,112
                                                                ===========

-------------------------------------------------

      (a) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

      (b)   Non-income producing security.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $673,572 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $198,847.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        3/31/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
    Biotechnology.............................  $       136,592  $          --  $       136,592  $           --
    Capital Markets...........................        1,173,456             --        1,173,456              --
    Chemicals.................................        1,453,682             --        1,453,682              --
    Commercial Banks..........................          336,351             --          336,351              --
    Commercial Services & Supplies............          219,739             --          219,739              --
    Computers & Peripherals...................          428,525             --          428,525              --
    Construction Materials....................          652,907             --          652,907              --
    Diversified Financial Services............          594,184             --          594,184              --
    Food Products.............................          807,714        536,960          270,754              --
    Hotels, Restaurants & Leisure.............          252,284             --          252,284              --
    Household Durables........................          489,228             --          489,228              --
    Industrial Conglomerates..................          560,339        560,339               --              --
    Insurance.................................        2,106,116             --        2,106,116              --
    Life Sciences Tools & Services............          432,165             --          432,165              --
    Machinery.................................        2,196,804             --        2,196,804              --
    Pharmaceuticals...........................          534,164             --          534,164              --
    Professional Services.....................          499,448             --          499,448              --
    Real Estate Management & Development......          923,821        347,861          575,960              --
    Specialty Retail..........................          227,832             --          227,832              --
    Textiles, Apparel & Luxury Goods..........          879,348             --          879,348              --
    Transportation Infrastructure.............          360,859             --          360,859              --
                                                ---------------  -------------  ---------------  --------------
TOTAL INVESTMENTS.............................  $    15,265,558  $   1,445,160  $    13,820,398  $           --
                                                ===============  =============  ===============  ==============


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. The fair value of foreign equity securities typically occurs once a pre-established market trigger is reached, such as the change in value between a foreign markets' close and the NYSE close. When this occurs, a foreign equity security normally priced based on a last sale price from the exchange on which it is principally traded (Level 1) is priced based on a factor provided by an independent pricing service (Level 2). When the pre-established market trigger is reached on a report period end date, as was the case at the prior year-end, December 31, 2012, as well as the current quarter-end, March 31 2013, a majority of the portfolio securities fall into the Level 2 category. There were no transfers between levels at March 31, 2013.


COUNTRY ALLOCATION*                                 % OF NET ASSETS
-------------------------------------------------------------------
Switzerland                                                   99.7%
-------------------------------------------------------------------
TOTAL INVESTMENTS                                             99.7
NET OTHER ASSETS AND LIABILITIES                               0.3
                                                            -------
TOTAL                                                        100.0%
                                                            =======

* Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - 99.5%

            AUSTRALIA - 6.5%
      2,020 Ainsworth Game Technology Ltd. (b)................  $     7,564
      3,622 Amcom Telecommunications Ltd. (b).................        6,800
      8,374 Arrium Ltd. (b)...................................        7,659
      2,360 Ausdrill Ltd. (b).................................        7,168
      3,766 Automotive Holdings Group Ltd. (b)................       16,360
      3,608 Beach Energy Ltd. (b).............................        5,332
      6,936 Boart Longyear Ltd. (b)...........................        9,324
      1,212 Breville Group Ltd. ..............................        7,445
        590 carsales.com Ltd. (b).............................        5,792
        792 Charter Hall Group (b)............................        3,166
      2,926 CSR Ltd. (b)......................................        6,296
        636 Downer EDI Ltd. (b)...............................        3,306
      3,238 Drillsearch Energy Ltd. (b) (c)...................        4,213
        692 DuluxGroup Ltd. (b)...............................        3,216
     15,628 Emeco Holdings Ltd. (b)...........................       10,224
     43,047 Grange Resources Ltd. (b).........................        9,744
      2,480 iiNET Ltd. (b)....................................       13,461
        596 Mineral Resources Ltd. (b)........................        6,616
     15,210 Mount Gibson Iron Ltd. (b)........................        8,293
      1,308 Myer Holdings Ltd. (b)............................        4,031
      1,114 NRW Holdings Ltd. (b).............................        1,930
        750 Nufarm Ltd. (b)...................................        3,090
        370 Reject Shop (The) Ltd. (b)........................        6,461
      4,020 Sedgman Ltd. (b)..................................        3,742
     10,052 Seven West Media Ltd. (b).........................       21,144
        720 Sirtex Medical Ltd. (b)...........................        8,318
      4,518 Southern Cross Media Group Ltd. (b)...............        7,376
      4,226 St. Barbara Ltd. (b) (c)..........................        5,302
      1,248 Thorn Group Ltd. (b)..............................        2,678
      2,056 TPG Telecom Ltd. (b)..............................        6,768
        460 Troy Resources Ltd. (b)...........................        1,041
                                                                -----------
                                                                    213,860
                                                                -----------

            AUSTRIA - 0.8%
        174 AMAG Austria Metall AG ...........................        5,353
         96 AMS AG (b)........................................       10,840
        178 RHI AG (b)........................................        5,775
         46 Schoeller-Bleckmann Oilfield Equipment AG (b).....        4,608
                                                                -----------
                                                                     26,576
                                                                -----------

            BELGIUM - 1.1%
         36 Barco NV (b)......................................        3,155
      1,180 Econocom Group ...................................        9,529
        114 Galapagos NV (b) (c)..............................        2,793
         24 Kinepolis Group NV (b)............................        3,014
        248 NV Bekaert S.A. (b)...............................        6,879
        238 ThromboGenics NV (c)..............................       11,468
                                                                -----------
                                                                     36,838
                                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            BERMUDA - 1.8%
      8,000 Biosensors International Group Ltd. (b) (c).......  $     8,443
    280,001 CSI Properties Ltd. (b)...........................       13,009
     47,811 Emperor International Holdings (b)................       13,033
      6,674 Golden Ocean Group Ltd. (b) (c)...................        6,462
     24,999 K Wah International Holdings Ltd. (b).............       14,081
      4,400 Man Wah Holdings Ltd. (b).........................        4,214
                                                                -----------
                                                                     59,242
                                                                -----------

            CANADA - 8.0%
        688 Argonaut Gold, Inc. (c)...........................        5,581
        144 Artis Real Estate Investment Trust ...............        2,282
        732 AutoCanada, Inc. .................................       13,849
        296 Calfrac Well Services Ltd. .......................        7,952
      1,406 CanElson Drilling, Inc. ..........................        6,726
        272 Canexus Corp. ....................................        2,386
        332 Celestica, Inc. (c)...............................        2,680
        238 Cervus Equipment Corp. ...........................        4,803
        142 Chemtrade Logistics Income Fund ..................        2,484
         64 Cogeco Cable, Inc. ...............................        2,874
      1,662 DeeThree Exploration Ltd. (c).....................       10,782
        274 Dorel Industries, Inc., Class B ..................       11,045
        376 Enerflex Ltd. ....................................        5,152
      3,844 Essential Energy Services Ltd. ...................        8,400
        706 Heroux-Devtek, Inc. ..............................        5,595
         86 HNZ Group, Inc. ..................................        1,768
      1,172 Horizon North Logistics, Inc. ....................        6,588
      4,790 Ithaca Energy, Inc. (c)...........................        8,157
        110 Linamar Corp. ....................................        2,623
         74 Mainstreet Equity Corp. (c).......................        2,289
        234 Major Drilling Group International ...............        2,085
        568 MFC Industrial Ltd. ..............................        5,146
        392 Morguard Real Estate Investment Trust ............        6,876
      1,520 Nevsun Resources Ltd. ............................        5,865
        538 Norbord, Inc. (c).................................       18,314
      1,934 Parex Resources, Inc. (c).........................        8,815
        704 Parkland Fuel Corp. ..............................       11,851
      1,880 Petrobank Energy & Resources Ltd. (c).............        1,295
      1,466 Petrominerales Ltd. ..............................        8,918
        366 Premier Gold Mines Ltd. (c).......................        1,081
      2,272 Primero Mining Corp. (c)..........................       15,164
         86 Russel Metals, Inc. ..............................        2,443
        296 Savanna Energy Services Corp. ....................        1,996
      1,152 Secure Energy Services, Inc. (c)..................       13,858
      1,406 Sherritt International Corp. .....................        6,976
         70 Stantec, Inc. ....................................        3,088
        514 Superior Plus Corp. ..............................        6,021
        148 Total Energy Services, Inc. ......................        2,069
        268 TransForce, Inc. .................................        5,778
        366 Trican Well Service Ltd. .........................        5,368


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            CANADA - (CONTINUED)
      1,022 Trinidad Drilling Ltd. ...........................  $     7,405
      1,638 Twin Butte Energy Ltd. ...........................        3,967
        584 Western Energy Services Corp. ....................        4,294
                                                                -----------
                                                                    262,689
                                                                -----------

            CAYMAN ISLANDS - 1.4%
     37,999 Dorsett Hospitality International Ltd. (b)........       10,892
        645 Kolao Holdings (b)................................       15,904
      8,708 Polarcus Ltd. (b) (c).............................        9,713
     29,999 SUNeVision Holdings Ltd. (b)......................        7,587
                                                                -----------
                                                                     44,096
                                                                -----------

            CYPRUS - 0.2%
      5,626 Songa Offshore SE (b) (c).........................        5,543
                                                                -----------

            DENMARK - 0.3%
      2,806 Alm Brand A/S (b) (c).............................        9,781
                                                                -----------

            FINLAND - 0.5%
        456 Cramo OYJ (b).....................................        5,667
        150 Huhtamaki OYJ (b).................................        2,951
        246 Konecranes OYJ (b)................................        8,142
                                                                -----------
                                                                     16,760
                                                                -----------

            FRANCE - 1.2%
        166 Akka Technologies S.A. (b)........................        4,599
        362 Altran Technologies S.A. (b) (c)..................        2,515
        748 Derichebourg S.A. (b) (c).........................        2,964
        348 Euro Disney SCA (b) (c)...........................        2,121
        144 Faurecia (b) (c)..................................        2,292
        510 Groupe Steria SCA (b).............................        6,898
         82 Mersen (b)........................................        1,904
         82 Rubis SCA (b).....................................        4,997
        892 UBISOFT Entertainment (b) (c).....................        9,653
                                                                -----------
                                                                     37,943
                                                                -----------

            GERMANY - 2.7%
        372 ADVA Optical Networking SE (b) (c)................        1,724
      1,854 Balda AG (b)......................................       10,932
         60 BayWa AG (b)......................................        2,833
      1,054 Deutz AG (b) (c)..................................        5,554
        142 Duerr AG (b)......................................       15,510
         72 Jungheinrich AG (b)...............................        3,028
        412 KUKA AG (b) (c)...................................       18,016
        128 Leoni AG (b)......................................        4,975
        176 NORMA Group AG (b)................................        5,552
         52 Rheinmetall AG (b)................................        2,412
        204 SMA Solar Technology AG (b).......................        4,881
        224 TAG Immobilien AG ................................        2,564


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            GERMANY - (CONTINUED)
        446 Tom Tailor Holding AG (b).........................  $    10,048
                                                                -----------
                                                                     88,029
                                                                -----------

            GIBRALTAR - 0.6%
      7,986 888 Holdings PLC (b)..............................       20,429
                                                                -----------

            GREECE - 2.3%
      4,444 Alpha Bank AE (b) (c).............................        4,038
      5,308 Ellaktor S.A. (b) (c).............................       10,526
      5,220 Eurobank Ergasias S.A. (b) (c)....................        1,635
      1,902 Hellenic Telecommunications Or (b) (c)............       11,496
      6,986 Intralot SA-Integrated Lottery Systems &
               Services (b)...................................       16,369
        306 Motor Oil Hellas Corinth Refineries S.A. (b)......        2,969
      1,796 Mytilineos Holdings S.A. (b) (c)..................        9,478
      1,844 OPAP S.A. (b).....................................       14,525
        508 Public Power Corp. S.A. (b) (c)...................        3,618
                                                                -----------
                                                                     74,654
                                                                -----------

            HONG KONG - 2.4%
        680 China Ocean Resources Co., Ltd. (c)...............        2,295
      4,402 Kowloon Development Co., Ltd. (b).................        5,921
    514,000 Lai Sun Development (b) (c).......................       16,475
     41,999 Prosperity REIT (b)...............................       14,511
     24,000 Shun Tak Holdings Ltd. (b)........................       12,924
     29,999 Sunlight Real Estate Investment Trust (b).........       13,148
     24,526 Yuexiu Real Estate Investment Trust (b)...........       13,926
                                                                -----------
                                                                     79,200
                                                                -----------

            IRELAND - 0.2%
        544 Grafton Group PLC (b).............................        3,571
        232 Kingspan Group PLC (b)............................        2,822
                                                                -----------
                                                                      6,393
                                                                -----------

            ISRAEL - 0.4%
        282 Babylon Ltd. (b)..................................        1,422
         14 Delek Group Ltd. (b)..............................        3,945
        218 Gazit-Globe Ltd. (b)..............................        2,975
      1,990 Israel Discount Bank Ltd. (b) (c).................        3,416
                                                                -----------
                                                                     11,758
                                                                -----------

            ITALY - 1.7%
      3,712 Arnoldo Mondadori Editore S.p.A. (b) (c)..........        4,453
        786 ASTM S.p.A. (b)...................................        9,196
      8,200 Cam Finanziaria S.p.A. (b) (c)....................        8,083
      1,022 Credito Emiliano S.p.A. (b).......................        5,246
      9,136 Gruppo Editoriale L'Espresso S.p.A. (b)...........        8,375
      2,940 Hera S.p.A. (b)...................................        5,186
     10,896 Milano Assicurazioni S.p.A. (b) (c)...............        5,792
      4,160 RCS MediaGroup S.p.A. (c).........................        5,063


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            ITALY - (CONTINUED)
      3,742 Saras S.p.A (b) (c)...............................  $     4,565
                                                                -----------
                                                                     55,959
                                                                -----------

            JAPAN - 36.6%
         18 Accordia Golf Co., Ltd. ..........................       17,496
      1,200 Ai Holdings Corp. (b).............................       11,078
      2,000 Aichi Steel Corp. (b).............................        8,098
        200 Ain Pharmaciez, Inc. (b)..........................       10,807
        600 Aisan Industry Co., Ltd. (b)......................        5,790
        800 Alpine Electronics, Inc. (b)......................        7,699
        800 Arc Land Sakamoto Co., Ltd. (b)...................       14,112
        400 Arcs Co., Ltd. (b)................................        8,973
        800 Arnest One Corp. (b)..............................       15,876
        600 Avex Group Holdings, Inc. (b).....................       16,228
      4,000 Calsonic Kansei Corp. (b).........................       17,733
        200 Cawachi Ltd. (b)..................................        4,273
      2,000 Central Glass Co., Ltd. (b).......................        6,966
        200 Chiyoda Co., Ltd. (b).............................        5,204
      1,000 Chori Co., Ltd. (b)...............................       11,604
      1,600 CKD Corp. (b).....................................       10,364
        200 Cosmos Pharmaceutical Corp. (b)...................       25,988
      2,000 Daido Metal Co., Ltd. (b).........................       16,353
        400 Daikoku Denki Co., Ltd. (b).......................       10,883
      2,000 Daikyo, Inc. (b)..................................        7,041
      1,000 DCM Holdings Co., Ltd. (b)........................        8,362
        200 Endo Lighting Corp. (b)...........................        6,025
        200 Enplas Corp. (b)..................................        9,232
        400 Exedy Corp. (b)...................................        9,377
        600 FCC Co., Ltd. (b).................................       14,569
        800 Fields Corp. (b)..................................       13,873
      1,600 Fuji Machine Manufacturing Co., Ltd. (b)..........       13,951
      2,000 Fujibo Holdings, Inc. (b).........................        5,987
        600 G-Tekt Corp. (b)..................................       16,172
          8 Geo Holdings Corp. (b)............................       10,175
      1,800 GMO internet, Inc. (b)............................       17,135
      4,000 Godo Steel Ltd. (b)...............................        7,229
        200 HAJIME CONSTRUCTION Co., Ltd. (b).................       11,689
        400 Heiwa Corp. (b)...................................        7,970
        600 Heiwa Real Estate Co., Ltd. (b)...................       11,941
      2,000 Hokuetsu Kishu Paper Co., Ltd. (b)................        9,592
         22 Ichigo Real Estate Investment Corp. (b)...........       16,051
      1,400 Inabata & Co., Ltd. (b)...........................       10,439
     10,000 Ishihara Sangyo Kaisha Ltd. (b) (c)...............        8,662
      2,000 Itoki Corp. (b)...................................       13,845
        400 Izumi Co., Ltd. (b)...............................        9,742
      1,000 J Trust Co., Ltd. (b).............................       31,812
      4,200 Japan Bridge Corp. (b) (c)........................        7,177
        400 K's Holdings Corp. (b)............................       12,829
      2,000 Kamei Corp. (b)...................................       22,351


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            JAPAN - (CONTINUED)
        400 Keihin Corp. (b)..................................  $     5,540
      1,000 Kohnan Shoji Co., Ltd. (b)........................       12,885
      1,200 Konaka Co., Ltd. (b)..............................       13,709
      2,000 Kumiai Chemical Industry Co., Ltd. (b)............       12,058
      2,000 Kurimoto Ltd. (b).................................        6,581
        200 Kusuri No Aoki Co., Ltd. (b)......................       15,644
      2,000 KYB Co., Ltd. (b).................................        9,992
        200 Mars Engineering Corp. (b)........................        4,260
        400 Misawa Homes Co., Ltd. (b)........................        6,279
      6,000 Mitsubishi Paper Mills Ltd. (b) (c)...............        5,953
      6,000 Mitsubishi Steel Manufacturing Co., Ltd. (b)......       12,851
      8,000 Mitsui Engineering & Shipbuilding Co., Ltd. (b)...       14,562
      1,000 Mitsui High-Tec, Inc. (b).........................        7,571
        400 MonotaRO Co., Ltd. (b)............................       19,567
      1,200 Mori Seiki Co., Ltd. (b)..........................       14,691
        800 Moshi Moshi Hotline, Inc. (b).....................       11,415
      4,000 Nippon Denko Co., Ltd. (b)........................       13,275
      2,000 Nippon Soda Co., Ltd. (b).........................        9,447
      2,000 Nissan Tokyo Sales Holdings Co., Ltd. (b).........        6,996
        400 Nitta Corp. (b)...................................        7,622
        200 Okinawa Electric Power (The) Co., Inc. (b)........        6,888
        400 Pal Co., Ltd. (b).................................       11,203
      2,000 Press Kogyo Co., Ltd. (b).........................       10,392
      4,000 Rhythm Watch Co., Ltd. (b)........................        7,041
      4,000 Riken Corp. (b)...................................       16,842
      4,000 Ryobi Ltd. (b)....................................        9,953
      2,000 Sanyo Chemical Industries Ltd. (b)................       10,990
      4,000 Sanyo Special Steel Co., Ltd. (b).................       14,288
      2,000 Seino Holdings Co., Ltd. (b)......................       17,367
      2,000 Shinmaywa Industries Ltd. (b).....................       15,874
        200 Ship Healthcare Holdings, Inc. (b)................        7,077
      2,000 Skymark Airlines, Inc. (b) (c)....................        7,859
        200 Sosei Group Corp. (b) (c).........................        6,818
        600 Tachi-S Co., Ltd. (b).............................       10,677
         10 Tact Home Co., Ltd. (b)...........................       15,871
      1,000 Taiho Kogyo Co., Ltd. (b).........................       13,080
      1,200 Takara Leben Co., Ltd. (b)........................       18,964
      4,000 Toagosei Co., Ltd. (b)............................       17,529
        200 Toho Holdings Co., Ltd. (b).......................        4,604
      4,000 Tokai Carbon Co., Ltd. (b)........................       13,820
        600 Tokai Rika Co., Ltd. (b)..........................       11,218
      1,000 Tokai Rubber Industries Ltd. (b)..................       11,516
      4,000 Tokuyama Corp. (b)................................       11,270
        800 Tokyo Derica Co., Ltd. (b)........................       10,562
        600 Tokyo Seimitsu Co., Ltd. (b)......................       12,586
      4,000 Topy Industries Ltd. (b)..........................        9,328
        600 Toridoll Corp. (b)................................        6,151
      2,000 Toshiba Machine Co., Ltd. (b).....................        9,879
        200 Toyo Tanso Co., Ltd. (b)..........................        4,920


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            JAPAN - (CONTINUED)
      2,000 Toyo Tire & Rubber Co., Ltd. (b)..................  $     8,985
        600 TPR Co., Ltd. (b).................................        9,315
      1,200 Tsukui Corp. (b)..................................       17,099
        200 Tsuruha Holdings, Inc. (b)........................       19,536
        600 Unipres Corp. (b).................................       13,488
        600 Universal Entertainment Corp. (b).................       11,935
      1,200 UNY Group Holdings Co., Ltd. (b)..................        9,346
        800 Yellow Hat Ltd. (b)...............................       12,616
        800 Yorozu Corp. (b)..................................       14,223
        400 Zenrin Co., Ltd. (b)..............................        5,579
                                                                -----------
                                                                  1,196,340
                                                                -----------

            JERSEY - 0.1%
        612 Cape PLC .........................................        2,915
                                                                -----------

            MARSHALL ISLANDS - 1.2%
        782 Aegean Marine Petroleum Network, Inc. ............        5,247
      1,836 Diana Shipping, Inc. (c)..........................       19,572
      1,978 Navios Maritime Holdings, Inc. ...................        9,039
      1,228 Safe Bulkers, Inc. ...............................        6,091
                                                                -----------
                                                                     39,949
                                                                -----------

            NETHERLANDS - 0.7%
         54 Brunel International NV (b).......................        2,285
        314 InterXion Holding NV (c)..........................        7,605
        206 Koninklijke Ten Cate NV (b).......................        4,839
      3,404 PostNL NV (b) (c).................................        6,819
      1,590 SNS REAAL NV (b) (c)..............................            0
                                                                -----------
                                                                     21,548
                                                                -----------

            NEW ZEALAND - 0.1%
        698 Ryman Healthcare Ltd. (b).........................        2,945
                                                                -----------

            NORWAY - 0.7%
     11,710 Dolphin Group AS (b) (c)..........................       13,545
        126 Norwegian Air Shuttle AS (b) (c)..................        4,588
        688 Wilh Wilhelmsen ASA ..............................        6,037
                                                                -----------
                                                                     24,170
                                                                -----------

            PORTUGAL - 0.3%
      4,854 Banco BPI SA (b) (c)..............................        6,139
      3,560 Sonae (b).........................................        3,198
                                                                -----------
                                                                      9,337
                                                                -----------

            SINGAPORE - 3.1%
      4,000 Ascott Residence Trust (b)........................        4,457
      4,000 Ezra Holdings Ltd. (b) (c)........................        3,739
      2,000 Far East Orchard Ltd. (b).........................        3,493
     32,000 Fragrance Group Ltd. (b)..........................        6,594
     12,000 Hi-P International Ltd. (b).......................        6,897
      8,000 Ho Bee Investment Ltd. (b)........................       12,474
      2,000 Hotel Properties Ltd. (b).........................        5,321


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            SINGAPORE - (CONTINUED)
     14,000 Metro Holdings Ltd. (b)...........................  $    10,346
     10,000 Tat Hong Holdings Ltd. (b)........................       12,320
      6,000 United Engineers Ltd. (b).........................       15,417
      6,000 Wing Tai Holdings Ltd. (b)........................        9,227
     18,000 Yoma Strategic Holdings Ltd. (b)..................       11,075
                                                                -----------
                                                                    101,360
                                                                -----------

            SOUTH KOREA - 18.8%
        160 Able C&C Co., Ltd. (b)............................       12,529
        308 AtlasBX Co., Ltd. (b).............................       10,500
         76 Binggrae Co., Ltd. (b) ...........................        8,996
        160 Capro Corp. (b)...................................        1,647
        380 Chong Kun Dang Pharm Corp. (b)....................       17,974
        160 Com2uSCorp. (b) (c)...............................        7,387
        320 Cosmax, Inc. (b)..................................       13,878
        128 CTC BIO, Inc. (b) (c).............................        3,753
        500 Daeduck Electronics Co. (b).......................        5,057
        380 Daeduck GDS Co., Ltd. (b).........................        6,241
        560 Daesang Corp. (b).................................       18,487
        600 Daishin Securities Co., Ltd. (b)..................        5,254
        600 Daou Technology, Inc. (b).........................        9,541
         13 Dong-A Socio Holdings Co., Ltd. (b)...............        1,449
         26 Dongwon Industries Co., Ltd. (b)..................        6,878
      1,040 Doosan Engine Co., Ltd. (b) (c)...................        8,517
         50 Gamevil, Inc. (b) (c).............................        4,489
        134 Genic Co., Ltd. (b) (c)...........................        4,441
        160 Global & Yuasa Battery Co., Ltd. (b)..............        7,064
        940 GS Global Corp. (b)...............................        9,939
        120 GS Home Shopping, Inc. (b)........................       21,107
        528 Haansoft, Inc. (b)................................        8,921
        130 Hana Tour Service, Inc. (b).......................        8,124
        200 Handsome Co., Ltd. (b)............................        5,227
        410 Hanil E-Wha Co., Ltd. (b).........................        3,925
        148 Hanmi Pharm Co., Ltd. (b) (c).....................       21,388
        900 Hansae Co., Ltd. (b)..............................       12,667
      1,040 Hanwha General Insurance Co., Ltd. (b) (c)........        5,381
        220 Huvis Corp. (b)...................................        2,458
        280 Hyundai Greenfood Co., Ltd. (b)...................        4,276
      2,400 Hyundai Hy Communications & Networks Co.,
               Ltd. (b).......................................       12,930
        720 Iljin Display Co., Ltd. (b).......................       14,593
        460 iMarketKorea, Inc. (b)............................       10,442
         80 Interflex Co., Ltd. (b) (c).......................        2,899
      1,556 Interpark Corp. (b)...............................       11,169
        200 IS Dongseo Co., Ltd. (b) (c)......................        2,095
        172 Kolon Industries, Inc. (b)........................        8,361
        112 Kolon Life Science, Inc. (b)......................        8,892
        660 Korea Circuit Co., Ltd. (b) (c)...................       12,670
        192 Korea District Heating Corp. (b)..................       16,704


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            SOUTH KOREA - (CONTINUED)
        900 Korea Kolmar Holdings Co., Ltd. (b)...............  $    13,655
         41 Korea Petrochemical Ind. Co., Ltd. (b) (c)........        1,690
         66 LG Hausys Ltd. (b)................................        5,032
        120 LG Life Sciences Ltd. (b) (c).....................        6,121
        300 LIG Insurance Co., Ltd. (b).......................        6,406
         18 Lotte Samkang Co., Ltd. (b).......................       13,209
      1,070 Lumens Co., Ltd. (b) (c)..........................        9,050
        266 Maeil Dairy Industry Co., Ltd. (b)................        9,626
        136 Medy-Tox, Inc. (b)................................       13,988
         36 MegaStudy Co., Ltd. (b)...........................        2,311
         10 NongShim Co., Ltd. (b)............................        2,770
        180 OCI Materials Co., Ltd. (b).......................        5,918
        480 Osstem Implant Co., Ltd. (b) (c)..................       14,438
         54 Ottogi Corp. (b)..................................       14,650
        776 Partron Co., Ltd. (b).............................       17,943
        300 Poongsan Corp. (b)................................        7,393
        346 Posco M-Tech Co., Ltd. (b)........................        3,256
        152 Pyeong Hwa Automotive Co., Ltd. (b)...............        2,279
        420 S&T Dynamics Co., Ltd. (b)........................        4,899
         80 Samsung Fine Chemicals Co., Ltd. (b)..............        3,994
        200 Samyang Holdings Corp. (b)........................       12,492
        140 Seah Besteel Corp. (b)............................        4,167
        116 SeAH Steel Corp. (b)..............................       10,405
        720 Sejong Industrial Co., Ltd. (b)...................        8,545
         38 Sindoh Co., Ltd. .................................        2,271
        152 SK Gas Co., Ltd. (b)..............................       11,423
        160 SL Corp. (b)......................................        2,092
         88 SM Entertainment Co. (b) (c)......................        3,736
         62 Soulbrain Co., Ltd. (b)...........................        2,444
        580 Sung Jin Geotec Co., Ltd. (b) (c).................        5,658
        300 Sung Kwang Bend Co., Ltd. (b).....................        6,177
         14 Taekwang Industrial Co., Ltd. (b).................       13,083
         90 TK Corp. (b) (c)..................................        1,974
          2 Young Poong Corp. (b).............................        2,158
        300 Youngone Corp. (b)................................       11,472
                                                                -----------
                                                                    614,975
                                                                -----------

            SPAIN - 0.2%
        182 Fomento de Construcciones y Contratas S.A. (b)....        1,739
      1,128 Gamesa Corp Tecnologica S.A. (b)..................        3,465
        215 Pescanova S.A. ...................................        1,629
                                                                -----------
                                                                      6,833
                                                                -----------

            SWEDEN - 0.5%
        126 AarhusKarlshamn AB (b)............................        6,378
        184 Hexpol AB (b).....................................       10,578
                                                                -----------
                                                                     16,956
                                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

  SHARES/
   UNITS                        DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            SWITZERLAND - 0.7%
        294 Implenia AG (b)...................................  $    16,066
        210 Kudelski S.A. (b).................................        2,770
      1,170 Schmolz + Bickenbach AG (b) (c)...................        2,888
                                                                -----------
                                                                     21,724
                                                                -----------

            UNITED KINGDOM - 4.2%
        160 Bellway PLC (b)...................................        3,161
      4,072 Cable & Wireless Communications PLC (b)...........        2,598
      4,494 Carphone Warehouse Group PLC .....................       13,759
      1,848 CSR PLC (b).......................................       13,564
      7,428 Dixons Retail PLC (b) (c).........................        3,819
      1,280 EnQuest PLC (b) (c)...............................        2,796
        806 Galliford Try PLC (b).............................       11,260
      1,190 Hill & Smith Holdings PLC ........................        8,064
      4,948 Home Retail Group PLC (b).........................       11,713
        700 Homeserve PLC (b).................................        2,132
        806 Interserve PLC (b)................................        6,123
        612 JD Wetherspoon PLC (b)............................        5,004
        980 Lavendon Group PLC (b)............................        2,672
      5,916 Lookers PLC (b)...................................        8,902
        452 Micro Focus International PLC (b).................        4,719
      1,836 Northgate PLC (b).................................        8,731
      2,768 Pace PLC .........................................       10,237
      1,078 Petropavlovsk PLC (b).............................        3,664
      1,034 RPC Group PLC ....................................        6,245
        590 RPS Group PLC (b).................................        2,398
        554 SVG Capital PLC (b) (c)...........................        3,386
        228 WH Smith PLC (b)..................................        2,587
                                                                -----------
                                                                    137,534
                                                                -----------

            VIRGIN ISLANDS (BRITISH) - 0.2%
        444 Nam Tai Electronics, Inc. ........................        6,038
                                                                -----------
            TOTAL COMMON STOCKS ..............................    3,252,374
            (Cost $3,056,814)                                   -----------

RIGHTS - 0.0%

            SOUTH KOREA - 0.0%
          6 CTC BIO, Inc. (c).................................           70
                                                                -----------
            TOTAL RIGHTS .....................................           70
            (Cost $0)                                           -----------

            TOTAL INVESTMENTS - 99.5% ........................    3,252,444
            (Cost $3,056,814) (d)

            NET OTHER ASSETS AND LIABILITIES - 0.5% ..........       15,796
                                                                -----------
            NET ASSETS - 100.0% ..............................  $ 3,268,240
                                                                ===========



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

      (c)   Non-income producing security.

      (d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $306,604 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $110,974.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        9/30/2012        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
    Australia.................................  $       213,860  $       7,445  $       206,415  $           --
    Austria...................................           26,576          5,353           21,223              --
    Belgium...................................           36,838         20,997           15,841              --
    Bermuda...................................           59,242             --           59,242              --
    Canada....................................          262,689        262,689               --              --
    Cayman Islands............................           44,096             --           44,096              --
    Cyprus....................................            5,543             --            5,543              --
    Denmark...................................            9,781             --            9,781              --
    Finland...................................           16,760             --           16,760              --
    France....................................           37,943             --           37,943              --
    Germany...................................           88,029          2,564           85,465              --
    Gibraltar.................................           20,429             --           20,429              --
    Greece....................................           74,654             --           74,654              --
    Hong Kong.................................           79,200          2,295           76,905              --
    Ireland...................................            6,393             --            6,393              --
    Israel....................................           11,758             --           11,758              --
    Italy.....................................           55,959          5,063           50,896              --
    Japan.....................................        1,196,340         17,496        1,178,844              --
    Jersey....................................            2,915          2,915               --              --
    Marshall Islands..........................           39,949         39,949               --              --
    Netherlands...............................           21,548          7,605           13,943              --
    New Zealand...............................            2,945             --            2,945              --
    Norway....................................           24,170          6,037           18,133              --
    Portugal..................................            9,337             --            9,337              --
    Singapore.................................          101,360             --          101,360              --
    South Korea...............................          614,975          2,271          612,704              --
    Spain.....................................            6,833          1,629            5,204              --
    Sweden....................................           16,956             --           16,956              --
    Switzerland...............................           21,724             --           21,724              --
    United Kingdom............................          137,534         38,305           99,229              --
    Virgin Islands (British)..................            6,038          6,038               --              --
                                                ---------------  -------------  ---------------  --------------
       Total Common Stocks....................        3,252,374        428,651        2,823,723              --
Rights........................................               70             70               --              --
                                                ---------------  -------------  ---------------  --------------
TOTAL INVESTMENTS.............................  $     3,252,444  $     428,721  $     2,823,723  $           --
                                                ===============  =============  ===============  ==============



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. The fair value of foreign equity securities typically occurs once a pre-established market trigger is reached, such as the change in value between a foreign markets' close and the NYSE close. When this occurs, a foreign equity security normally priced based on a last sale price from the exchange on which it is principally traded (Level 1) is priced based on a factor provided by an independent pricing service (Level 2). When the pre-established market trigger is reached on a report period end date, as was the case at the prior year-end, December 31, 2012, as well as the current quarter-end, March 31 2013, a majority of the portfolio securities fall into the Level 2 category. The portfolio securities that transferred between Levels 1 and 2 at December 31, 2012 vs. March 31, 2013, were the result of being priced based upon a last sale price at one of those dates vs. being priced based on a factor at the other date. As of March 31, 2013, the Fund transferred common stocks valued at $15,938 from Level 1 to Level 2 and $35,137 from Level 2 to Level 1 of the fair value hierarchy.

        INDUSTRY                                                % OF NET ASSETS
        ------------------------------------------------------------------------
        Auto Components                                                7.9%
        Specialty Retail                                               6.3
        Metals & Mining                                                6.2
        Machinery                                                      5.2
        Chemicals                                                      4.5
        Real Estate Management & Development                           4.3
        Trading Companies & Distributors                               3.7
        Hotels, Restaurants & Leisure                                  3.5
        Construction & Engineering                                     3.1
        Energy Equipment & Services                                    3.1
        Food Products                                                  3.0
        Oil, Gas & Consumable Fuels                                    3.0
        Food & Staples Retailing                                       2.9
        Media                                                          2.8
        Electronic Equipment, Instruments & Components                 2.7
        Household Durables                                             2.3
        Real Estate Investment Trusts (REITs)                          2.3
        Semiconductors & Semiconductor Equipment                       2.2
        Pharmaceuticals                                                1.7
        Commercial Services & Supplies                                 1.6
        Leisure Equipment & Products                                   1.5
        Biotechnology                                                  1.4
        Marine                                                         1.4
        Textiles, Apparel & Luxury Goods                               1.4
        Personal Products                                              1.4
        Internet & Catalog Retail                                      1.3
        Diversified Telecommunication Services                         1.3
        Internet Software & Services                                   1.2
        Software                                                       1.1
        Multiline Retail                                               1.1
        Paper & Forest Products                                        1.0
        Health Care Equipment & Supplies                               1.0


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

        INDUSTRY - (CONTINUED)                                  % OF NET ASSETS
        ------------------------------------------------------------------------
        Road & Rail                                                    1.0
        Consumer Finance                                               1.0
        Health Care Providers & Services                               1.0
        Gas Utilities                                                  0.8
        Insurance                                                      0.8
        IT Services                                                    0.8
        Industrial Conglomerates                                       0.8
        Building Products                                              0.7
        Commercial Banks                                               0.6
        Distributors                                                   0.6
        Electrical Equipment                                           0.5
        Transportation Infrastructure                                  0.4
        Airlines                                                       0.4
        Communications Equipment                                       0.4
        Electric Utilities                                             0.3
        Aerospace & Defense                                            0.3
        Professional Services                                          0.3
        Containers & Packaging                                         0.3
        Capital Markets                                                0.3
        Air Freight & Logistics                                        0.2
        Construction Materials                                         0.2
        Multi-Utilities                                                0.2
        Diversified Consumer Services                                  0.1
        Office Electronics                                             0.1
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                             99.5
        NET OTHER ASSETS AND LIABILITIES                               0.5
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======

                                                                   % OF TOTAL
        CURRENCY EXPOSURE DIVERSIFICATION                          INVESTMENTS
        ------------------------------------------------------------------------
        Japanese Yen                                                  36.8%
        South Korean Won                                              19.5
        Euro                                                          11.1
        Canadian Dollar                                                7.9
        Australian Dollar                                              6.6
        British Pound Sterling                                         4.9
        Hong Kong Dollar                                               4.3
        Singapore Dollar                                               3.4
        US Dollar                                                      1.8
        Norwegian Krone                                                1.4
        Swiss Franc                                                    1.0
        Swedish Krona                                                  0.5
        Israeli Shekel                                                 0.4
        Danish Krone                                                   0.3
        New Zealand Dollar                                             0.1
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - 99.7%

            BERMUDA - 8.2%
      3,018 Alliance Oil Co., Ltd., GDR (b) (c)...............  $    24,123
    139,999 China Oil and Gas Group Ltd. (b) (c)..............       27,461
     38,799 China Singyes Solar Technologies Holdings
               Ltd. (b).......................................       32,283
    876,530 Hanergy Solar Group Ltd. (b) (c)..................       56,000
     20,000 Hopson Development Holdings Ltd. (b) (c)..........       29,016
    110,000 Nam Cheong Ltd. (b)...............................       23,550
     82,000 Newocean Energy Holdings Ltd. (b).................       46,743
     12,500 Ports Design Ltd. (b).............................       10,474
    250,001 REXLot Holdings Ltd. (b)..........................       21,943
    137,499 Shenzhen International Holdings Ltd. (b)..........       16,336
    210,000 VODone Ltd. (b)...................................       15,486
                                                                -----------
                                                                    303,415
                                                                -----------

            BRAZIL - 4.7%
        284 Abril Educacao S.A. ..............................        6,676
        440 Aliansce Shopping Centers S.A. ...................        5,226
      2,400 Brazil Pharma S.A. ...............................       16,924
      1,718 Direcional Engenharia S.A. .......................       12,327
      2,460 Eletropaulo Metropolitana Eletricidade de Sao
               Paulo S.A. (Preference.........................       12,040
            Shares)...........................................
      1,084 Equatorial Energia S.A. ..........................       10,890
      1,140 Estacio Participacoes S.A. .......................       24,766
      1,786 Helbor Empreendimentos S.A. ......................       11,932
        792 Magazine Luiza S.A. ..............................        3,590
      1,544 Mahle-Metal Leve SA Industria e Comercio .........       21,394
      4,312 Minerva S.A. (c)..................................       27,953
      1,928 Rossi Residencial S.A. ...........................        2,939
        874 TPI - Triunfo Participacoes e Investimentos
               S.A. ..........................................        5,251
        510 Valid Solucoes e Servicos de Seguranca em Meios
               de Pagamento...................................        9,843
                                                                -----------
                                                                    171,751
                                                                -----------

            CAYMAN ISLANDS - 23.6%
     89,634 361 Degrees International Ltd. (b)................       26,132
    102,000 Anton Oilfield Services Group/Hong Kong (b).......       70,972
     24,000 Anxin-China Holdings Ltd. (b).....................        5,234
      1,430 Asia Plastic Recycling Holding Ltd. (b)...........        3,821
      7,598 Chailease Holding Co., Ltd. (b)...................       21,172
     26,637 Chaowei Power Holdings Ltd. (b)...................       12,993
     32,685 China High Speed Transmission Equipment Group Co.,
               Ltd. (b) (c)...................................       15,494
     18,000 China Lilang Ltd. (b).............................       11,188
    108,562 China Lumena New Materials Corp. (b)..............       23,327
     10,500 China Metal Recycling Holdings Ltd. (b)...........       12,756
     96,000 China Wireless Technologies Ltd. (b)..............       31,543
     63,001 Chu Kong Petroleum & Natural Gas Steel Pipe
               Holdings Ltd. (b)..............................       30,961
     39,999 CIMC Enric Holdings Ltd. (b)......................       43,214
     42,999 Dongyue Group (b).................................       25,026
     14,000 Fufeng Group Ltd. (b).............................        5,008
    136,777 Global Bio-Chem Technology Group Co., Ltd. (b)....       11,828
     31,943 Glorious Property Holdings Ltd. (b) (c)...........        5,078
     60,001 Hidili Industry International Development
               Ltd. (b).......................................       13,290


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            CAYMAN ISLANDS - (CONTINUED)
    123,000 Honghua Group Ltd. (b)............................  $    57,323
    110,400 Hua Han Bio-Pharmaceutical Holdings Ltd. (b)......       32,075
     58,001 Ju Teng International Holdings Ltd. (b)...........       36,594
     78,522 Kaisa Group Holdings Ltd. (b) (c).................       22,233
     11,530 Kingboard Laminates Holdings Ltd. (b).............        5,076
      8,000 Kingsoft Corp Ltd. (b)............................        7,369
     17,000 KWG Property Holding Ltd. (b).....................       10,703
     35,999 Lijun International Pharmaceutical Holding
               Ltd. (b).......................................       10,985
     86,000 Lonking Holdings Ltd. (b).........................       19,731
     76,724 MIE Holdings Corp. (b)............................       18,987
     10,000 Minth Group Ltd. (b)..............................       14,740
     17,000 NetDragon Websoft, Inc. (b).......................       19,523
    134,477 Peak Sport Products Co., Ltd. (b).................       22,055
     76,412 Real Nutriceutical Group Ltd. (b).................       18,891
    586,000 Renhe Commercial Holdings Co., Ltd. (b) (c).......       35,268
     28,999 Sunac China Holdings Ltd. (b).....................       20,591
     42,999 Sunny Optical Technology Group Co., Ltd. (b)......       49,732
     94,000 Tiangong International Co., Ltd. (b)..............       27,558
     90,000 Tianjin Port Development Holdings Ltd. (b)........       13,373
     23,648 Tianneng Power International Ltd. (b).............       15,884
     10,000 Trauson Holdings Co., Ltd. (b)....................        9,610
     29,999 Xingda International Holdings Ltd. (b)............        9,960
     53,001 XTEP International Holdings (b)...................       20,590
                                                                -----------
                                                                    867,888
                                                                -----------

            CHINA - 3.6%
     33,999 Beijing Capital Land Ltd. (b).....................       12,595
     17,000 China National Materials Co., Ltd. (b)............        4,556
     25,999 China Suntien Green Energy Corp., Ltd. (b)........        7,119
    145,999 Chongqing Machinery & Electric Co., Ltd. (b)......       20,961
      6,000 Guangzhou Pharmaceutical Co., Ltd. (b)............       20,138
     12,000 Harbin Electric Co., Ltd. (b).....................        9,791
     22,000 Qingling Motors Co., Ltd. (b).....................        5,942
     86,000 Sichuan Expressway Co., Ltd. (b)..................       27,965
      3,000 Tong Ren Tang Technologies Co., Ltd. (b)..........       10,230
     18,000 Travelsky Technology Ltd. (b).....................       11,862
                                                                -----------
                                                                    131,159
                                                                -----------

            CYPRUS - 0.3%
      1,990 Ros Agro PLC, GDR (c).............................       12,438
                                                                -----------

            EGYPT - 2.4%
        656 Eastern Tobacco ..................................        9,256
     11,860 Ezz Steel (b).....................................       16,053
    264,801 Orascom Telecom Media And Technology Holding
               SAE............................................       28,025
     24,644 Pioneers Holding (c)..............................       14,309
      6,244 Six of October Development & Investment (c).......       17,576
      5,258 Talaat Moustafa Group (b) (c).....................        2,876
                                                                -----------
                                                                     88,095
                                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            HONG KONG - 2.3%
    167,095 China South City Holdings Ltd. (b)................  $    28,035
     62,001 Shenzhen Investment Ltd. (b)......................       24,962
     70,001 Shougang Fushan Resources Group Ltd. (b)..........       31,224
                                                                -----------
                                                                     84,221
                                                                -----------

            HUNGARY - 0.5%
        240 EGIS Pharmaceuticals PLC (b)......................       18,210
                                                                -----------

            INDONESIA - 8.0%
    223,035 Ace Hardware Indonesia Tbk PT (b).................       19,103
    172,536 Agis Tbk PT (b) (c)...............................        8,094
     32,275 AKR Corporindo Tbk PT (b).........................       16,655
     33,867 Aneka Tambang Persero Tbk PT (b)..................        4,790
    475,035 Bank Pembangunan Daerah Jawa Timur Tbk PT (b) (c).       25,497
    184,736 Bhakti Investama Tbk PT (b).......................        9,537
    254,011 Borneo Lumbung Energi & Metal Tbk PT (b) (c)......       12,342
     84,670 Indika Energy Tbk PT (b)..........................       10,674
     78,158 Indosiar Karya Media Tbk PT (b) (c)...............       10,473
    212,662 Kawasan Industri Jababeka Tbk PT (b) (c)..........        6,593
     48,447 Lippo Cikarang Tbk PT (b) (c).....................       33,539
    152,407 Matahari Putra Prima Tbk PT (b)...................       28,637
     80,214 Medco Energi Internasional Tbk PT (b).............       13,411
    313,166 Pembangunan Perumahan Persero Tbk PT (b)..........       38,794
    138,551 Surya Semesta Internusa Tbk PT (b)................       23,191
    151,147 Wijaya Karya Persero Tbk PT (b)...................       31,573
                                                                -----------
                                                                    292,903
                                                                -----------

            LUXEMBOURG - 0.4%
      4,022 Brait SE (b) (c)..................................       15,221
                                                                -----------

            MALAYSIA - 3.3%
     18,800 DRB-Hicom Bhd (b).................................       15,690
     93,600 JCY International Bhd (b).........................       15,740
     13,020 MBM Resources Bhd (b).............................       14,109
     16,200 Mudajaya Group Bhd (b)............................       12,677
     20,800 Padini Holdings Bhd (b)...........................       12,786
     18,800 Time dotCom Bhd (b)...............................       23,888
     36,800 UOA Development Bhd (b) ..........................       24,882
                                                                -----------
                                                                    119,772
                                                                -----------

            MEXICO - 2.5%
      6,130 Alsea SAB de C.V. (c).............................       17,614
      2,532 Banregio Grupo Financiero SAB de C.V. ............       13,187
      6,246 Desarrolladora Homex SAB de C.V. (c)..............        9,436
      7,402 Empresas ICA SAB de C.V. (c)......................       24,696
      5,060 Gruma SAB de C.V. (c).............................       22,376
     23,240 Urbi Desarrollos Urbanos SAB de C.V. (c)..........        5,965
                                                                -----------
                                                                     93,274
                                                                -----------

            PHILIPPINES - 1.9%
     10,000 First Gen Corp. (b) (c)...........................        6,055


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            PHILIPPINES - (CONTINUED)
     12,620 First Philippine Holdings Corp. (b)...............  $    32,382
    179,600 Lopez Holdings Corp. (b)..........................       31,718
                                                                -----------
                                                                     70,155
                                                                -----------

            POLAND - 2.2%
        342 Asseco Poland S.A. (b)............................        4,418
        776 Eurocash S.A. ....................................       12,663
      1,950 Grupa Lotos S.A. (b) (c)..........................       24,489
      9,954 Netia S.A. (b) (c)................................       12,911
      1,526 Zaklady Azotowe w Tarnowie-Moscicach S.A. (c).....       27,034
                                                                -----------
                                                                     81,515
                                                                -----------

            RUSSIA - 2.0%
        538 Acron JSC (b).....................................       22,843
     13,724 Aeroflot - Russian Airlines OJSC (b)..............       23,053
      1,146 M Video OJSC (b)..................................        8,894
    322,544 Mosenergo OAO (b).................................       13,382
 22,002,766 TGK-1 OAO (b).....................................        4,555
                                                                -----------
                                                                     72,727
                                                                -----------

            SINGAPORE - 1.0%
     36,000 China Minzhong Food Corp., Ltd. (b) (c)...........       35,076
                                                                -----------

            SOUTH AFRICA - 3.9%
        764 Cashbuild Ltd. ...................................       10,402
      2,246 DataTec Ltd. .....................................       12,335
        452 Hosken Consolidated Investments Ltd. .............        5,531
        966 Invicta Holdings Ltd. (b).........................       10,731
        552 Lewis Group Ltd. (b)..............................        3,887
      1,262 Omnia Holdings Ltd. ..............................       21,685
      2,214 Palabora Mining Co., Ltd. (c).....................       25,281
     10,982 Pinnacle Technology Holdings Ltd. (b).............       26,313
      7,704 Super Group Ltd. (b) (c)..........................       20,375
        564 Tongaat Hulett Ltd. ..............................        8,799
                                                                -----------
                                                                    145,339
                                                                -----------

            TAIWAN - 8.4%
     19,634 AcBel Polytech, Inc. (b)..........................       17,157
     13,832 Ardentec Corp. (b)................................        9,208
     19,866 Cathay Real Estate Development Co., Ltd. (b)......       11,050
      4,060 Chicony Electronics Co., Ltd. (b).................       10,797
     12,126 Chin-Poon Industrial Co. (b)......................       14,294
     12,732 China Bills Finance Corp. (b).....................        4,926
     13,244 China Petrochemical Development Corp. (b).........        7,246
     28,121 CMC Magnetics Corp. (b) (c).......................        4,963
      4,180 CTCI Corp. (b)....................................        8,076
      6,848 Eclat Textile Co., Ltd. (b).......................       30,077
     12,340 Federal Corp. (b).................................        8,831
      4,488 Gemtek Technology Corp. (b).......................        5,663
     26,341 Grand Pacific Petrochemical (b)...................       13,404


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            TAIWAN - (CONTINUED)
     17,784 Hannstar Board Corp. (b) .........................  $     8,396
      1,294 Hermes Microvision, Inc. (b)......................       31,362
      3,596 Huang Hsiang Construction Co. (b).................        9,423
     21,714 Long Bon International Co., Ltd. (b) (c)..........       15,725
      1,522 Lotes Co., Ltd. (b)...............................        4,529
      4,080 Medigen Biotechnology Corp. (b) (c)...............       27,257
      2,594 Merida Industry Co., Ltd. (b).....................       15,664
      2,544 Phytohealth Corp. (b).............................        4,304
     11,550 Sigurd Microelectronics Corp. (b).................       11,872
     17,080 Taiwan PCB Techvest Co., Ltd. (b).................       26,004
     18,526 Tatung Co., Ltd. (b) (c)..........................        4,703
      2,314 Yungtay Engineering Co., Ltd. (b).................        4,529
                                                                -----------
                                                                    309,460
                                                                -----------

            THAILAND - 10.5%
     48,800 Asian Property Development PCL ...................       15,664
      6,000 Bangchak Petroleum PCL ...........................        7,376
    117,600 Bangkokland PCL ..................................        7,911
     34,000 Central Plaza Hotel PCL ..........................       44,118
      9,600 Kiatnakin Bank PCL ...............................       21,799
      9,600 Minor International PCL ..........................        7,867
      1,400 Oishi Group PCL ..................................        7,888
     13,800 Samart Corp. PCL .................................       13,077
    257,000 Sansiri PCL ......................................       41,773
     36,995 Siam Future Development PCL ......................       12,569
     41,580 Siam Global House PCL ............................       29,675
     46,028 Sino Thai Engineering & Construction PCL .........       43,615
     12,800 STP & I PCL ......................................       40,212
      7,800 Thaicom PCL (c)...................................        9,389
      3,800 Thanachart Capital PCL ...........................        5,807
     32,400 Toyo-Thai Corp. PCL ..............................       48,127
     57,000 TPI Polene PCL ...................................       30,364
                                                                -----------
                                                                    387,231
                                                                -----------

            TURKEY - 10.0%
      4,942 Akfen Holding A.S. (b) (c)........................       30,466
      7,302 Aksa Akrilik Kimya Sanayii (b)....................       19,908
      2,240 Alarko Holding A.S. (b)...........................        7,138
      3,636 Anadolu Cam Sanayii A.S. (b) (c)..................        5,733
      5,280 Aselsan Elektronik Sanayi Ve Ticaret A.S. (b).....       30,652
      2,832 Dogus Otomotiv Servis ve Ticaret A.S. (b).........       17,783
      8,370 Ipek Dogal Enerji Kaynaklari Ve Uretim
               A.S. (b) (c)...................................       24,644
     36,661 Kardemir Karabuk Demir Celik Sanayi ve Ticaret
               A.S. (b).......................................       32,864
      7,888 Koza Anadolu Metal Madencilik Isletmeleri
               A.S. (b) (c)...................................       22,611
        640 Otokar Otomotiv Ve Savunma Sanayi A.S. (b)........       20,187
      5,122 Park Elektrik Uretim Madencilik Sanayi ve Ticaret
               A.S. (b) ......................................       19,993
     27,091 Saf Gayrimenkul Yatirim Ortakligi A.S. (b)........       14,826
     27,233 Sekerbank TAS (b) (c).............................       32,385
     12,082 Torunlar Gayrimenkul Yatirim Ortakligi A.S. (b)...       25,052


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            TURKEY - (CONTINUED)
     16,904 Trakya Cam Sanayi A.S. (b) (c)....................  $    26,448
     14,998 Turcas Petrol A.S. (b)............................       30,762
      1,126 Ulker Biskuvi Sanayi A.S. ........................        8,495
                                                                -----------
                                                                    369,947
                                                                -----------

            TOTAL INVESTMENTS - 99.7% ........................    3,669,797
            (Cost $3,269,444) (d)

            NET OTHER ASSETS AND LIABILITIES - 0.3% ..........       11,015
                                                                -----------
            NET ASSETS - 100.0% ..............................  $ 3,680,812
                                                                ===========

-------------------------------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

      (c)   Non-income producing security.

      (d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $533,707 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $133,354.

      GDR   Global Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

---------------------------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                        3/31/2013        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
    Bermuda...................................  $       303,415  $          --  $       303,415  $           --
    Brazil....................................          171,751        171,751               --              --
    Cayman Islands............................          867,888             --          867,888              --
    China.....................................          131,159             --          131,159              --
    Cyprus....................................           12,438         12,438               --              --
    Egypt.....................................           88,095         69,166           18,929              --
    Hong Kong.................................           84,221             --           84,221              --
    Hungary...................................           18,210             --           18,210              --
    Indonesia.................................          292,903             --          292,903              --
    Luxembourg................................           15,221             --           15,221              --
    Malaysia..................................          119,772             --          119,772              --
    Mexico....................................           93,274         93,274               --              --
    Philippines...............................           70,155             --           70,155              --
    Poland....................................           81,515         39,697           41,818              --
    Russia....................................           72,727             --           72,727              --
    Singapore.................................           35,076             --           35,076              --
    South Africa..............................          145,339         84,033           61,306              --
    Taiwan....................................          309,460             --          309,460              --
    Thailand..................................          387,231        387,231               --              --
    Turkey....................................          369,947          8,495          361,452              --
                                                ---------------  -------------  ---------------  --------------
TOTAL INVESTMENTS.............................  $     3,669,797  $     866,085  $     2,803,712  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. The fair value of foreign equity securities typically occurs once a pre-established market trigger is reached, such as the change in value between a foreign markets' close and the NYSE close. When this occurs, a foreign equity security normally priced based on a last sale price from the exchange on which it is principally traded (Level 1) is priced based on a factor provided by an independent pricing service (Level 2). When the pre-established market trigger is reached on a report period end date, as was the case at the prior year-end, December 31, 2012, as well as the current quarter-end, March 31 2013, a majority of the portfolio securities fall into the Level 2 category. The portfolio securities that transferred between Levels 1 and 2 at December 31, 2012 vs. March 31, 2013, were the result of being priced based upon a last sale price at one of those dates vs. being priced based on a factor at the other date. As of March 31, 2013, the Fund transferred common stocks valued at $26,540 from Level 1 to Level 2 and $29,255 from Level 2 to Level 1 of the fair value hierarchy.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)


        INDUSTRY                                                % OF NET ASSETS
        ------------------------------------------------------------------------
        Real Estate Management & Development                          10.3%
        Construction & Engineering                                     7.1
        Metals & Mining                                                6.7
        Oil, Gas & Consumable Fuels                                    5.3
        Energy Equipment & Services                                    4.3
        Chemicals                                                      4.1
        Textiles, Apparel & Luxury Goods                               3.8
        Electronic Equipment, Instruments & Components                 3.6
        Food Products                                                  3.4
        Machinery                                                      3.1
        Semiconductors & Semiconductor Equipment                       2.9
        Specialty Retail                                               2.9
        Hotels, Restaurants & Leisure                                  2.7
        Commercial Banks                                               2.7
        Pharmaceuticals                                                2.6
        Auto Components                                                2.3
        Electric Utilities                                             2.0
        Media                                                          1.8
        Leisure Equipment & Products                                   1.8
        Industrial Conglomerates                                       1.7
        Transportation Infrastructure                                  1.7
        Computers & Peripherals                                        1.6
        Household Durables                                             1.3
        Diversified Telecommunication Services                         1.3
        Electrical Equipment                                           1.2
        Real Estate Investment Trusts (REITs)                          1.1
        Communications Equipment                                       1.0
        Commercial Services & Supplies                                 0.9
        Capital Markets                                                0.9
        Multiline Retail                                               0.9
        Distributors                                                   0.9
        Diversified Consumer Services                                  0.9
        Software                                                       0.9
        Aerospace & Defense                                            0.8
        Construction Materials                                         0.8
        Food & Staples Retailing                                       0.8
        Wireless Telecommunication Services                            0.8
        Gas Utilities                                                  0.7
        Trading Companies & Distributors                               0.7
        Biotechnology                                                  0.7
        Building Products                                              0.7
        Airlines                                                       0.6
        Automobiles                                                    0.6
        Diversified Financial Services                                 0.6
        Personal Products                                              0.5
        Insurance                                                      0.4


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2013 (UNAUDITED)

        INDUSTRY - (CONTINUED)                                  % OF NET ASSETS
        ------------------------------------------------------------------------
        IT Services                                                    0.3
        Health Care Equipment & Supplies                               0.3
        Tobacco                                                        0.3
        Independent Power Producers & Energy Traders                   0.2
        Containers & Packaging                                         0.2
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                             99.7
        NET OTHER ASSETS AND LIABILITIES                               0.3
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           MARCH 31, 2013 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eighteen funds:

      First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund - (NYSE Arca, Inc. ("NYSE Arca") ticker "FPA")
      First Trust Europe AlphaDEX(R) Fund - (NYSE Arca ticker "FEP")
      First Trust Latin America AlphaDEX(R) Fund - (NYSE Arca ticker "FLN") First Trust Brazil AlphaDEX(R) Fund - (NYSE Arca ticker "FBZ")
      First Trust China AlphaDEX(R) Fund - (NYSE Arca ticker "FCA")
      First Trust Japan AlphaDEX(R) Fund - (NYSE Arca ticker "FJP")
      First Trust South Korea AlphaDEX(R) Fund - (NYSE Arca ticker "FKO") First Trust Developed Markets Ex-US AlphaDEX(R) Fund - (NYSE Arca ticker "FDT")
      First Trust Emerging Markets AlphaDEX(R) Fund - (NYSE Arca ticker "FEM") First Trust Germany AlphaDEX(R) Fund - (NYSE Arca ticker "FGM")
      First Trust Canada AlphaDEX(R) Fund - (NYSE Arca ticker "FCAN")
      First Trust Australia AlphaDEX(R) Fund - (NYSE Arca ticker "FAUS")
      First Trust United Kingdom AlphaDEX(R) Fund - (NYSE Arca ticker "FKU") First Trust Taiwan AlphaDEX(R) Fund - (NYSE Arca ticker "FTW")
      First Trust Hong Kong AlphaDEX(R) Fund - (NYSE Arca ticker "FHK")
      First Trust Switzerland AlphaDEX(R) Fund - (NYSE Arca ticker "FSZ") First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund - (NYSE Arca ticker "FDTS")
      First Trust Emerging Markets Small Cap AlphaDEX(R) Fund - (NYSE Arca ticker "FEMS")

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. All securities and other assets of each Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. Each Fund's securities will be valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           MARCH 31, 2013 (UNAUDITED)

quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


In addition differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between the Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2013, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           MARCH 31, 2013 (UNAUDITED)

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2013, only FDT and FEM have securities in the securities lending program.

ADDITIONAL INFORMATION

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           MARCH 31, 2013 (UNAUDITED)

                             LICENSING INFORMATION

Each equity index that each of the Funds seeks to track (collectively, the "Indices" or the "Defined Index Series") is compiled by S&P Dow Jones Indices LLC ("S&P"). S&P is not affiliated with the Funds, First Trust Portfolios L.P. ("FTP"), or First Trust Advisors L.P. ("First Trust"). The Funds are entitled to use the Defined Index Series pursuant to sublicensing arrangements by and among each applicable Fund, S&P, First Trust and FTP, which in turn has a licensing agreement with S&P.

First Trust does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Indices or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.

"AlphaDEX(R)" is a registered trademark of FTP. The Funds and First Trust on behalf of the Funds have been granted the right by FTP to use the name "AlphaDEX(R)" for certain purposes.

FTP has licensed to S&P, free of charge, the right to use certain intellectual property owned by FTP, including the AlphaDEX(R) stock selection method, in connection with the S&P's calculation of the Defined Index Series. The AlphaDEX(R) stock selection method has received a patent from the United States Patent and Trademark Office.

Notwithstanding such license, S&P is solely responsible for the creation, compilation and calculation of the Defined Index Series and has the exclusive right to determine the stocks included in the Indices pursuant to the Indices' methodologies. S&P freely exercises discretion pursuant to the AlphaDEX(R) methodology to select individual stocks for the Index.

The Defined Index Series is a product of S&P Dow Jones Indices LLC, and has been licensed for use by FTP. The AlphaDEX(R) Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, or any of its respective affiliates or third party licensors (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the AlphaDEX(R) Funds or any member of the public regarding the advisability of investing in securities generally or in the AlphaDEX(R) Funds particularly or the ability of any of the Defined Index Series to track general market performance. S&P Dow Jones Indices' only relationship to FTP with respect to the Defined Index Series is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The Defined Index Series is determined, composed and calculated by S&P Dow Jones Indices without regard to FTP or the AlphaDEX(R) Funds. S&P Dow Jones Indices has no obligation to take the needs of FTP or the owners of the AlphaDEX(R) Funds into consideration in determining, composing or calculating the Defined Index Series. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the share prices, and amount of shares of the AlphaDEX(R) Funds, or the timing of the issuance or sale of shares of the AlphaDEX(R) Funds, or in the determination or calculation of the equation by which the AlphaDEX(R) Funds shares are created or redeemed. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the AlphaDEX(R) Funds. There is no assurance that investment products based on the Defined Index Series will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DEFINED INDEX SERIES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FTP, OWNERS OF THE ALPHADEX(R) FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DEFINED INDEX SERIES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FTP, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    First Trust Exchange-Traded AlphaDEX(R) Fund II
            -------------------------------------------------------

By:   /s/ Mark R. Bradley
      ------------------------------------------------------------------------
          Mark R. Bradley,
          President and Chief Executive Officer
          (principal executive officer)

Date: May 21, 2013
      --------------------

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Mark R. Bradley
      ------------------------------------------------------------------------
          Mark R. Bradley,
          President and Chief Executive Officer
          (principal executive officer)

Date: May 21, 2013
      --------------------


By:   /s/ James M. Dykas
      ------------------------------------------------------------------------
          James M. Dykas,
          Treasurer, Chief Financial Officer and
          Chief Accounting Officer
          (principal financial officer)

Date: May 21, 2013
      --------------------